File No. 811-5017
                                                               File No. 33-11466

                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D. C.   20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 14

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                                Amendment No. 14

TMK/UNITED FUNDS, INC.
                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
            (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Sharon K. Pappas, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          _____  on (date) pursuant to paragraph (b)
          _____  60 days after filing pursuant to paragraph (a)(1)
          _____  on (date) pursuant to paragraph (a)(1)
          __X__  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

       ==================================================================

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 1995 was filed on February 27, 1996.

                             TMK/UNITED FUNDS, INC.
                             ======================
                             Cross Reference Sheet
                             =====================
Part A of
Form N-1A
Item No.                      Prospectus Caption
---------                     ------------------

 1 ........................   Cover Page
 2(a) .....................   *
  (b) .....................   Prospectus Summary
  (c) .....................   *
 3(a) .....................   Financial Highlights
  (b) .....................   *
  (c) .....................   Performance Information
  (d)......................   Financial Highlights; Performance Information
 4(a) .....................   The Fund; Goals and Investment Policies of the
                              Portfolios; Other Information
  (b) .....................   Goals and Investment Policies of the Portfolios
  (c) .....................   Goals and Investment Policies of the Portfolios
 5(a) .....................   Other Information
  (b)......................   Management; Back Cover
  (c) .....................   Management
  (d) .....................   Management; Back Cover
  (e) .....................   *
  (f) .....................   Management
  (g)......................   *
5A.........................   **
 6(a) .....................   The Fund; Other Information
  (b) .....................   *
  (c) .....................   *
  (d) .....................   *
  (e) .....................   Other Information
  (f)......................   Dividends and Distributions
  (g) .....................   Taxes
  (h) .....................   *
 7(a) .....................   Management; Back Cover
  (b) .....................   Net Asset Value
  (c) .....................   *
  (d) .....................   *
  (e) .....................   *
  (f) .....................   *
 8(a) .....................   Purchases and Redemptions
  (b) .....................   *
  (c) .....................   *
  (d) .....................   Purchases and Redemptions
 9 ........................   *

Part B of
Form N-1A
Item No.                      SAI Caption
---------                     -----------

10(a) .....................   Cover Page
  (b) .....................   *
11 ........................   Cover Page
12 ........................   *
13(a) .....................   Goals and Investment Policies
  (b) .....................   Goals and Investment Policies
  (c) .....................   Goals and Investment Policies
  (d) .....................   Goals and Investment Policies
14(a) .....................   Directors and Officers
  (b) .....................   Directors and Officers
  (c)                         Directors and Officers
15(a) .....................   *
  (b) .....................   *
  (c) .....................   *
16(a)(i) ..................   Investment Management and Other Services
  (a)(ii) .................   Investment Management and Other Services;
                              Directors and Officers
  (a)(iii) ................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
  (d) .....................   Investment Management and Other Services
  (e) .....................   *
  (f) .....................   *
  (g) .....................   *
  (h) .....................   Investment Management and Other Services
  (i) .....................   *
17(a) .....................   Portfolio Transactions and Brokerage
  (b) .....................   *
  (c) .....................   Portfolio Transactions and Brokerage
  (d) .....................   Portfolio Transactions and Brokerage
  (e) .....................   Portfolio Transactions and Brokerage
18(a) .....................   Other Information
  (b) .....................   *
19(a) .....................   Purchases and Redemptions
  (b) .....................   Net Asset Value; Purchases and Redemptions
  (c) .....................   Purchases and Redemptions
20 ........................   Taxes
21(a) .....................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
22(a)......................   Performance Information
  (b)(i)...................   Performance Information
  (b)(ii)..................   Performance Information
  (b)(iii).................   *
  (b)(iv)..................   Performance Information
23 ........................   Financial Statements

---------------------------------------------------------------------------
 *Not Applicable or Negative Answer
**Contained in the Annual Report to Shareholders

                             TMK/UNITED FUNDS, INC.

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                 (913) 236-2000

---------------------------------------------------------------

                              ____________, 1997

                                   PROSPECTUS

-----------------------------------------------------------------

        TMK/United Funds, Inc. (the "Fund") is a diversified, open-end management investment company commonly known as a mutual fund, with eleven separate Portfolios each with separate goals and investment policies. The goals and investment policies of the Portfolios, which may be changed by the Directors of the Fund without a vote of the shareholders, are generally as follows:

                             Money Market Portfolio

     Maximum current income consistent with stability of principal by investing in money market securities.

                                 Bond Portfolio

     Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

                             High Income Portfolio

     Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk, fixed-income securities but with the ability to invest not more than 20% of assets in common stocks.

                                Growth Portfolio

     Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

                                Income Portfolio

     Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

                            International Portfolio

     Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

                              Small Cap Portfolio

     Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

                               Balanced Portfolio

     Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

                          Limited-Term Bond Portfolio

     High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

                            Asset Strategy Portfolio

     High total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments.

                            Science and Technology Portfolio

     Long-term capital growth through investments primarily in science and technology securities.

        This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity policies offered by Participating Insurance Companies. Additional information about the Fund has been filed with the Securities and Exchange Commission and is contained in the Statement of Additional Information (the "SAI") dated ____________, 1997. You may obtain a copy of the SAI free of charge by request to the Fund or its Distributor, Waddell & Reed, Inc., at the address or telephone number shown above or from United Investors Life Insurance Company, Variable Products Division, P.O. Box 156, Birmingham, Alabama 35201-0156. The SAI is incorporated by reference into this Prospectus and you will not be aware of all facts unless you read both this Prospectus and the SAI.

     An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     THE HIGH INCOME PORTFOLIO MAY INVEST UP TO ALL OF ITS ASSETS IN BONDS ISSUED BY DOMESTIC OR FOREIGN ISSUERS RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS," WHICH ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS" INCLUDED IN THIS PROSPECTUS FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH NON-INVESTMENT GRADE DEBT SECURITIES. SEE APPENDIX A FOR A DISCUSSION OF BOND RATINGS.

                  Retain This Prospectus For Future Reference.

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A FUNDING OR INVESTMENT VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY POLICIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information appearing in the body of the Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Portfolios:        This Prospectus describes eleven separate portfolios
                    (each a "Portfolio" and, collectively, the "Portfolios") of an open-end, management investment company with different goals and investment policies. Each of the Portfolios is a diversified portfolio. Shares of the Fund are being marketed exclusively as a funding or investment vehicle for life insurance companies writing various types of variable life insurance policies and variable annuity policies.

Investment Goals and Policies:

     Money Market Portfolio: Maximum current income consistent with stability of principal by investing in money market securities.

     Bond Portfolio: Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

     High Income Portfolio: Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk, fixed-income securities but with the ability to invest not more than 20% of its assets in common stocks.

     Growth Portfolio: Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

     Income Portfolio: Maintenance of current income, subject to market conditions, by investing primarily in common stocks or securities convertible into common stocks.

     International Portfolio: Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

     Small Cap Portfolio: Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

     Balanced Portfolio: Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

     Limited-Term Bond Portfolio: High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including U.S. Government Securities. The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

     Asset Strategy Portfolio: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

        Science and Technology Portfolio: Long-term capital growth through investments primarily in science and technology securities.

        There can be no assurance that a Portfolio will be successful in meeting its investment goal. For a further description of the eleven Portfolios, their investment techniques and certain risks which may be associated with investments in repurchase agreements, the securities of foreign issuers, non-investment grade debt securities, options and futures contracts, and with other investment techniques, see "Securities and Investment Practices."

Investment Manager: Waddell & Reed Investment Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc., acts as investment manager for each Portfolio. See "Management."

Distributor:        Waddell & Reed, Inc. acts as principal distributor and
                    underwriter for the Fund.  See "Management."

Purchases:          The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies offered by the separate accounts of certain life insurance companies. As of the date of this Prospectus, the only participating insurance company is United Investors Life
                    Insurance Company. Individual policyowners are not direct shareholders of the Fund. The participating insurance companies and their separate accounts are the actual shareholders. The separate accounts of the participating insurance companies place orders to purchase shares of each Portfolio. Shares of a Portfolio are sold at their net asset value and a sales charge is not incurred upon the purchase of shares of a Portfolio. See "Purchases and Redemptions" and "The Fund."

Redemptions:        The separate accounts of the participating insurance
                    companies place orders to redeem shares of each Portfolio.
                    Redemptions are made at net asset value. See "Purchases and Redemptions."

Dividends:             Dividends are ordinarily declared and paid annually,
                    except by Money Market Portfolio which are declared and paid daily.

                    Dividends and other distributions are paid in additional full and fractional shares of the paying Portfolio. See "Dividends and Distributions."

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                                GROWTH PORTFOLIO

                  For the six
                 months ended                             For the fiscal year ended December 31,
                     June 30,   ---------------------------------------------------------------------------------------
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Net asset value,
  beginning of
  period ..........   $6.8260   $5.8986   $6.1962   $6.1505   $5.5973   $4.9479   $5.4025   $4.9837   $4.7846   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ........    0.0447    0.0903    0.1211    0.0537    0.1013    0.1229    0.1661    0.1611    0.1539    0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ...    0.2187    2.1842    0.0268    0.8087    1.0653    1.6636   (0.4546)   1.2150    0.4944   (0.2154)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ......    0.2634    2.2745    0.1479    0.8624    1.1666    1.7865   (0.2885)   1.3761    0.6483   (0.1631)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)  (0.0903)  (0.1211)  (0.0537)  (0.1013)  (0.1229)  (0.1661)  (0.1611)  (0.1539)  (0.0523)
  Distribution from
    capital gains .   (0.0000)  (1.2568)  (0.3244)  (0.7569)  (0.5121)  (1.0142)  (0.0000)  (0.7962)  (0.2953)  (0.0000)
  Distribution in
    excess of capital
    gains .........   (0.0000)  (0.0000)  (0.0000)  (0.0061)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (1.3471)  (0.4455)  (0.8167)  (0.6134)  (1.1371)  (0.1661)  (0.9573)  (0.4492)  (0.0523)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $7.0894   $6.8260   $5.8986   $6.1962   $6.1505   $5.5973   $4.9479   $5.4025   $4.9837   $4.7846
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ......    3.86%    38.57%     2.39%    14.02%    20.84%    36.10%    -5.34%    27.61%    13.55%    -6.86%
Net assets, end of
  period (000
  omitted) ........  $455,971  $418,826  $276,737  $220,590  $122,363   $69,044   $37,440   $28,510   $14,521    $5,636
Ratio of expenses
  to average net
  assets ..........    0.73%**   0.75%     0.77%     0.78%     0.80%     0.86%     0.86%     0.85%     0.96%     0.91%
Ratio of net investment
  income to average
  net assets ......    1.30%**   1.35%     2.07%     1.01%     2.00%     2.43%     3.58%     3.40%     3.79%     4.92%
Portfolio turnover
  rate ............  124.93%   245.80%   277.36%   297.81%   225.87%   316.72%   331.15%   344.71%   278.57%   127.80%

 *Growth Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                                INCOME PORTFOLIO
                  For the six
                 months ended       For the fiscal year ended December 31,
                     June 30,   ------------------------------------------------
                         1996      1995      1994      1993      1992      1991*
                         ----      ----      ----      ----      ----      -----
Net asset value,
  beginning of
  period ..........   $8.6756   $6.7689   $6.9180   $5.9530   $5.3158   $5.0000
                      -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ........    0.0437    0.0839    0.0702    0.0651    0.0803    0.0633
  Net realized and
    unrealized gain
    (loss) on
    investments ...    0.7267    2.0525   (0.1490)   0.9650    0.6496    0.3158
                      -------   -------   -------   -------   -------   -------
Total from investment
  operations ......    0.7704    2.1364   (0.0788)   1.0301    0.7299    0.3791
                      -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)  (0.0839)  (0.0703)  (0.0651)  (0.0803)  (0.0633)
  Distribution from
    capital gains .   (0.0000)  (0.1457)  (0.0000)  (0.0000)  (0.0124)  (0.0000)
  Distribution in
    excess of
    capital gains .   (0.0000)  (0.0001)  (0.0000)  (0.0000)  (0.0000)  (0.0000)
                      -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.2297)  (0.0703)  (0.0651)  (0.0927)  (0.0633)
                      -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $9.4460   $8.6756   $6.7689   $6.9180   $5.9530   $5.3158
                      =======   =======   =======   =======   =======   =======
Total return ......    8.88%    31.56%    -1.14%    17.30%    13.78%    17.43%
Net assets, end of
  period (000
  omitted) ........  $389,331  $331,194  $218,774  $155,092   $65,027   $15,640
Ratio of expenses
  to average net
  assets ..........    0.73%**   0.77%     0.77%     0.79%     0.85%     0.89%
Ratio of net investment
  income to average
  net assets ......    0.98%**   1.13%     1.16%     1.36%     1.78%     2.47%
Portfolio turnover
  rate ............    9.68%    15.00%    23.32%    18.38%    15.74%     4.41%

 *Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                            INTERNATIONAL PORTFOLIO

                      For the        For the        For the
                   six months    fiscal year         period
                        ended          ended          ended
                June 30, 1996       12/31/95       12/31/94*
                -------------       --------       ---------
Net asset value,
  beginning of
  period ..........   $5.2790        $4.9926        $5.0000
                      -------        -------        -------
Income from investment
  operations:
  Net investment
    income ........    0.0574         0.0846         0.0207
  Net realized and
    unrealized gain (loss)
    on investments     0.3479         0.2790        (0.0074)
                       ------         ------         -------
Total from investment
  operations ......    0.4053         0.3636         0.0133

Less dividends from net
  investment
  income ..........   (0.0000)       (0.0772)       (0.0207)
                       ------         ------         -------
Net asset value,
  end of period ...   $5.6843        $5.2790        $4.9926
                      =======        =======        =======
Total return ......    7.68%          7.28%          0.26%
Net assets, end of
  period (000
  omitted) ........   $64,353        $50,196        $26,020
Ratio of expenses
  to average net
  assets ..........    0.98%**        1.02%          1.26%
Ratio of net investment
  income to average
  net assets ......    2.31%**        1.99%          1.37%
Portfolio turnover
  rate ............   35.95%         34.93%         23.23%

 *International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                              SMALL CAP PORTFOLIO

                      For the        For the        For the
                   six months    fiscal year         period
                        ended          ended          ended
                June 30, 1996       12/31/95       12/31/94*
                -------------       --------       ---------
Net asset value,
  beginning of
  period ..........   $7.6932        $5.9918        $5.0000
                      -------        -------        -------
Income from investment
  operations:
  Net investment
    income ........    0.0029         0.0900         0.0376
  Net realized and
    unrealized gain
    on investments     1.2631         1.8470         1.0086
                       ------         ------         ------
Total from investment
  operations ......    1.2660         1.9370         1.0462
                       ------         ------         ------
Less distributions:
  Dividends from net
    investment income (0.0000)       (0.0900)       (0.0376)
  Distribution from
    capital gains .   (0.0000)       (0.1456)       (0.0168)
                       ------         ------         ------
Total distributions   (0.0000)       (0.2356)       (0.0544)
                       ------         ------         ------
Net asset value,
  end of period ...   $8.9592        $7.6932        $5.9918
                      =======        =======        =======
Total return ......   16.46%         32.32%         20.92%
Net assets, end of
  period (000
  omitted) ........   $85,404        $55,591        $16,080
Ratio of expenses
  to average net
  assets ..........    0.92%**        0.96%          1.08%
Ratio of net investment
  income to average
  net assets ......    0.07%**        1.77%          2.35%
Portfolio turnover
  rate ............   63.81%         43.27%         21.61%

 *Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                               BALANCED PORTFOLIO

                      For the        For the        For the
                   six months    fiscal year         period
                        ended          ended          ended
                June 30, 1996       12/31/95       12/31/94*
                -------------       --------       ---------
Net asset value,
  beginning of
  period ..........   $5.9000        $4.9359        $5.0000
                      -------        -------        -------
Income from investment
  operations:
  Net investment
    income ........    0.0835         0.1333         0.0460
  Net realized and
    unrealized gain (loss)
    on investments     0.1914         1.0611        (0.0641)
                       ------         ------         ------
Total from investment
  operations ......    0.2749         1.1944        (0.0181)
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)       (0.1333)       (0.0460)
  Distribution from
    capital gains .   (0.0000)       (0.0970)       (0.0000)
                       ------         ------         ------
Total distributions   (0.0000)       (0.2303)       (0.0460)
                       ------         ------         ------
Net asset value,
  end of period ...   $6.1749        $5.9000        $4.9359
                      =======        =======        =======
Total return ......    4.66%         24.19%         -0.37%
Net assets, end of
  period (000
  omitted) ........   $31,623        $23,603         $8,671
Ratio of expenses
  to average net
  assets ..........    0.71%**        0.72%          0.95%
Ratio of net investment
  income to average
  net assets ......    3.11%**        3.22%          3.14%
Portfolio turnover
  rate ............   31.97%         62.87%         19.74%

 *Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout the period)

                            ASSET STRATEGY PORTFOLIO

                      For the        For the
                   six months         period
                        ended          ended
                June 30, 1996       12/31/95*
                -------------       --------
Net asset value,
  beginning of
  period ..........   $5.0137        $5.0000
                      -------        -------
Income from investment
  operations:
  Net investment
    income ........    0.0766         0.0717
  Net realized and
    unrealized gain
    on investments     0.0614         0.0193
                       ------         ------
Total from investment
  operations ......    0.1380         0.0910
                       ------         ------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)       (0.0713)
  Distribution from
    capital gains .   (0.0000)       (0.0060)
                       ------         ------
Total distributions   (0.0000)       (0.0773)
                       ------         ------
Net asset value,
  end of period ...   $5.1517        $5.0137
                      =======        =======
Total return ......    2.76%          1.80%
Net assets, end of
  period (000
  omitted) ........    $7,877         $4,344
Ratio of expenses
  to average net
  assets ..........    1.01%**        0.91%
Ratio of net investment
  income to average
  net assets ......    3.67%**        4.42%
Portfolio turnover
  rate ............   23.17%        149.17%

 *Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                             MONEY MARKET PORTFOLIO

                  For the six
                 months ended                             For the fiscal year ended December 31,
                     June 30,   ---------------------------------------------------------------------------------------
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Net asset value,
  beginning of
  period ..........   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment
  income ..........    0.0243    0.0542    0.0368    0.0260    0.0324    0.0536    0.0753    0.0852    0.0677    0.0297
Less dividends
  declared ........   (0.0243)  (0.0542)  (0.0368)  (0.0260)  (0.0324)  (0.0536)  (0.0753)  (0.0852)  (0.0677)  (0.0297)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ......    2.45%     5.56%     3.72%     2.63%     3.29%     5.49%     7.82%     8.91%     7.37%     6.57%
Net assets, end of
  period (000
  omitted) ........   $42,506   $36,872   $30,812   $26,000   $23,995   $19,797   $16,870   $11,753    $8,711    $5,868
Ratio of expenses
  to average net
  assets ..........    0.60%**   0.62%     0.65%     0.65%     0.65%     0.76%     0.79%     0.78%     0.94%     0.89%
Ratio of net investment
  income to average
  net assets ......    4.88%**   5.42%     3.72%     2.61%     3.17%     5.33%     7.52%     8.49%     6.84%     6.81%

 *Money Market Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                          LIMITED-TERM BOND PORTFOLIO

                      For the        For the        For the
                   six months    fiscal year         period
                        ended          ended          ended
                June 30, 1996       12/31/95       12/31/94*
                -------------       --------       ---------
Net asset value,
  beginning of
  period ..........   $5.2521        $4.8611        $5.0000
                      -------        -------        -------
Income from investment
  operations:
  Net investment
    income ........    0.1445         0.2841         0.1507
  Net realized and
    unrealized gain (loss)
    on investments    (0.1584)        0.4122        (0.1375)
                       ------         ------         ------
Total from investment
  operations ......   (0.0139)        0.6963         0.0132
                       ------         ------         ------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)       (0.2841)       (0.1507)
  Distribution from
    capital gains .   (0.0000)       (0.0212)       (0.0014)
                       ------         ------         ------
Total distributions   (0.0000)       (0.3053)       (0.1521)
                       ------         ------         ------
Net asset value,
  end of period ...   $5.2382        $5.2521        $4.8611
                      =======        =======        =======
Total return ......   -0.27%         14.29%          0.26%
Net assets, end of
  period (000
  omitted) ........    $3,205         $2,853         $1,645
Ratio of expenses
  to average net
  assets ..........    0.92%**        0.71%          0.93%
Ratio of net investment
  income to average
  net assets ......    5.74%**        6.22%          5.89%
Portfolio turnover
  rate ............    7.10%         18.16%         93.83%

 *Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                                 BOND PORTFOLIO

                  For the six
                 months ended                             For the fiscal year ended December 31,
                     June 30,   ---------------------------------------------------------------------------------------
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Net asset value,
  beginning of
  period ..........   $5.3592   $4.7393   $5.4045   $5.2626   $5.2661   $4.9534   $5.0249   $4.8852   $4.9246   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ........    0.1677    0.3556    0.3507    0.3334    0.3643    0.3867    0.4025    0.4155    0.4088    0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments ...   (0.2706)   0.6202   (0.6652)   0.3046    0.0216    0.3771   (0.0715)   0.1397   (0.0394)  (0.0249)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ......   (0.1029)   0.9758   (0.3145)   0.6380    0.3859    0.7638    0.3310    0.5552    0.3694    0.1612
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0000)  (0.3559)  (0.3507)  (0.3334)  (0.3643)  (0.3867)  (0.4025)  (0.4155)  (0.4088)  (0.1861)
  Distribution from
    capital gains .   (0.0000)  (0.0000)  (0.0000)  (0.1627)  (0.0251)  (0.0644)  (0.0000)  (0.0000)  (0.0000)  (0.0505)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.3559)  (0.3507)  (0.4961)  (0.3894)  (0.4511)  (0.4025)  (0.4155)  (0.4088)  (0.2366)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $5.2563   $5.3592   $4.7393   $5.4045   $5.2626   $5.2661   $4.9534   $5.0249   $4.8852   $4.9246
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ......   -1.92%    20.56%    -5.90%    12.37%     7.67%    16.19%     7.03%    11.82%    7.74%      7.20%
Net assets, end of
  period (000
  omitted) ........ $86,331   $88,570   $74,017   $81,727   $49,428   $29,112   $16,464   $11,530     $6,465     $2,923
Ratio of expenses
  to average net
  assets ..........    0.59%**   0.60%     0.62%     0.62%     0.64%     0.72%     0.78%     0.81%     0.96%     0.79%
Ratio of net investment
  income to average
  net assets ......    6.35%**   6.73%     6.73%     6.01%     6.91%     7.65%     8.05%     8.34%     8.17%     8.96%
Portfolio turnover
  rate ............   43.06%    71.17%   135.82%    68.75%    44.32%    52.50%    51.50%    42.83%    29.18%   187.93%

 *Bond Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

        The following information with the exception of the six-month period ended June 30, 1996 has been audited by Price Waterhouse LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of Price Waterhouse LLP included in the SAI.

                (For a share outstanding throughout each period)

                             HIGH INCOME PORTFOLIO

                  For the six
                 months ended                             For the fiscal year ended December 31,
                     June 30,   ---------------------------------------------------------------------------------------
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                         ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Net asset value,
  beginning of
  period ..........   $4.4448   $4.1118   $4.6373   $4.2886   $4.0770   $3.4067   $4.1288   $4.8837   $4.7333   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ........    0.2039    0.4165    0.4106    0.3899    0.4050    0.4368    0.4346    0.5810    0.5263    0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments ...   (0.0446)   0.3330   (0.5255)   0.3487    0.2116    0.6703   (0.7221)  (0.7549)   0.1595   (0.2667)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ......    0.1593    0.7495   (0.1149)   0.7386    0.6166    1.1071   (0.2875)  (0.1739)   0.6858   (0.0242)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from
    net investment
    income ........   (0.0000)  (0.4165)  (0.4106)  (0.3899)  (0.4050)  (0.4368)  (0.4346)  (0.5810)  (0.5263)  (0.2425)
  Distribution from
    capital gains .   (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0091)  (0.0000)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.4165)  (0.4106)  (0.3899)  (0.4050)  (0.4368)  (0.4346)  (0.5810)  (0.5354)  (0.2425)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $4.6041   $4.4448   $4.1118   $4.6373   $4.2886   $4.0770   $3.4067   $4.1288   $4.8837   $4.7333
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ......    3.58%    18.19%    -2.55%    17.90%    15.70%    34.19%    -7.44%    -4.19%    15.14%    -0.99%
Net assets, end of
  period (000
  omitted) ........   $88,745   $86,686   $72,644   $71,265   $41,456   $24,394   $13,868   $15,717   $12,779    $4,521
Ratio of expenses
  to average net
  assets ..........    0.71%**   0.72%     0.74%     0.75%     0.77%     0.87%     0.90%     0.82%     0.91%     0.79%
Ratio of net investment
  income to average
  net assets ......    8.92%**   9.25%     9.03%     8.66%     9.48%    11.32%    11.55%    12.54%    10.85%    10.70%
Portfolio turnover
  rate ............   31.21%    41.78%    37.86%    54.22%    60.79%    34.00%    12.21%    74.97%    46.75%     7.09%

 *High Income Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

   Science and Technology Portfolio was created in 1997.

Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address and phone number shown on the cover of this Prospectus.

                                    THE FUND

        The Fund is a series fund consisting of eleven Portfolios: Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies (hereinafter collectively referred to as the "Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). As of the date of this Prospectus, the only Participating Insurance Company is United Investors Life Insurance Company. The Policies are described in the accompanying prospectus issued by the Participating Insurance Company. The Fund assumes no responsibility for such prospectus.

     The Fund does not perceive any risks to the Policyowners resulting from the use of the same funding vehicle for both annuity and life insurance policies nor any disadvantages to Policyowners arising from the fact that the interests of annuity and life insurance Policyowners may differ. Nevertheless, the Board of Directors will monitor events in order to identify any material, irreconcilable conflict in the interests of such Policyowners which may arise.

     The individual Policyowners are not direct shareholders of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the actual shareholders. To the extent required by law, Policyowners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of the Participating Insurance Companies.

Performance Information

     From time to time advertisements or information furnished may include performance data. Performance may be shown by presenting one or more performance measurements, including yield, total return and performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio. Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address or phone number shown on the cover of this Prospectus.

   Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio, Science and Technology Portfolio

     A Portfolio's total return is its overall change in value for the period shown including the effect of reinvesting dividends and capital gains distributions and any change in the net asset value per share. A cumulative total return reflects the Portfolio's change in value over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the cumulative total return for a stated period if the Portfolio's performance had been constant during each year of that period. Average annual total returns are not actual year-by-year results and investors should realize that total returns will fluctuate. No sales charge is required to be paid by the Participating Insurance Companies for purchase of Portfolio shares. The Fund may also provide non-standardized performance information.

Money Market Portfolio

        The "current yield" of Money Market Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of the assumed reinvestment.

General

     From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or selected recognized market indicators. Performance information may be quoted numerically or presented in a table, graph or other illustration.

     All performance information included in advertisements or information provided to present or prospective Policyholders is historical in nature and is not intended to represent or guarantee future results. Yield information cannot necessarily be used to compare Portfolio shares with investment alternatives which provide fixed yields, such as bank accounts (which accounts may be insured), or with yields of similar investment companies which may be computed in a different manner. An investment in Portfolio shares is not insured. The value of any Portfolio's shares when redeemed may be more or less than their original cost. See the SAI for total return and yield and methods of computation.

                GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS

        Each of the eleven Portfolios has a different goal that it pursues through separate investment policies that are described below. The different goal(s) of the Portfolios and the different investment policies utilized by each Portfolio in attempting to achieve its goal(s) can be expected to affect the degree of market and financial risk to which each Portfolio is subject as well as the return of each Portfolio. There can be no assurance that a Portfolio will achieve its goal(s); some market risks are inherent in all securities to varying degrees.

        The goals, investment policies and restrictions of each Portfolio may, unless otherwise specifically stated, be changed by the Directors of the Fund without a vote of the shareholders. In addition to the investment policies for each Portfolio discussed below, each Portfolio may engage in certain other investment strategies described under "Securities and Investment Practices." Additional information concerning investment policies may be found in the SAI.

Money Market Portfolio

     The goal of Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve this goal by investing in a portfolio of money market instruments. Subject to the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio may invest only in the following U.S. dollar-denominated money market obligations and instruments:
U.S. Government obligations (including obligations of U.S. Government agencies and instrumentalities); bank obligations and instruments secured by bank obligations, such as letters of credit; commercial paper; corporate debt obligations, including variable amount master demand notes; Canadian Government obligations; and certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest. The Portfolio may, however, only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation.

     Investments are limited to those that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) or are comparable unrated securities. See Appendix A to this Prospectus for a description of some of these ratings. Investments in the securities of any one issuer (except U.S. Government Securities) are limited to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. The Portfolio may only invest in securities with a remaining maturity of not more than 397 calendar days.

     Consistent with its investment policies, the Portfolio may invest in only those municipal obligations that either (i) are guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or by a corporation in whose commercial paper the Portfolio may invest, or (ii) depend for their repayment solely upon a corporate issuer whose debt obligations are rated at least A by S&P or MIS.

     The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although this may not always be possible. It uses the amortized cost method of securities valuation. The Portfolio's income fluctuates with changes in prevailing interest rates and there is no assurance that its goal will be achieved. See the SAI for a discussion of the valuation method.

   Bond Portfolio

     The goal of Bond Portfolio is to provide current income with an emphasis on preservation of capital. It ordinarily invests at least 65% of its assets in debt securities of varying yields, quality and maturities.

     In selecting debt securities for this Portfolio, the Fund's investment manager, Waddell & Reed Investment Management Company (the "Manager"), considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Portfolio may not purchase any securities other than debt securities if, after such purchase, more than 10% of its total assets would be invested in non-debt securities. However, this 10% limit does not include any non-debt securities held as a result of conversion of a debt security or exercise of a warrant.

        The Portfolio may invest a significant, but varying, percentage of its assets in U.S. Government Securities. See "Securities and Investment Practices" for a further discussion of the Portfolio's ability to invest in U.S. Government Securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or cash equivalents. Taking a defensive position might result in a lower yield.

     The Portfolio is actively managed and may have a turnover rate in excess of 200%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences. In determining what proportion of the Portfolio will be invested in what type and quality of securities, the Manager considers what investments will be most effective in achieving the Portfolio's goal. The proportions may vary depending upon the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, the ability to preserve capital and other factors.

   High Income Portfolio

     The primary goal of High Income Portfolio is high current income; as a secondary goal it seeks capital growth when consistent with the primary goal. The Portfolio attempts to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities. These include corporate bonds and notes, convertible securities and preferred stocks that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. ("MIS") or BBB or lower by Standard and Poor's Ratings Services ("S&P")), or are unrated securities that are, in the opinion of the Manager, of similar quality to rated bonds in these categories.

     Under normal market conditions at least 65% of the value of the Portfolio's total assets will be invested to seek a high level of current income, which securities may include high-yield, high-risk securities. A portion of the Portfolio's assets may be invested in common stocks; however, the Portfolio will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends. The Portfolio does not anticipate investing more than 4% of its total assets in non-dividend-paying common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in (i) higher-rated securities if the Manager believes that the risk of loss of income and principal may be reduced with a relatively small reduction in yield; or (ii) cash or cash equivalents. Taking a defensive position might result in a lower yield.

     The Portfolio may invest in zero coupon securities. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its goals or meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   Growth Portfolio

     The goal of Growth Portfolio is capital growth with current income as a secondary goal. It seeks to achieve these goals by investing in common stocks or securities convertible into common stocks. The Portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables it to pursue investment values in various sectors of the market.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or fixed income securities or in common stocks chosen for their relative stability rather than for growth potential. Taking a defensive position might result in a lower yield.

   Income Portfolio

     The goal of Income Portfolio is the maintenance of current income, subject to market conditions. It seeks to achieve this goal by investing primarily in common stocks, or securities convertible into common stocks, of companies that have the potential for capital growth or that may be expected to resist market decline. When investment conditions are such that stocks with high yields are less attractive than other common stocks, lower-yielding common stocks may be held because of their prospects for appreciation. At other times, the Portfolio may seek to achieve this goal by holding cash or investing in debt securities and preferred stocks when the return on these securities is attractive relative to the return on common stocks.

International Portfolio

     The primary goal of International Portfolio is the long-term appreciation of capital. Current income is a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in securities issued by companies or governments of any nation. The securities selected to attempt to achieve the Portfolio's primary goal are those issued by companies that the Manager believes have the potential for long-term growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities. Securities purchased because they may increase in value over the long term will usually be common stocks, securities that may be converted into common stocks or rights for the purchase of common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the Portfolio's assets may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

        All or a substantial portion of the Portfolio's assets may be invested in foreign securities if, in the opinion of the Manager, doing so might assist in achieving the Portfolio's goal. The Portfolio may purchase restricted foreign securities provided that, after such purchase, not more than 5% of its assets consist of such securities. See "Securities and Investment Practices" for a further discussion of the Portfolio's ability to invest in foreign securities.

Small Cap Portfolio

     The goal of Small Cap Portfolio is to seek the growth of capital. The Portfolio seeks to achieve this goal through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is above average. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in those companies that have market capitalization of up to $500,000,000 as of the company's latest annual report. Subject to such limitations, the Portfolio may occasionally invest in securities of larger companies that are being fundamentally changed and revitalized or have a position that is considered strong relative to the market as a whole or that otherwise offer unusual opportunities for above-average growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the assets of the Portfolio may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.



     The Portfolio may borrow money on an unsecured basis in order to purchase securities. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Portfolio's assets fluctuate in value, but borrowing obligations are fixed, net asset value per share will tend to correspondingly increase or decrease more when the portfolio assets increase or decrease in value, a factor known as leveraging. The Portfolio may borrow money only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

     The Portfolio is designed for investors who are willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. The Portfolio ordinarily invests in securities whose market price often is subject to rapid and wide fluctuation. In selecting companies, the Manager may look for such characteristics as aggressive or creative management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries and special situations arising out of governmental priorities and programs. Certain risks are associated with securities of companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new or emerging industries where the opportunity for growth is above average, including potential greater volatility in share price due to the less established nature of the companies.

   Balanced Portfolio

     The primary goal of Balanced Portfolio is to provide current income to the extent that, in the opinion of the Manager, market and economic conditions permit. Secondarily, the Portfolio seeks long-term appreciation of capital.
The Portfolio usually will purchase securities because of the dividends and interest paid on them and may also purchase securities because they may increase in value. There are three main kinds of securities that the Portfolio may own: debt securities, common stocks and preferred stocks. The Portfolio will ordinarily have at least 25% of its total assets invested in fixed-income senior securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may have up to all of its assets invested in common stock or other securities that are not fixed-income senior securities or both. Taking a defensive position may result in a lower yield.

Limited-Term Bond Portfolio

     The goal of Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade (subject to the policy regarding non-investment grade securities described below), including U.S. Government Securities. "Limited-Term" means that the Portfolio will maintain a dollar-weighted average maturity of its portfolio of not less than two years and not more than five years. The maturity of collateralized mortgage obligations ("CMOs") and other asset-backed securities will be deemed to be the estimated average life of such securities, as determined in accordance with certain prescribed models or formulas, such as those provided by the Public Securities Association. The maturity of other debt securities will be deemed to be the earlier of the call date or the maturity date, whichever is appropriate.

     The debt securities, other than U.S. Government Securities, in which the Portfolio may invest include, without limitation, corporate bonds, medium-term notes, asset-backed securities (such as mortgage-backed securities) and other financial obligations that are commonly considered debt, all of which securities will be denominated in U.S. dollars. The Portfolio may invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) the principal of which is insured by the Federal Deposit Insurance Corporation. At least 65% of the Portfolio's total assets during normal market conditions will be invested in debt securities. The Portfolio intends to invest a significant percentage of its net assets in CMOs. Subject to the Portfolio's other policies, the two main kinds of securities that the Portfolio may own are common stocks and debt securities. It may also own convertible securities, including convertible preferred stock in certain circumstances.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may, with respect to up to all of its assets: (i) shorten the average maturity of the Portfolio's portfolio; (ii) hold cash or cash equivalents; (iii) emphasize debt securities of a higher quality than those the Portfolio would ordinarily hold; or (iv) invest in convertible preferred stock. Taking a defensive position may result in a lower yield.

   Asset Strategy Portfolio

     The goal of Asset Strategy Portfolio is high total return with reduced risk over the long term. The Portfolio seeks to achieve this goal by allocating its assets among stocks, bonds, and short-term instruments.

     Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments generally fluctuates based on changes in interest rates and in the credit quality of the issuer.

     The Manager regularly reviews Asset Strategy Portfolio's allocation of assets and makes changes to favor investments that it believes provide the most favorable outlook for achieving the Portfolio's goal. Although the Manager uses its expertise and resources in choosing investments and allocating assets, the Manager's decisions may not always be advantageous to the Portfolio.

     The Portfolio allocates its assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income instruments with maturities of more than three years (including adjustable rate preferred stocks). The short-term class includes all types of short-term instruments with remaining maturities of three years or less. Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

     The Manager has the ability to allocate the Portfolio's assets within specified ranges. The Portfolio's mix indicates the benchmark for its combination of investments in each class over time. The Manager may change the mix within the specified ranges from time to time. The range and approximate percentage of the mix for each asset class are shown below. Some types of investments, such as indexed securities, can fall into more than one asset class.

     Mix                 Range
     -------------       ------
     Stock class         10-60%
     40%
     Bond class          20-60%
     40%
     Short-term class     0-70%
     20%

     The Portfolio's approach spreads the Portfolio's assets among all three classes, attempting to moderate the risk potential of stocks, bonds, and short-term instruments. In pursuit of the Portfolio's goal, the Manager will not try to pinpoint the precise moment when a major reallocation should be made. Asset shifts among classes may be made gradually over time. Under normal circumstances, a single reallocation will not involve more than 10% of the Portfolio's total assets.

     The Portfolio does not currently intend to invest in money-market instruments rated below A-1 by S&P or Prime 1 by MIS, or judged by the Manager to be of equivalent quality. The Portfolio may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

     The Portfolio may invest in zero coupon bonds. Although the Manager does not believe that investing in such securities results in material risks, such investing may jeopardize the Portfolio's ability to meet its investment goals or meet the requirements of Subchapter M of the Code.

     The Portfolio may borrow from banks. As a fundamental policy, the Portfolio may borrow only for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets. The Portfolio may not invest more than 5% of its assets taken at market value at the time of investment in companies, including predecessors, with less than three years continuous operation. This restriction does not apply to any U.S. Government Securities, or to CMOs, other mortgage-related securities or indexed securities. The Portfolio may buy shares of other investment companies that do not redeem their shares, subject to certain conditions stated in the SAI.

     The Manager normally invests the Portfolio's assets according to its investment strategy; however, as a temporary defensive measure at times when the Manager believes that stocks, bonds and certain short-term instruments do not offer a good investment opportunity, it may temporarily invest up to all of the Portfolio's assets in money market instruments rated A-1 by S&P or Prime 1 by MIS, or unrated securities judged by the Manager to be of equivalent quality.

        The Asset Strategy Portfolio diversifies across investment types more than most mutual funds. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.

Science and Technology Portfolio

     The goal of Science and Technology Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by concentrating its investments in science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the Manager's opinion, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs. Certain risks are associated with science and technology securities, including the impact of governmental regulation and rapid obsolescence of issuers' products or processes.

     Under normal economic and market conditions, Science and Technology Portfolio will not invest in any securities other than science securities or technology securities if, after such investment, more than 20% of its total assets would be invested in such other securities. The Portfolio may own common stock, preferred stock, debt securities and convertible securities. At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in U.S. Government Securities or other debt securities.

Risk Considerations

     There are risks inherent in any investment. Each Portfolio is subject to varying degrees of market risk, financial risk and, in some cases, prepayment risk. Market risk is the potential for fluctuations in the price of the security because of market factors. Because of market risk, you should anticipate that the share price of each Portfolio will fluctuate. Financial risk is based on the financial situation of the issuer. The financial risk of each Portfolio depends on the credit quality of the underlying securities. Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid prior to its expected maturity date.

     Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of a Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. With respect to Asset Strategy Portfolio, performance will also depend on the Manager's skill in allocating assets.

     The Portfolios may also invest in certain derivative instruments, including options, futures contracts, options on futures contracts, indexed securities, swaps, caps, collars, floors, stripped securities and mortgage-backed securities. The use of derivative instruments involves special risks. See "Risks of Derivative Instruments" for further information on the risks of investing in these instruments.

Securities and Investment Practices

     The following pages contain more detailed information about types of instruments in which the Portfolios may invest and strategies the Manager may employ in pursuit of the Portfolios' goal(s). A summary of risks associated with these instrument types and investment practices is included as well. Except as otherwise noted, the investment policies described below are applicable to each of the eleven Portfolios.

     The Manager might not buy all of these instruments or use all of these techniques to the full extent permitted by a Portfolio's investment policies and restrictions unless it believes that doing so will help a Portfolio achieve its goal(s).

     Certain of the investment policies and restrictions of each Portfolio are also stated below. Policies and limitations are typically considered at the time of purchase; the sale of instruments is usually not required in the event of a subsequent change in circumstances.

        Please see the SAI for further information concerning the following instruments and associated risks and the Portfolios' investment policies and restrictions.

  Equity Securities

     Equity securities represent an ownership interest in an issuer. This ownership interest often gives an investor the right to vote on measures affecting the issuer's organization and operations. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio (other than Money Market Portfolio) invests may include preferred stock that converts to common stock either automatically or after a specified period of time or at the option of the issuer.

  Preferred Stock

     Preferred stock is rated by S&P and MIS, as described in Appendix A to this Prospectus. The Portfolios (other than Money Market Portfolio) may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

  Convertible Securities

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, (ii) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in the corporation's capital structure.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Policies and Restrictions: Each Portfolio (other than Money Market Portfolio) may invest in convertible securities.

  Debt Securities

     Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The debt securities in which the Portfolios (other than Money Market Portfolio) may invest may include debt securities whose performance is linked to a specified equity security or securities index.

     Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. The values of floating and adjustable-rate debt securities are not as sensitive to changes in interest rates as the values of fixed-rate debt securities. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

     Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities and other securities that differ as to interest rates, maturities and dates of issuance. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. A Portfolio (other than Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk is acceptable. Mortgage-backed securities include pass-through securities, participation certificates and CMOs. See "Mortgage-Backed Securities."

     Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

     Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are "general obligation" bonds and "revenue" bonds. In "general obligation" bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source.

     Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is generally dependent on the credit standing of the company involved.

     Lower-quality debt securities (commonly called "junk bonds") are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. While the market for high-yield, high-risk corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield, high-risk bond market, especially during periods of economic recession.

     The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly-traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, the Manager's research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. The Manager continuously monitors the issuers of lower-rated debt securities in a Portfolio's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of a Portfolio's shareholders.

     Subject to its investment restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (D by S&P and C by MIS). In addition, a Portfolio will treat unrated securities judged by the Manager to be of equivalent quality to a rated security to be equivalent to securities having that rating. The rating categories of S&P and MIS are described in Appendix A. While credit ratings are only one factor the Manager relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Manager continuously monitors the issuers of high-yield debt securities in the Portfolios in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Credit ratings for individual securities may change from time to time and a Portfolio may retain a security whose rating has been changed.

     Policies and Restrictions: Asset Strategy Portfolio may not invest more than 35% of its assets in lower-quality debt securities (those rated below BBB by S&P or Baa by MIS and unrated securities judged by the Manager to be of equivalent quality). However, Asset Strategy Portfolio does not currently intend to invest more than 20% of its total assets in securities rated below investment grade or judged by the Manager to be of equivalent quality. Each of Growth Portfolio, Income Portfolio, Limited-Term Bond Portfolio, Balanced Portfolio, Small Cap Portfolio, International Portfolio and Science and Technology Portfolio do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of their respective assets would consist of such investments. Subject to these limitations, each of these Portfolios may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

     High Income Portfolio and Bond Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

  Direct Debt

     Asset Strategy Portfolio may invest in direct debt instruments. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities.

     Investments in direct debt instruments may entail less legal protection for Asset Strategy Portfolio. Certain types of direct indebtedness purchased by the Portfolio, such as letters of credit, revolving credit facilities or other standby financing commitments, obligate the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

  Foreign Securities

     Foreign securities and foreign currencies can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. A developing country is a nation that, in the Manager's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     Policies and Restrictions: Subject to the diversification requirements of Rule 21-7, Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations and may also invest in foreign bank obligations and obligations of foreign branches of domestic banks, subject to the diversification requirements applicable to Money Market Portfolio. Money Market Portfolio will not invest more than 25% of its assets in a combination of Canadian Government obligations and foreign bank obligations, both of which must be denominated in U.S. dollars.

     International Portfolio normally invests at least 80% of its assets in foreign securities. It may not purchase a particular foreign security if as a result more than 75% of its assets would be invested in issuers of that foreign country. For defensive purposes, the Portfolio may at times temporarily invest completely or substantially in U.S. securities. Under normal market conditions, International Portfolio intends to have at least 65% of its assets invested in issuers of at least three different countries outside of the United States. International Portfolio will not invest more than 25% of its assets in securities issued by the government of any one foreign country.

     International Portfolio and Small Cap Portfolio (subject to the limitation set forth below) may each purchase foreign securities only if they are (i) listed or admitted to trading on a domestic or foreign securities exchange or quoted on an automated quotations system, with the exception of warrants, rights or restricted securities, which need not be so listed or admitted, or (ii) represented by American Depositary Receipts (receipts issued against securities of foreign issuers deposited or to be deposited with an American depository) so listed or admitted on a domestic securities exchange or traded in the United States OTC market, or (iii) issued or guaranteed by any foreign government or any subdivision, agency or instrumentality thereof.

     Balanced Portfolio may purchase an unlimited amount of foreign securities. Normally, however, less than 10% of this Portfolio's total assets will consist of foreign securities. This percentage might increase in the event the Manager believed that, in light of U.S. economic conditions, there were increased investment opportunities in foreign securities.

     Under normal conditions, Asset Strategy Portfolio intends to limit its investments in foreign securities to no more than 50% of its total assets. Asset Strategy Portfolio currently intends to limit its investments in obligations of any single foreign government to less than 25% of its total assets.

     The other Portfolios, except Limited-Term Bond Portfolio, may invest up to 20% of their respective total assets in securities of foreign issuers. Limited-Term Bond Portfolio may not invest in foreign securities.

      Options, Futures and Other Strategies

        Certain of the Portfolios may use certain swaps, caps, collars, floors, options, futures contracts, forward currency contracts and indexed securities to attempt to enhance income or yield or may attempt to reduce the overall risk of their investments by using certain options, futures contracts, forward currency contracts, swaps, caps, collars and floors and certain other strategies described herein. The strategies described below may be used in an attempt to manage a Portfolio's foreign currency exposures as well as certain risks of a Portfolio's investments that can affect fluctuation in its net asset value.

     The Asset Strategy Portfolio may also use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into forward currency contracts or swap agreements, and purchasing indexed securities.

        A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. The risks associated with such strategies are described below. Also see the SAI for more information on these instruments and strategies and their risk considerations.

     Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

        Options offer large amounts of leverage, which will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment. There is no assurance that a liquid secondary market will exist for exchange-listed options. The market for options that are not listed on an exchange may be less active than the market for exchange-listed options.
A Portfolio will be able to close a position in an option it has written only if there is a market for the put or call. If a Portfolio is not able to enter into a closing purchase transaction on an option it has written, it will be required to maintain the securities, or cash in the case of an option on an index, subject to the call or the collateral underlying the put until a closing transaction can be entered into or the option expires. Because index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on an index by holding the underlying securities. The Portfolio bears the risk that the value of the securities it holds will vary from the value of the index.

     Policies and Restrictions: Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may each write (sell) covered call options on securities on up to 25% of the respective assets of each Portfolio. The International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written. Calls written by these Portfolios must be listed on a domestic securities exchange; however, Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may write over-the-counter ("OTC") calls on U.S. Government Securities.

     Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may each write (sell) covered call options on securities on not more than 25% of its total assets and may each purchase calls and write and purchase puts on securities in which the Portfolio may invest. Calls written by these Portfolios must be listed on a domestic securities exchange. Each of these Portfolios may only purchase or sell options on securities issued by the Options Clearing Corporation (the "OCC"), except that each may write OTC put options and purchase OTC put and call options on U.S. Government Securities and may purchase optional delivery standby commitments.

     Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt Securities"). Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

     Each Portfolio (other than Money Market Portfolio) may write options on securities for the purpose of increasing income in the form of premiums paid by the purchaser of the options. While writing covered calls may result in the realization of income, the Portfolio will lose the opportunity to profit from an increase in the price of the security subject to the call over the exercise price. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price at which the Portfolio is obligated to purchase the security.

     Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio may each purchase calls to take advantage of an expected rise in the market value of securities and to close positions in calls it has written. Each may purchase puts on related investments it owns ("protective puts") or on related investments it does not own ("nonprotective puts"). Buying a protective put permits the Portfolio to protect itself during the put period against a decline in the value of the related investments below the exercise price by selling them through the exercise of the put. Buying a nonprotective put permits the Portfolio, if the market price of the related investments is below the put price during the put period, either to resell the put or to buy the related investments and sell them at the exercise price. Each of these Portfolios may also purchase puts to close positions in puts it has written. If an option purchased by a Portfolio is not exercised or sold, it will become worthless at its expiration date and the Portfolio will lose the amount of the premium it paid.

     Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may also write (sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities. Small Cap Portfolio and Balanced Portfolio may write options on broadly-based stock indices to generate income. Because stock index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on a stock index by holding the underlying securities. Each Portfolio bears the risk that the value of the securities it holds will vary from the value of the index.

     There is no limitation on the types of options that Asset Strategy Portfolio may purchase and sell. See the SAI for the limitations on Asset Strategy Portfolio's use of options.

     Futures Contracts and Options on Futures Contracts. When a Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract, it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If a Portfolio has written a call, it assumes a short futures position. If it has written a put, it assumes a long futures position. When a Portfolio purchases an option on a futures contract, it acquires a right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

        Policies and Restrictions: Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may buy and sell futures contracts on debt securities ("Debt Futures"), futures contracts on broadly-based stock indices ("Stock Index Futures") and options on Debt Futures and Stock Index Futures. Limited-Term Bond Portfolio may buy and sell futures on Domestic Debt Securities ("Domestic Debt Futures") and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Each of these Portfolios (other than Science and Technology Portfolio) may write options on futures contracts to increase income.

     Limited-Term Bond Portfolio may not purchase or sell options on securities, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

     Small Cap Portfolio and Balanced Portfolio may not purchase options on securities or futures contracts, and Science and Technology Portfolio may not purchase options on securities, indices or futures contracts, if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may not exceed 25% of its net assets computed at the time of sale.

     There is no limitation on the types of futures contracts and options thereon that Asset Strategy Portfolio may purchase or sell. See the SAI for the limitations on Asset Strategy Portfolio's use of futures contracts and options on futures contracts.

     Forward Contracts and Currencies. A forward currency contract is an obligation to purchase or sell a specific currency at a future date at a fixed price. International Portfolio may enter into forward currency contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such contracts; however, it will not enter into forward currency contracts or maintain a net exposure to such forward currency contracts where the consummation of the forward currency contracts would obligate International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. The International Portfolio enters into forward currency contracts to attempt to protect against losses that may result from changes in the value of currencies but at the same time forward currency contracts tend to limit any potential gain that might result from currency changes.

        Asset Strategy Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. For example, when the Manager anticipates purchasing or selling a security, the Portfolio may enter into a forward currency contract in order to set the exchange rate at which the transaction will be made. Asset Strategy Portfolio also may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Portfolio's securities positions denominated in such currency. Asset Strategy Portfolio may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Manager anticipates that there will be a correlation between the two currencies.

     Asset Strategy Portfolio may also use forward currency contracts to shift the Portfolio's exposure to foreign currency exchange rate changes from one foreign currency to another. For example, if the Portfolio owns securities denominated in a foreign currency and the Manager believes that currency will decline relative to another currency, it might enter into a forward contract to sell the appropriate amount of the first foreign currency with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. Asset Strategy Portfolio may also purchase forward currency contracts to enhance income when the Manager anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

     Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward currency contracts.

     Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits. International Portfolio may only hold foreign currency contracts for up to four business days and in connection with the purchase or sale of foreign securities. The other Portfolios (other than Money Market Portfolio and Limited-Term Bond Portfolio) may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

     Successful use of forward currency contracts will depend on the Manager's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

     See the SAI for further information about these instruments and their risks.

        Swaps, Caps and Floors. Limited-Term Bond Portfolio may enter into interest rate swap transactions, and purchase or sell interest rate caps and floors, with respect to domestic interest rates. These transactions may only be entered into for hedging purposes. Limited-Term Bond Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities Limited-Term Bond Portfolio anticipates purchasing at a later date.

     Asset Strategy Portfolio is not limited in the type of swap, cap, collar or floor it may enter into as long as the Manager determines it is consistent with the Portfolio's goal and investment policies. Depending on how they are used, the swap, cap, collar and floor agreements used by Asset Strategy Portfolio may increase or decrease the overall volatility of its investments and its share price and yield. The most significant factor in the performance of these agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio.

     Swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. An interest rate collar combines elements of buying a cap and selling a floor.

     A Portfolio usually will enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If, however, an agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Board of Directors. If a firm's creditworthiness declines, the value of an agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

     The Portfolios understand that the position of the staff of the Securities and Exchange Commission is that assets involved in such transactions are illiquid securities and are, therefore, subject to the limitations on investment in illiquid securities as described in the SAI.

     See the SAI for further information about these instruments and their risks.

        Indexed Securities. Each Portfolio (other than Growth Portfolio) may purchase and sell indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's goal(s) and investment policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The indexed securities in which Money Market Portfolio invests include securities whose prices are indexed to 90-day Treasury Bill rates, the London Inter-Bank Offering Rate (LIBOR), prime interest rates, Federal composite commercial paper rates and Federal funds rates, as long as such indexed securities are U.S. dollar denominated.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

     Policies and Restrictions: Money Market Portfolio will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars.

     Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities may include pools of mortgages, such as CMOs and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage-backed securities and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by a Portfolio at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     Timely payment of principal and interest on pass-through securities of the Government National Mortgage Association (but not the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association) is guaranteed by the full faith and credit of the United States. This is not a guarantee against market decline of the value of these securities or shares of a Portfolio. It is possible that the availability and marketability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

        Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Each Portfolio (other than Money Market Portfolio) may invest no more than 30% of its total assets in asset-backed securities. Asset Strategy Portfolio does not currently intend to invest in any non-mortgage backed securities. The Portfolios (other than Money market Portfolio and Growth Portfolio) may invest in mortgage-backed securities as long as the manager determines that it is consistent with the Portfolio's goal(s) and investment policies. Asset Strategy Portfolio does not currently intend to invest more than 40% of its total assets in mortgage-backed securities.

     Stripped Securities. Stripped securities are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates.

        Policies and Restrictions: The Portfolios may invest in stripped securities as long as the Manager determines that it is consistent with the Portfolio's goal(s) and investment policies. Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in stripped securities.

     Risks of Derivatives Instruments. The use of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, collars, floors and the investment in mortgage-backed securities, stripped securities and indexed securities, involve special risks, including (i) possible imperfect or no correlation between price movements of the portfolio investments (held or intended to be purchased) involved in the transaction and price movements of the instruments involved in the transaction, (ii) possible lack of a liquid secondary market for any particular instrument at a particular time, (iii) the need for additional portfolio management skills and techniques, (iv) losses due to unanticipated market price movements, (v) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in investments involved in the transaction, (vi) incorrect forecasts by the Manager concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective, (vii) loss of premiums paid by a Portfolio on options it purchases, and (viii) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of a Portfolio to close out or liquidate its position.

     For a hedging strategy to be completely effective, the price change of the hedging instrument must equal the price change of the investment being hedged. The risk of imperfect correlation of these price changes increases as the composition of the Portfolios' respective portfolios diverges from instruments underlying a hedging instrument. Such equal price changes are not always possible because the investment underlying the hedging instruments may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation.

     The Manager may use derivative instruments, including securities with embedded derivatives, for hedging purposes to adjust the risk characteristics of a Portfolio's portfolio of investments and may use some of these instruments to adjust the return characteristics of a Portfolio's portfolio of investments. An embedded derivative is a derivative that is part of another financial instrument. Embedded derivatives typically, but not always, are debt securities whose return of principal or interest, in part, is determined by something that is not intrinsic to the security itself. The use of derivative techniques for speculative purposes can increase investment risk. If the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Portfolio has entered into.

     The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate, foreign currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest or foreign exchange rate movements or stock market movements or the time span within which the movements take place.

     Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transactions costs and may result in certain tax consequences.

        New financial products and risk management techniques continue to be developed. Each Portfolio may use these instruments and techniques to the extent consistent with its goal(s), investment policies and regulatory requirements applicable to investment companies.



  When-Issued and Delayed-Delivery Transactions

        Each Portfolio may, without limitation, purchase securities on a "when-issued" or delayed-delivery basis or sell them on a delayed-delivery basis in order to secure what is considered to be, at the time of entering into the transaction, an advantageous price and yield. From the time of entering into the transaction until delivery and payment is made at a later date, the securities which are the subject of the transaction are subject to market fluctuations.

  Repurchase Agreements

     In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements are entered into only with those issuers approved on the basis of criteria established by the Board of Directors.

     Policies and Restrictions: Each of the Portfolios may purchase securities subject to repurchase agreements subject to its limitation on investment in illiquid investments, which include repurchase agreements not terminable within seven days.

      Restricted Securities and Illiquid Investments

     Restricted securities are securities that are subject to legal or contractual restrictions on resale. Restricted securities may be illiquid due to restrictions on their resale. Subject to their respective limitations on investment in illiquid investments and certain other limitations described in the SAI, each Portfolio may invest in restricted securities. Restricted securities may be determined to be liquid pursuant to guidelines adopted by the Fund's Board of Directors.

     Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Portfolio.

     Diversification

     Diversifying a Portfolio's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.

     Policies and Restrictions: As a fundamental policy, no Portfolio may invest in a security if, as a result, it would own more than 10% of the voting securities of an issuer, or if more than 5% of the Portfolio's total assets would be invested in securities of that issuer.

     As a fundamental policy, no Portfolio, other than Science and Technology Portfolio, may buy a security if, as a result, 25% or more of the Portfolio's total assets would then be invested in securities of companies in any one industry. U.S. Government Securities are not included in this restriction.

Borrowing

     If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolios may only borrow from banks. If a Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

     Policies and Restrictions: Small Cap Portfolio may borrow money only from banks and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. As a fundamental policy, Asset Strategy Portfolio may borrow money only from banks and only for emergency or extraordinary purposes, but not in an amount exceeding 33 1/3% of its total assets. As a fundamental policy, Science and Technology Portfolio may not borrow money. As a fundamental policy, none of the other Portfolios may borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of their respective total assets.

  Lending Securities

     A Portfolio may lend its securities on a short-term or long-term basis for the purpose of increasing income. As a fundamental policy, not more than 30% of the total assets of Limited-Term Bond Portfolio and no more than 10% of the total assets of any other Portfolio, will be loaned at any one time. Loans must be fully collateralized. There are risks associated with loans of securities including possible loss of, or delay in, recovering the collateral. If a material event is to be voted upon affecting a Portfolio's investment with respect to securities that are on loan, the Portfolio will take such action as may be appropriate in order to vote its shares.

  Other Instruments

     Other instruments may include warrants and securities of closed-end investment companies. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

     Policies and Restrictions: Each of Balanced Portfolio, Small Cap Portfolio, International Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio may purchase shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI.

     Science and Technology Portfolio may not invest any of its assets in companies, including predecessors, with less than three years' continuous operation. Each of International Portfolio, Small Cap Portfolio, Limited-Term Bond Portfolio and Asset Strategy Portfolio will not invest more than 5% of its assets, taken at market value at the time of investment, in companies, including predecessors, with less than three years' continuous operation. This restriction does not apply to any U.S. Government Securities, or to CMOs, other mortgage-related securities or indexed securities.

     Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio and Small Cap Portfolio may invest up to 5% of their respective net assets, valued at the lower of cost or market, in warrants. Asset Strategy Portfolio may invest in warrants and rights to purchase securities. This Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of its net assets, may be warrants that are not listed on the New York Stock Exchange (the "NYSE") or the American Stock Exchange. Warrants acquired by Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. International Portfolio may invest in warrants and rights to purchase securities, provided that as a result of such investment not more than 5% of its net assets consist of warrants, rights or a combination thereof.

                                   MANAGEMENT

        Waddell & Reed, Inc. and its predecessors have served as investment manager to the Fund since its inception and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the inception of the investment company, whichever was later. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned its investment management duties (and assigned its professional staff for investment management services) to the Manager, a wholly-owned subsidiary of Waddell & Reed, Inc. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992 and United Asset Strategy Fund, Inc. since it commenced operations in March 1995. Waddell & Reed, Inc. serves as distributor for the Fund and as underwriter for each of the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. Waddell & Reed, Inc. is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

        Subject to the authority of the Fund's Board of Directors, the Manager provides investment advice and supervises investments for which it is paid a fee consisting of two elements: (i) a specific fee computed on each Portfolio's net asset value as of the close of business each day at the following annual rates:
Money Market Portfolio - none; Bond Portfolio - .03 of 1% of net assets; High Income Portfolio - .15 of 1% of net assets; Growth Portfolio - .20 of 1% of net assets; Income Portfolio - .20 of 1% of net assets; International Portfolio -
 .30 of 1% of net assets; Small Cap Portfolio - .35 of 1% of net assets; Balanced Portfolio - .10 of 1% of net assets; Limited-Term Bond Portfolio - .05 of 1% of net assets; Asset Strategy Portfolio - .30 of 1% of net assets; Science and Technology Portfolio - .20 of 1% of net assets; and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios and allocated among the Portfolios based on their relative net asset size at the annual rates shown in the following table.

                                 Base Fee Rate

         Group Net Asset Level            Annual Base Fee
       (all dollars in millions)        Rate for Each Level
       -------------------------        -------------------
          From $    0 to $  750              .51 of 1%
          From $  750 to $1,500              .49 of 1%
          From $1,500 to $2,250              .47 of 1%
          Over $2,250                        .45 of 1%

        Prior to September 1, 1994, the annual base fee was .51 of 1%.

     As of December 31, 1995, the combined net assets of all of the Portfolios were approximately $1.1 billion.

     For the fiscal year ended December 31, 1995, management fees for each Portfolio as a percent of each such Portfolio's average net assets and total expenses for each such Portfolio as a percent of the Portfolio's average net assets for that year are as follows:

                             Management Fees     Total Expenses

Money Market Portfolio         0.51%               0.62%

Bond Portfolio                 0.54%               0.60%

High Income Portfolio          0.66%               0.72%

Growth Portfolio               0.71%               0.75%

Income Portfolio               0.72%               0.77%

International Portfolio        0.81%               1.02%

Small Cap Portfolio            0.86%               0.96%

Balanced Portfolio             0.61%               0.72%

Limited-Term Bond Portfolio    0.56%               0.71%

Asset Strategy Portfolio*      0.54%               0.91%

     *The Asset Strategy Portfolio commenced operations May 1, 1995.
       **The Science and Technology Portfolio commenced operations on _______, 1997.

     Waddell & Reed Services Company, a subsidiary of Waddell & Reed, Inc., acts as Agent ("Accounting Services Agent") in providing bookkeeping and accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays the Accounting Services Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

        Average
     Net Asset Level                     Annual Fee
(all dollars in millions)          Rate for Each Portfolio
-------------------------          -----------------------
     From $    0 to $   10                $      0
     From $   10 to $   25                $ 10,000
     From $   25 to $   50                $ 20,000
     From $   50 to $  100                $ 30,000
     From $  100 to $  200                $ 40,000
     From $  200 to $  350                $ 50,000
     From $  350 to $  550                $ 60,000
     From $  550 to $  750                $ 70,000
     From $  750 to $1,000                $ 85,000
     $1,000 and Over                      $100,000

     The Fund is responsible for the payment of certain expenses, including the management fees and accounting services fees described above, fees and expenses of certain directors, costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, costs of shareholder records, costs of systems or services used to price Portfolio securities and extraordinary expenses, including litigation and indemnification relating to litigation.

        Richard K. Poettgen is primarily responsible for the day-to-day management of the portfolio of Money Market Portfolio. Mr. Poettgen has held his responsibilities for Money Market Portfolio since January 1989. He is Vice President of the Manager. He is Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which the Manager serves as investment manager. Mr. Poettgen has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since April 1968.

     James C. Cusser is primarily responsible for the day-to-day management of the portfolio of Bond Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since August 1992. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by the Manager since August 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr. Cusser was a fixed income strategist for a major brokerage firm.

     Louise D. Rieke is primarily responsible for the day-to-day management of the portfolio of High Income Portfolio. Ms. Rieke has held her responsibilities for High Income Portfolio since July 1987, the Portfolio's inception. She is Vice President of the Manager and Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. She is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Rieke has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1990 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since May 1971.

     Antonio Intagliata is primarily responsible for the day-to-day management of the portfolio of Growth Portfolio. Mr. Intagliata has held his responsibilities for Growth Portfolio since July 1987, the Portfolio's inception. He is Senior Vice President of the Manager. He is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Intagliata has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since February 1979 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since June 1973.

     Russell E. Thompson is primarily responsible for the day-to-day management of the portfolio of Income Portfolio. Mr. Thompson has held his responsibilities for Income Portfolio since July 1991, the Portfolio's inception. He is Senior Vice President of the Manager and Senior Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. He is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Thompson has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1976 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since March 1971.

     Thomas A. Mengel is primarily responsible for the day-to-day management of the portfolio of International Portfolio. Mr. Mengel has held his responsibilities for International Portfolio since May 1, 1996. From 1993 to May 1, 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.; from 1992 until 1993, Mr. Mengel was a Vice President of Hauck & Hope Securities; and from 1989 until 1992, Mr. Mengel was Manager of German equities at Berliner Bank in Berlin, Germany.

     Zachary H. Shafran is primarily responsible for the day-to-day management of the portfolio of Small Cap Portfolio. Mr. Shafran has held his responsibilities for Small Cap Portfolio since January 2, 1996. He is Vice President of the Manager and Vice President of the Fund. Mr. Shafran has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since June 1990.

     Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of the portfolio of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by the Manager since January 1993 and has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since February 1983.

     Patrick W. Sterner is primarily responsible for the day-to-day management of the portfolio of Limited-Term Bond Portfolio. Mr. Sterner has held his responsibilities for Limited-Term Bond Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of investment companies for which the Manager serves as investment manager. Mr. Sterner has served as the portfolio manager for investment companies managed by the Manager since September 1992 and has been an employee of the Manager since August 1992. Prior to that date, Mr. Sterner was Chief Investment Officer of a bank.

     James D. Wineland is primarily responsible for the day-to-day management of the portfolio of Asset Strategy Portfolio. Mr. Wineland has held his responsibilities for Asset Strategy Portfolio since May 1995, the inception of the Portfolio. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Wineland has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1988 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1984.

     Abel Garcia is primarily responsible for the day-to-day management of the portfolio of Science and Technology Portfolio. Mr. Garcia has held his
responsibilities for Science and Technology Portfolio since       , 1997.  He is
Vice President of the Manager, Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager, Vice President of the Fund, and Vice President of other investment companies for which the Manager serves as Investment Manager. Mr. Garcia has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since August 1983.

     Other members of the Manager's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

                                NET ASSET VALUE

     The net asset value of a share of a Portfolio is the value of its assets, less liabilities, divided by the total number of shares.

     The net asset value per share of each Portfolio is computed daily as of the later of the close of business of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded on each day that the NYSE is open for trading.
The NYSE's regular session ordinarily closes at 4:00 p.m. eastern time.

        Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. See the SAI for discussion of this method. Net asset value of Money Market Portfolio is normally fixed at $1.00 per share. See the SAI for a discussion of extraordinary circumstances which could result in a change in this fixed share value.

     The securities of the other Portfolios that are listed or traded on a U.S. or foreign stock exchange are valued at the last sales price on that day. OTC securities traded on Nasdaq are valued at a price which is the mean between the closing bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost. When market quotations for options and futures positions or non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays and on customary U.S. national business holidays when the NYSE is closed. Consequently, the net asset value of a Portfolio could be significantly affected on days when the Portfolio does not price its shares.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

     Redemptions will be made at the net asset value per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the Exchange is closed other than customary weekend and holiday closings or trading on the Exchange is restricted; (ii) the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund; or (iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                          DIVIDENDS AND DISTRIBUTIONS

        It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than Money Market Portfolio, consists of dividends and interest received by such Portfolio less the estimated expenses of such Portfolio. Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio's securities, plus or minus realized gains or losses on those securities, less the Portfolio's expenses.

     Dividends from Money Market Portfolio are declared and paid daily in additional full and fractional shares. Dividends from Growth Portfolio, Bond Portfolio, High Income Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio usually are declared and paid annually in December in additional full and fractional shares of the respective Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

     All net realized long-term or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of Money Market Portfolio--it does not anticipate realizing any long-term capital gains--are declared and paid daily in additional full and fractional shares of that Portfolio.

                                     TAXES

        Each of the Portfolios has qualified or, if a new Portfolio, intends to qualify for treatment as a "regulated investment company" ("RIC") under Subchapter M of the Code. So long as a Portfolio qualifies as such, the Portfolio will be relieved of Federal income tax on the income and gains distributed to its shareholders.

     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios; see the SAI for a more detailed discussion.

     Because the only shareholders of the Portfolios will be the Participating Insurance Companies and their separate accounts, no discussion is included herein as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the prospectuses for the Policies. Prospective investors are urged to consult with their tax advisers.

                               OTHER INFORMATION

        The Fund was incorporated in Maryland on December 2, 1986. The Fund is governed by a Board of Directors which has overall responsibility for the management of its affairs. Capital stock is currently divided into the eleven classes that are designated Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. The Fund may establish additional portfolios in the future. Shares of each class are fully paid and nonassessable when issued. The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy which require shareholder approval, will be presented to shareholders at an annual meeting or special meeting called by the Board of Directors for such purpose.

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. Matters in which the interests of all the Portfolios are substantially identical are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical are voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

     Shareholder inquiries may be addressed to the Fund or Waddell & Reed, Inc. at the address that appears on the front cover of this Prospectus.

                                   APPENDIX A

      The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                          DESCRIPTION OF BOND RATINGS

     Standard & Poor's Ratings Services. A S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.;.

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A brief description of the applicable S&P rating symbols and their meanings follow:

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable MIS rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

     Standard & Poor's Ratings Services. A S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

1. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.   Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C -- A preferred stock rated C is a non-paying issue.

     D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

     NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Moody's Investors Service, Inc. Note: MIS applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Preferred stock rating symbols and their definitions are as follows:

     aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     MIS commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. MIS employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                          DESCRIPTION OF NOTE RATINGS

     Standard & Poor's Ratings Services. A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

   --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note). --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

     The note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest.  Issues determined to possess very strong characteristics are given a plus (+) designation. SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3 Speculative capacity to pay principal and interest.

     Moody's Investors Service, Inc. MIS Short-Term Loan Ratings -- MIS ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

TMK/UNITED FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas  66201-9217

PROSPECTUS
           , 1997

Custodian
  UMB Bank, n. a.
  Kansas City, Missouri

Legal Counsel
  Kirkpatrick & Lockhart LLP
  1800 Massachusetts Avenue NW
     Washington, D. C. 20036

Independent Accountants
  Price Waterhouse LLP
  Kansas City, Missouri

Investment Manager
  Waddell & Reed Investment Management Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas 66201-9217
  (913) 236-2000

Distributor and Underwriter
  Waddell & Reed, Inc.
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217
  (913) 236-2000

Accounting Services Agent
  Waddell & Reed Services Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217
  (913) 236-2000

   Our INTERNET address is:
 http://www.waddell.com

TABLE OF CONTENTS

Prospectus Summary .....................    2
Financial Highlights ...................    4
The Fund ...............................   14
Goals and Investment Policies
  of the Portfolios ....................   15
Management .............................   35
Net Asset Value ........................   38
Purchases and Redemptions ..............   39
Dividends and Distributions ............   39
Taxes ..................................   40
Other Information ......................   40
Appendix A .............................   42

                             TMK/UNITED FUNDS, INC.

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                  913/236-2000

                              ____________, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information (the "SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus (the "Prospectus") of TMK/United Funds, Inc. (the "Fund") dated ____________, 1997, which may be obtained by request to the Fund or its distributor and underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.


                               TABLE OF CONTENTS

     Performance Information ..........................    2

     Goals and Investment Policies ....................    5

     Investment Management and Other Services .........   45

     Net Asset Value ..................................   48

     Purchases and Redemptions ........................   51

     Shareholder Communications .......................   52

     Taxes ............................................   52

     Dividends and Distributions ......................   57

     Portfolio Transactions and Brokerage .............   58

     Directors and Officers ...........................   61

     Other Information ................................   67

     Financial Statements .............................   70

                            PERFORMANCE INFORMATION

     From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information, yield information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

Total Return

        The following relates to Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating Insurance Companies for purchase of shares. All dividends and distributions are assumed to be reinvested at net asset value as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

                n
        P(1 + T)  = ERV

       Where :  P = $1,000 initial payment
                T = Average annual total return
                n = Number of years
              ERV = Ending redeemable value of the $1,000 investment for the periods shown.

        The average annual total return quotations as of June 30, 1996, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                          One-year      Five-year
                        period from    period from  Period from
                         7-1-95 to      7-1-91 to   7-13-87* to
                          6-30-96        6-30-96      6-30-96
                        -----------    -----------  -----------
Bond Portfolio               5.20%          8.52%       8.53%
High Income Portfolio       11.09%         12.61%       9.29%
Growth Portfolio            22.43%         18.96%      15.58%
Income Portfolio            17.74%         15.40%**
International Portfolio      7.62%          7.03%***
Small Cap Portfolio         33.19%         33.37%***
Balanced Portfolio          16.28%         12.70%***
Limited-Term Bond Portfolio  4.65%          6.37%***
Asset Strategy Portfolio     3.86%          3.93%****

   *Date of initial public offering.
  **Period from July 16, 1991, date of initial offering, to June 30, 1996. ***Period from May 3, 1994, date of initial offering, to June 30, 1996.
****Period from May 1, 1995, date of initial offering, to June 30, 1996.
    Science and Technology Portfolio commenced operations in 1997.

     Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

Yield

     The following relates to Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio and Limited-Term Bond Portfolio. A yield quoted for a Portfolio is computed by dividing the net investment income per share earned during the period for which the yield is shown by the maximum offering price per share on the last day of that period according to the following formula:

                                  6
          Yield = 2((((a-b)/cd)+1)  -1)

     Where:    a =  dividends and interest earned during the period.
               b =  expenses accrued for the period (net of reimbursements).
               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per share on the last day of the period.

        The yield computed according to the formula for the 30-day period ended on June 30, 1996, the date of the most recent balance sheet included in this SAI, is as follows:

          Bond Portfolio                6.75%
          High Income Portfolio         9.01%
          Limited-Term Bond Portfolio   5.92%

     The following relates to Money Market Portfolio. There are two methods by which Money Market Portfolio's yield for a specified time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see "Purchases and Redemptions"), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

                                                 365/7
     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]    -1

        The Money Market Portfolio's current yield as calculated above for the seven days ended June 30, 1996, the date of the most recent balance sheet included in this SAI, was 5.27% and its effective yield calculated for the same period was 5.41%.

Performance Rankings

     The following relates to each of the Portfolios. From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration.

General

     Change in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expense ratio.

     All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

                         GOALS AND INVESTMENT POLICIES

     The following information supplements the disclosure in the Prospectus concerning the goals and investment policies of each Portfolio. Unless otherwise specified, this information pertains to each of the Portfolios. The investment policies described may be changed by the Directors of the Fund without a vote of shareholders, unless otherwise stated.

   Money Market Portfolio

     Money Market Portfolio may invest in the money market obligations and instruments listed below. Under Rule 2a-7 ("Rule 2a-7") of the Investment Company Act of 1940, as amended (the "1940 Act"), investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) ("NRSRO(s)"), as defined in Rule 2a-7, or are comparable unrated securities. See Appendix A to the Prospectus for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities")) to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. Under Rule 2a-7, the Portfolio may only invest in securities with a remaining maturity of not more than 397 calendar days, as further described in the Rule.

     (1)  U.S. Government Securities:  See "U.S. Government Securities."

     (2) Bank obligations and instruments secured thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A "bank" includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or Waddell & Reed Investment Management Company (the "Manager"), to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

     (3)  Commercial Paper Obligations Including Variable Amount Master Demand
Notes: Commercial paper rated as described above. See Appendix A to the Prospectus for a description of some of these ratings. A variable amount master demand note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender.

     (4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above. See Appendix A to the Prospectus for a description of some of these bond ratings.

     (5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Money Market Portfolio.

        (6)  Certain Other Obligations:  Obligations other than those listed in
(1) through (5) (such as municipal obligations) above only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Portfolio is eligible to hold under the Rule.

     The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

   High Income Portfolio

     High Income Portfolio may invest in certain high-yield, high-risk, non-investment grade debt securities (commonly referred to as "junk bonds"). As discussed in the Prospectus, the market for such securities may differ from that for investment grade debt securities. See the Prospectus for a discussion of the risks associated with non-investment grade debt securities.

Asset Strategy Portfolio

     Asset Strategy Portfolio allocates its assets among the following classes, or types, of investments:

     The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. The Manager will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes; U.S. Government Securities or securities issued by foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

        The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than three years. The Manager seeks to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. The Portfolio may also invest in lower-quality, high-yield debt securities. The Portfolio currently intends to limit its investments in these securities to 20% of its total assets.

     The stock class includes domestic and foreign equity securities of all types (other than adjustable-rate preferred stocks which are included in the bond class). The Manager seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Manager believes to have superior growth potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     The Manager intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

     In making asset allocation decisions, the Manager typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

   Science and Technology Portfolio

     As described in the Prospectus, the portfolio of Science and Technology Portfolio emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of the Manager, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs.

Securities - General

     The main types of securities in which the Portfolios may invest include common stock, preferred stock, debt securities and convertible securities, as described in the Prospectus. These securities may include the following securities from time to time.

     Each of the Portfolios (other than Money Market Portfolio) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

     The Portfolios (other than Money Market Portfolio) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the "call price" that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

  U.S. Government Securities

     U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Portfolio (other than Asset Strategy Portfolio) will invest in securities of such agencies and instrumentalities only if the Manager is satisfied that the credit risk involved is acceptable.

     U.S. Government Securities may include mortgage-backed securities of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Fannie Mae. These mortgage-backed securities include "pass-through" securities and "participation certificates." Another type of mortgage-backed security is a collateralized mortgage obligation ("CMO"). See "Mortgage-Backed Securities." Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

  Zero Coupon Bonds

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     A Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

  Mortgage-Backed Securities

     A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Pass-through securities and participation certificates represent pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer," such as a mortgage banker, commercial bank or savings and loan association, which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are passed through to the holders of the interest in the pool. Monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.

     Each Portfolio (other than Money Market Portfolio and Growth Portfolio) may purchase mortgage-backed securities issued by both governmental and non-governmental entities, such as banks, mortgage lenders, or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Manager determines they are consistent with its goal and investment policies.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

  Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security.

     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

  Asset-Backed Securities

     Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Each Portfolio may invest no more than 30% of its total assets in asset-backed securities. Asset Strategy Portfolio does not currently intend to invest in any non-mortgage asset-backed securities.

  Bank Deposits

     Among the other debt securities in which Limited-Term Bond Portfolio may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of certain such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and Limited-Term Bond Portfolio will invest in them only within the 10% limit mentioned below under "Illiquid Investments" unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

  Variable or Floating Rate Instruments

     Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Each Portfolio may invest in variable or floating rate instruments as long as the Manager determines that it is consistent with the Portfolio's goal(s) and investment policies.

  Indexed Securities

     Subject to the requirements of Rule 2a-7, Money Market Portfolio may purchase securities whose prices are indexed to the prices of other securities, securities indices, precious metals or other commodities, or other financial indicators. Each other Portfolio (other than Growth Portfolio) may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, as long as the Manager determines that it is consistent with the Portfolio's goal and investment policies. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of Asset Strategy Portfolio's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

  Foreign Securities and Currency

        Subject to the diversification requirements of Rule 2a-7, Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations and may also invest in foreign bank obligations and obligations of foreign branches of domestic banks. Each of these obligations must be U.S. dollar denominated. The Portfolio does not intend to invest more than 25% of its total assets in a combination of these obligations. Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if the Manager has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal or state chartered domestic banks doing business in the same jurisdiction.

     In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by U.S. and non-U.S. investors and traders.

     The Manager believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. The Manager believes that ability to invest assets abroad might enable a Portfolio to take advantage of these differences and strengths where they are favorable.

     Further, an investment in foreign securities may be affected by changes in currency rates and in exchange control regulations (i.e., currency blockage). A Portfolio may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange (the "NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. If it should become necessary, a Portfolio would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a U.S. issuer.

        A Portfolio (other than Asset Strategy Portfolio) will not speculate in foreign currencies, but each Portfolio, except Money Market Portfolio and Limited-Term Bond Portfolio, may briefly hold foreign currencies in connection with the purchase or sale of foreign securities. Asset Strategy Portfolio may purchase and sell foreign currency and invest in foreign currency deposits as described in the Prospectus and this SAI, and Asset Strategy Portfolio and International Portfolio may enter into forward currency contracts as described in the Prospectus and this SAI. A Portfolio may incur a transaction charge in connection with the exchange of currency.

  Restricted Securities

     The Portfolios may purchase commercial paper that is issued in reliance on the exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Section 4(2) paper is subject to legal or contractual restrictions on resale under the federal securities laws. It is generally sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Any such paper purchased must meet the credit, maturity and other criteria that apply to other securities in which the Portfolios invest. Although WRIMCO is of the opinion that this type of paper is nearly as liquid as other commercial paper in which the Portfolios invest, there is no assurance that a market will exist for Section 4(2) paper that the Portfolios may own. The Manager will determine the liquidity of Section 4(2) paper in accordance with guidelines established by the Board of Directors.
These restricted securities will be valued in the same manner as other commercial paper held by the Portfolios is valued. See "Net Asset Value."

     High Income Portfolio, Growth Portfolio, Income Portfolio and Asset Strategy Portfolio may also invest in other securities that are subject to legal or contractual restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") or are otherwise subject to contractual restrictions on resale. These securities are generally referred to as private placements or restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     International Portfolio and Asset Strategy Portfolio may also purchase foreign restricted securities; provided that International Portfolio will not purchase restricted securities if as a result of such purchase more than 5% of its total assets would consist of restricted securities. Restricted securities in which International Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities.

     Bond Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio and Science and Technology Portfolio do not intend to invest in restricted securities.

     Limitations on the resale of such securities may have an adverse effect on their marketability and may prevent a Portfolio from disposing of them promptly at reasonable prices. Restricted securities may be determined to be liquid in accordance with guidelines established by the Fund's Board of Directors.

     The Portfolios do not anticipate adjusting for any diminution in value of these securities on account of their restrictive feature if there is an active market which creates liquidity and if actual market quotations for these restricted securities are available. In the event that there should cease to be an active market for these securities or actual market quotations become unavailable, the securities will be valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

  Lending Securities

     One of the ways in which a Portfolio may try to realize income is by lending its securities. If a Portfolio does this, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not loaned the securities. The Portfolio also receives additional compensation.

     Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the "Guidelines"). Under the present Guidelines, the collateral must consist of cash or U.S. Government Securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the loaned securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities loaned. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government Securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to the Portfolio.

     A Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The Portfolios will make loans only under rules of the NYSE, which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. The Manager will evaluate the creditworthiness of the borrower. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to: (i) whom securities may be loaned; (ii) the investment of cash collateral; or (iii) voting rights.

  Repurchase Agreements

     Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments.
See "Illiquid Investments." A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of repurchase agreements in which a Portfolio would engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. A Portfolio's repurchase agreements can be considered as collateralized loans (such agreements being defined as loans under and for the purpose of the 1940 Act) and will be structured so as to fully collateralize the loans. The value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, remains at least equal to the value of the loan, including the accrued interest earned thereon. A Portfolio's repurchase agreements are entered into only with those entities approved on the basis of criteria established by the Fund's Board of Directors.

  Borrowing

        As a fundamental policy, Asset Strategy Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). This Portfolio may borrow money only from a bank and will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     From time to time Small Cap Portfolio may increase its ownership of securities by borrowing on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

     The 300% asset coverage requirement is contained in the 1940 Act. If the value of a Portfolio's assets so computed should fail to meet the 300% asset coverage requirement, it is required within three days to reduce its borrowings to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays.

     Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk.



  Loans and Other Direct Debt Instruments

        Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Asset Strategy Portfolio's investments in direct debt instruments are subject to its policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If Asset Strategy Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

        For purposes of the limitations on the amount of total assets that Asset Strategy Portfolio will invest in any one issuer or in issuers within the same industry, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Warrants and Rights

     Each Portfolio (other than Money Market Portfolio, Limited-Term Bond Portfolio, Balanced Portfolio and Science and Technology Portfolio) may purchase warrants. Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio and Small Cap Portfolio may purchase warrants provided that such purchase will not cause more than 5% of their respective net assets, valued at the lower of cost or market, to be invested in warrants. Asset Strategy Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of Asset Strategy Portfolio's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by Asset Strategy Portfolio in units or attached to securities are not subject to these restrictions. International Portfolio may purchase warrants and rights to purchase securities, provided that as a result of such purchase not more than 5% of its net assets will consist of warrants, rights or a combination thereof.

     Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights acquired in units or attached to other securities are not considered for purposes of computing the 5% limitation.

  When-Issued and Delayed-Delivery Transactions

     Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. Delivery may take place a month or more after the date of the transaction. The purchase or sale price is fixed on the transaction date. A Portfolio will enter into when-issued or delayed-delivery transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The securities so purchased by a Portfolio are subject to market fluctuation. The value of when-issued or delayed-delivery securities may be less or more when delivered than the purchase price paid or received. Typically, no interest accrues to a Portfolio until delivery and payment are completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its net asset value per share. The securities sold by a Portfolio on a delayed-delivery basis are also subject to market fluctuation. Therefore, their value when a Portfolio delivers them may be more than the purchase price the Portfolio receives. When a Portfolio makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Portfolio's net asset value per share.

     Ordinarily, a Portfolio purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered and before it has paid for them (the "settlement date"), a Portfolio may sell the securities for investment reasons. The Portfolio will segregate cash or high-quality debt obligations at least equal in value to the amount it will have to pay on the settlement date; these segregated securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

  Illiquid Investments

     A Portfolio (other than Asset Strategy Portfolio) may not make illiquid investments if thereafter more than 10% of its net assets would consist of such investments. Asset Strategy Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. Investments currently considered to be illiquid include:
(i) repurchase agreements not terminable within seven days; (ii) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (iii) securities for which market quotations are not readily available; (iv) restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors; (v) OTC options and their underlying collateral; (vi) securities involved in swap, cap, collar and floor transactions; (vii) non-government stripped fixed-rate mortgage-backed securities; and (viii) direct debt instruments. Illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Securities of Other Investment Companies

     International Portfolio, Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may buy shares of investment companies that do not redeem their shares if it does it in a regular transaction in the open market and then does not have more than 10% of its total assets in these shares; however, these Portfolios do not have any current intent to invest more than 5% of their respective assets in such securities in the foreseeable future. These Portfolios may also buy these shares as part of a merger or consolidation.

     Asset Strategy Portfolio does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid and if, as a result of such purchase, the Portfolio does not have more than 10% of its total assets invested in such securities, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Options, Futures Contracts and Other Strategies

     General. As discussed in the Prospectus, the Manager may use certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps and indexed securities (collectively, "Financial Instruments") to attempt to enhance the Portfolios' income or yield or to attempt to hedge the Portfolios' portfolios.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio. Thus, in a short hedge a Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge a Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If a Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

        The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges on which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Portfolios' ability to use Financial Instruments will be limited by tax considerations. See "Taxes."

     In addition to the instruments, strategies and risks described below and in the Prospectus, the Manager expects to discover additional opportunities in connection with options, futures contracts, options on futures contracts, forward currency contracts, swaps, caps, collars, floors and other similar or related techniques. These opportunities may become available as the Manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, options on futures contracts, forward currency contracts, swaps, caps, collars, floors or other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with a Portfolio's goal(s) and are permitted by the Portfolio's investment limitations and applicable regulatory authorities. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the Manager's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interests rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position.
Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

        Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount as determined daily on a mark-to-market basis.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets for use as cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     Certain Limitations. Limited-Term Bond Portfolio may not purchase or sell options, futures contracts or options on futures contracts if the aggregate value of such options and futures held by that Portfolio would exceed 25% of its assets.

     Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may not purchase options on securities or futures contracts if the aggregate value of the premiums paid (adjusted for the portion of any premium attributable to the difference between the "strike price" of the option and the market price of the underlying security or futures contract at the time of purchase) exceeds 20% of the Portfolio's total assets. The aggregate amount of the obligations underlying put options on securities or futures contracts written by each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may not exceed 25% of its net assets computed at the time of sale.

     Asset Strategy Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; or (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     For as long as required by applicable state securities regulation,

        (1) the aggregate value of securities underlying put options written by Asset Strategy Portfolio, determined as of the date the put options are written, will not exceed 50% of the Portfolio's net assets,

     (2) Asset Strategy Portfolio will only buy or sell (a) options on securities, indices or futures contracts, or (b) futures contracts, in each case that are offered through the facilities of a national securities association or that are listed on a national securities or commodities exchange, other than the permitted OTC options described under "Limitations on the Use of Options" below,

     (3) the aggregate premiums paid on all options on securities, indices or futures contracts purchased by Asset Strategy Portfolio that are held at any time will not exceed 20% of the Portfolio's total net assets, and

     (4) the aggregate margin deposits on all futures and options thereon held at any time by Asset Strategy Portfolio or Science and Technology Portfolio will not exceed 5% of the Portfolio's total assets.

     Options. As discussed in the Prospectus and below, certain of the Portfolios may purchase and/or write (sell) call and put options on equity and debt securities, foreign currencies, broadly-based stock indices and bond indices.

     The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

        Writing call options can also serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid Investments."

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security or currency at more than its market value.
If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described in "Illiquid Investments."

     The value of an option position will reflect, among other things, a current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

        A type of put that each of Small Cap Portfolio, Balanced Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to a Portfolio. An optional delivery standby commitment gives a Portfolio purchasing the security the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

     Risks of Options on Securities. Certain of the Portfolios may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist, but these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

     Generally, the OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

        A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Portfolio (other than the Asset Strategy Portfolio) will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. The Manager will evaluate the ability to enter into closing transactions on OTC options prior to investing in them. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

        Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.
The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

     Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Portfolio as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     Limitations on the Use of Options. The Portfolios' use of options is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote:

        Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may each write (sell) covered call options on securities on up to 25% of its assets. International Portfolio may write (sell) covered call options on securities on no more than 10% of its total assets. "Covered" means that the Portfolio owns the securities subject to the call or has the right to acquire them without additional payment. Each of these Portfolios may purchase a call option on a security only to close its position in a call it has written. Calls written by these Portfolios must be listed on a domestic securities exchange; however, Bond Portfolio, High Income Portfolio, Growth Portfolio and Income Portfolio may write OTC calls on U.S. Government Securities.

     Money Market Portfolio may not purchase or sell options on securities or indices.

     Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may each write (sell) covered call options on securities on not more than 25% of its total assets. These calls must be issued by the Options Clearing Corporation (the "OCC") and listed on a domestic securities exchange.

     Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may each write (sell) put options and purchase calls and puts on securities in which the Portfolio may invest. Each of these Portfolios may only sell put options on securities issued by the OCC, except that each may write OTC put options on U.S. Government Securities. Each of these Portfolios may only purchase options on securities issued by the OCC, except that each may purchase OTC put and call options on U.S. Government Securities and may purchase optional delivery standby commitments.

     Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may write (sell) and purchase listed options on stock indices that are not limited to stocks of any industry or group of industries ("broadly-based stock indices"). Each may purchase calls on broadly-based stock indices to hedge against an anticipated increase in the price of securities it wishes to acquire and may purchase puts on broadly-based stock indices to hedge against an anticipated decline in the market value of its portfolio securities. Small Cap Portfolio and Balanced Portfolio may write options on broadly-based stock indices to generate income when the Manager anticipates that the index price will not increase or decrease by more than the premium received by the Portfolio.

     Limited-Term Bond Portfolio may write (sell) and purchase listed and OTC options on domestic debt securities, which securities include, without limitation, U.S. Government Securities ("Domestic Debt Securities"). Limited-Term Bond Portfolio may not write call options having aggregate exercise prices greater than 25% of its net assets.

     Asset Strategy Portfolio may purchase a put or call option (including any straddles or spreads) only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets. For so long as required by applicable state securities regulation, Asset Strategy Portfolio will only trade OTC options (a) if exchange-traded options are not available, (b) there is an active OTC market in such options, and (c) transactions are all through a broker-dealer with a minimum net worth of $20 million.

     For further limitations on certain Portfolios' use of options, see "Limitations on the Use of Futures Contracts and Options Thereon" below.

        Futures Contracts and Options on Futures Contracts. Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may sell futures contracts on broadly-based stock indices ("Stock Index Futures"), or write a call or purchase a put on a Stock Index Future, if the Manager anticipates that a general market or market sector decline may adversely affect the market value of any or all of the Portfolio's common stock holdings. Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may buy a Stock Index Future, or purchase a call or sell a put on a Stock Index Future, if the Manager anticipates a significant market sector advance in the common stock it intends to purchase for the Portfolio's portfolio. Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may purchase a Stock Index Future, or purchase a call or sell a put thereon, as a temporary substitute for the purchase of individual stocks that may then be purchased in an orderly fashion.

     In the case of debt securities, each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may sell futures contracts on debt securities ("Debt Futures"), or write a call or purchase a put on a Debt Future, to attempt to protect against the risk that the value of the debt securities held by the Portfolio might decline. Limited-Term Bond Portfolio may sell futures contracts on domestic debt securities ("Domestic Debt Futures"), or write a call or purchase a put on a Domestic Debt Future, in the same way. Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may purchase a Debt Future, or purchase a call or write a put on a Debt Future, to protect against the risk of an increase in the value of debt securities at a time when the Portfolio is not invested in debt securities to the extent permitted by its investment policies. Limited-Term Bond Portfolio may purchase a Domestic Debt Future, or purchase a call or write a put on a Domestic Debt Future, in the same way. As securities are purchased, corresponding futures or options positions would be terminated.

     The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

        Futures strategies also can be used to manage the average duration of a Portfolio's fixed-income portfolio. If the Manager wishes to shorten the average duration of a Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the average duration of a Portfolio's fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial margin" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

        Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Portfolios (other than Asset Strategy Portfolio) intend to buy and sell futures contracts and options thereon only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Portfolio were unable to liquidate a futures contract or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

     Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

        Index Futures. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is less than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

     Where index futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     Limitations on the Use of Futures Contracts and Options Thereon. The Portfolios' use of futures is governed by the following guidelines, which can be changed by the Fund's Board of Directors without a shareholder vote.

        Each of Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may buy and sell Debt Futures, Stock Index Futures, and options on Debt Futures and Stock Index Futures. Limited-Term Bond Portfolio may buy and sell Domestic Debt Futures and options on Domestic Debt Futures. Each of these Portfolios may purchase or sell futures contracts and options thereon for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Manager anticipates it may wish to include in the Portfolio's portfolio. Science and Technology Portfolio may write options on futures contracts for hedging purposes only. Each of these other Portfolios may write options on futures contracts to increase income.

     Limited-Term Bond Portfolio may purchase futures contracts and options thereon only if no more than 30% of its total assets would be so invested. The value of all futures contracts sold by Limited-Term Bond Portfolio may not exceed the total market value of its portfolio.

     To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This guideline does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts and related options transactions.

     Foreign Currency Hedging Strategies--Special Considerations. Certain of the Portfolios may use options and futures contracts on foreign currencies, as described above, and foreign currency forward contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolios' securities are denominated. Such currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Portfolios might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Portfolios could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

        Forward Currency Contracts. Asset Strategy Portfolio and International Portfolio may enter into forward currency contracts ("forward contracts") to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

     Each of these Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each of these Portfolios could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche Marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

        Asset Strategy Portfolio also may use forward contracts for "cross-hedging." Under this strategy, the Portfolio would increase its exposure to foreign currencies that the Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

     The precise matching of forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

        International Portfolio does not intend to enter into forward currency contracts on a regular basis.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with respect to overall diversification strategies. However, the Manager believes that it is important to have flexibility to enter into forward currency contracts when it determines that the best interests of a Portfolio may be served.

        Limitations on the Use of Forward Contracts. International Portfolio may enter into forward contracts, provided that it does not thereafter have more than 15% of the value of its assets committed to the consummation of all such forward contracts; however, it will not enter into forward contracts or maintain a net exposure to such forward contracts where the consummation of the forward contracts would obligate International Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. International Portfolio may hold foreign currency only in connection with forward contracts, only up to four business days, as well as in connection with the purchase or sale of foreign securities, but not otherwise. Generally, International Portfolio will not enter into a Forward Contract with a term greater than one year.

     Asset Strategy Portfolio does not currently intend to invest more than 5% of its total assets in forward contracts.

     Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For a example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Turnover. A Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within a Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

     Swaps, Caps, Collars and Floors. Swap agreements, including caps, collars and floors, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates, or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Fund's Board of Directors. If a default occurs by the other party to such transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high-grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the Portfolio's custodian that satisfies the requirements of the 1940 Act. Each Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Manager and the Portfolios believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions.



Investment Restrictions

        The following investment restrictions are fundamental policies of each Portfolio, other than Asset Strategy Portfolio, and may not be changed without shareholder approval. A Portfolio (other than Asset Strategy Portfolio) may not:

    (i) Issue senior securities (except that each Portfolio may borrow money as described below);

   (ii) Buy or sell commodities or commodity contracts except that each Portfolio may use options, futures contracts, forward currency contracts and interest rate swaps, caps and floors, and purchase and sell foreign currencies, in the manner described in the Prospectus and this SAI;

  (iii) Buy real estate or any nonliquid interests in real estate investment trusts;

   (iv) Make loans, except loans of portfolio securities and except to the extent that investment in debt securities may be deemed to be a loan;

    (v) Invest for the purpose of exercising control or management of other companies;

   (vi) Sell securities short, buy securities on margin or engage in arbitrage transactions;

  (vii) Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

 (viii) Except for Small Cap Portfolio (see "Borrowing"), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets; provided, however, that Science and Technology Portfolio may not borrow money;

   (ix) Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings;

    (x) Buy a security if, as a result, a Portfolio would own more than 10% of the issuer's voting securities, or if more than five percent of its total assets would be invested in securities of that issuer, or if more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in these restrictions); provided, however, that Science and Technology Portfolio may invest more than 25% of its assets in securities of companies in the science and technology industries.

        The following are fundamental policies of Asset Strategy Portfolio and may not be changed without shareholder approval. Asset Strategy Portfolio may not:

     (i) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

    (ii) issue bonds or any other class of securities preferred over shares of the Portfolio in respect of the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

   (iii) sell securities short, provided that transactions in futures contracts, options and other financial instruments are not deemed to constitute short sales;

    (iv) purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that the Portfolio may make initial and variation margin payments in connection with transactions in futures contracts, options and other financial instruments;

     (v) borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

    (vi) underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

   (vii) purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

  (viii) invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

    (ix) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling currencies, futures contracts, options, forward currency contracts or other financial instruments);

     (x) make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Portfolio's total assets (taken at current value) would be lent to another party; (b) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations; and (c) by engaging in repurchase agreements with respect to portfolio securities; or

    (xi) purchase or retain the securities of an issuer if the officers and directors of the Portfolio and of the Manager owning beneficially more than .5 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

     In addition to the fundamental policies described above, the Portfolios indicated below have adopted the following investment policies which, unlike the fundamental policies, may be changed without shareholder approval:

     (i) A Portfolio (other than Asset Strategy Portfolio) may not buy shares of other investment companies that redeem their shares. Certain Portfolios may buy shares of other investment companies which do not redeem their shares as described in the Prospectus and the SAI;

    (ii) A Portfolio may not participate on a joint, or a joint and several, basis in any trading account in any securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with any other Portfolio or with other advisory accounts of the Manager or any of its affiliates to reduce brokerage commissions or otherwise to achieve best execution);

   (iii) Asset Strategy Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. This limitation does not apply to purchases of debt securities or to repurchase agreements;

    (iv) Asset Strategy Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivision thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to CMOs, other mortgage-related securities, asset-backed securities or indexed securities; and

     (v) Asset Strategy Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Portfolio Turnover

     A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

     The portfolio turnover rates for the fiscal years ended December 31, 1995 and December 31, 1994 for each of the Portfolios then in existence were as follows:

                                   1995           1994
                                   ----           ----

Money Market Portfolio              0.00%          0.00%
Bond Portfolio                     71.17         135.82
High Income Portfolio              41.78          37.86
Growth Portfolio                  245.80         277.36
Income Portfolio                   15.00          23.32
International Portfolio            34.93          23.23
Small Cap Portfolio                43.27          21.61
Balanced Portfolio                 62.87          19.74
Limited-Term Bond Portfolio        18.16          93.83
Asset Strategy Portfolio          149.17

        Asset Strategy Portfolio began operations in 1995. Science and Technology Portfolio began operations in 1997. Science and Technology Portfolio cannot precisely predict what its portfolio turnover rate will be, but it is anticipated that the annual turnover rate will not exceed 200%.

     The high portfolio turnover rate for Growth Portfolio was due to the active management of the portfolio and the volatility of the stock market during this period. A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and may generate taxable income or loss. Because short-term securities are generally excluded from computation of the turnover rate, a rate will not be computed for Money Market Portfolio.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the "Management Agreement") with Waddell & Reed, Inc. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned the Management Agreement and all related investment management duties (and related professional staff) to the Manager, a wholly-owned subsidiary of Waddell & Reed, Inc. Under the Management Agreement, the Manager is employed to supervise the investments of each Portfolio and provide investment advice to each Portfolio. The address of the Manager and Waddell & Reed, Inc. is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed, Inc. is the Fund's distributor and underwriter.

     The Management Agreement permits Waddell & Reed, Inc. or an affiliate of Waddell & Reed, Inc. to enter into a separate agreement for accounting services ("Accounting Services Agreement") with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's Directors prior to approving any Accounting Services Agreement.



Torchmark Corporation and United Investors Management Company

     The Manager is a wholly-owned subsidiary of Waddell & Reed, Inc. Waddell & Reed, Inc. is a wholly-owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company. Waddell & Reed Financial Services, Inc. is a wholly-owned subsidiary of United Investors Management Company which in turn is a wholly-owned subsidiary of Torchmark Corporation. Torchmark Corporation is a publicly-held company. The address of Torchmark Corporation and United Investors Management Company is 2001 Third Avenue South, Birmingham, Alabama 35233.

     Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the company's inception date, whichever was later, until January 8, 1992, when it assigned its duties as investment manager for these funds (and the related professional staff) to the Manager. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992 and United Asset Strategy Fund, Inc. since it began operations in March 1995. Waddell & Reed, Inc. serves as distributor for the Fund and as underwriter for the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc.

   Accounting Services

     Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (the "Agent"), a subsidiary of Waddell & Reed, Inc., the Agent provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the Portfolios' shares, and preparation of prospectuses, proxy statements and certain reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

Payments by the Fund for Management and Accounting Services

        Under the Management Agreement, for the Manager's management services, the Fund pays the Manager a fee as described in the Prospectus. Prior to the above-described assignment from Waddell & Reed, Inc. to the Manager, all fees were paid to Waddell & Reed, Inc. The management fees paid to the investment manager, during the last three fiscal years for each Portfolio then in existence were as follows:

                                    Periods ended December 31,
                                  ----------------------------
                                      1995      1994      1993
                                      ----      ----      ----

Bond Portfolio                  $  440,716$  424,370  $357,307
High Income Portfolio              527,940   494,237   367,396
Growth Portfolio                 2,425,494 1,813,171 1,179,870
Money Market Portfolio             147,383   116,644   122,205
Income Portfolio                 1,979,061 1,374,533   747,849
International Portfolio*           321,777    63,291
Small Cap Portfolio*               302,739    36,355
Balanced Portfolio*                 96,718    15,489
Limited-Term Bond Portfolio*        12,948     4,712
Asset Strategy Portfolio**          10,993

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
        Science and Technology Portfolio began operations ______, 1997.

     The Fund accrues and pays this fee daily.

     Under the Accounting Services Agreement, the Fund pays Waddell & Reed Services Company a fee for accounting services as described in the Prospectus. Fees paid to the Agent for the fiscal years ended December 31, 1995, 1994 and 1993 for each Portfolio then in existence were as follows:

                                    Periods ended December 31,
                                  ----------------------------
                                      1995      1994      1993
                                      ----      ----      ----

Bond Portfolio                     $30,000   $30,000   $30,000
High Income Portfolio               30,000    30,000    26,667
Growth Portfolio                    55,000    50,000    40,833
Money Market Portfolio              20,000    10,833    12,500
Income Portfolio                    50,000    44,167    35,833
International Portfolio*            20,000     3,333
Small Cap Portfolio*                19,167     1,667
Balanced Portfolio*                  9,167       ---
Limited-Term Bond Portfolio*           ---       ---
Asset Strategy Portfolio**             ---

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
        Science and Technology Portfolio began operations ______, 1997.

     Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, the Manager and Waddell & Reed Services Company, respectively, pay all of their own expenses in providing these services. Waddell & Reed, Inc. and affiliates pay the Fund's Directors and officers who are affiliated with the Manager and Waddell & Reed, Inc. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Custodial and Auditing Services

     The Custodian for each Portfolio is UMB Bank, n.a., Kansas City, Missouri. In general, the Custodian is responsible for holding the Portfolios' cash and securities. Price Waterhouse LLP, Kansas City, Missouri, the Fund's independent accountants, audits the Fund's financial statements.

                                NET ASSET VALUE

     The net asset value of one of the shares of a Portfolio is the value of the Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115.
If it had a liability of $5, the net asset value would be $110 ($115 minus $5). If it had 11 shares outstanding, the net asset value of one share would be $10 ($110 divided by 11).

        The net asset value per share of each Portfolio is computed on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded. The NYSE ordinarily closes at 4:00 p.m. Eastern time. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The net asset value will change every business day, since the value of the assets and the number of shares outstanding change every business day.

        Under Rule 2a-7, Money Market Portfolio uses the "amortized cost method" for valuing its portfolio securities provided it meets certain conditions. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Portfolio's investments are that the Portfolio must: (i) not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (ii) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which the Fund's Board of Directors determines present minimal credit risks and which are rated in one of the two highest rating categories by the requisite NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors; (iii) limit its investments in the securities of any one issuer (except U.S. Government Securities) to no more than 5% of its assets; (iv) limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (v) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and (vi) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, the Fund's Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio's net asset value calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

     For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

     Under Rule 2a-7, if the extent of any deviation between the net asset value per share based upon available market quotations and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

        The portfolio securities of the Portfolios (other than Money Market Portfolio) that are listed or traded on U.S. or foreign stock exchanges are valued at the last sales price on that day or, lacking any sales on such day, at the mean of the last bid and asked prices available. In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by the Manager (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market and included in the Nasdaq ("National Association of Securities Dealers Automated Quotations System") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities and instruments are valued at the mean of the closing bid and asked prices.

     Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios (other than the Money Market Portfolio) are valued at amortized cost. When market quotations for options and futures positions and non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     All securities and other assets quoted in foreign currency and forward currency contracts are valued weekly in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's Custodian. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts.

                              DIRECTORS AND OFFICERS

     The day-to-day affairs of the Fund are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors.

     The principal occupation of each Director and officer during at least the past five years is given below. Each of the persons listed through and including Mr. Wise is a member of the Fund's Board of Directors. The other persons are officers but not Board members. For purposes of this section, the term "Fund Complex" includes the Fund, each of the funds in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. Each of the Fund's Directors is also a Director of each of the funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

RONALD K. RICHEY*
2001 Third Avenue South
Birmingham, Alabama 35233
     Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors of Waddell & Reed Financial Services, Inc., United Investors Management Company and United Investors Life Insurance Company; Chairman of the Board of Directors and Chief Executive Officer of Torchmark Corporation; Chairman of the Board of Directors of Vesta Insurance Group, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed, Inc. Father of Linda Graves, Director of the Fund and each of the other funds in the Fund Complex.

KEITH A. TUCKER*
     President of the Fund and each of the other funds in the Fund Complex; President, Chief Executive Officer and Director of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Directors of WRIMCO, Waddell & Reed, Inc., Waddell & Reed Services Company, Waddell & Reed Asset Management Company and Torchmark Distributors, Inc., an affiliate of Waddell & Reed, Inc.; Vice Chairman of the Board of Directors, Chief Executive Officer and President of United Investors Management Company; Vice Chairman of the Board of Directors of Torchmark Corporation; Director of Southwestern Life Corporation; formerly, partner in Trivest, a private investment concern; formerly, Director of Atlantis Group, Inc., a diversified company.

HENRY L. BELLMON
Route 1
P. O. Box 26
Red Rock, Oklahoma  74651
     Rancher; Professor, Oklahoma State University; formerly, Governor of Oklahoma.

DODDS I. BUCHANAN
905 13th Street
Boulder, Colorado  80302
     Advisory Director, The Hand Companies, an actuarial consulting company; President, Buchanan Ranch Corporation; formerly, Professor and Chairman of Marketing, College of Business, University of Colorado.

JAY B. DILLINGHAM
926 Livestock Exchange Building
Kansas City, Missouri  64102
     Retired.

LINDA GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas 66606
     First Lady of Kansas; formerly, partner, Levy and Craig, P.C., a law firm. Daughter of Ronald K. Richey, Chairman of the Board of the Fund and each of the other funds in the Fund Complex.

JOHN F. HAYES*
335 N. Washington
P. O. Box 2977
Hutchinson, Kansas  67504-2977
     Director of Central Bank and Trust; Director of Central Kansas Bankshares, a bank holding company; Director of Central Properties, Inc., a real estate holding company; Chairman, Gilliland & Hayes, P.A., a law firm; formerly, President, Gilliland & Hayes, P.A.

GLENDON E. JOHNSON
7300 Corporate Center Drive
P. O. Box 020270
Miami, Florida  33126-1208
     Director and Chief Executive Officer of John Alden Financial Corporation and subsidiaries.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California 92118
     Retired; formerly, Chairman of the Board of Directors and President of the Fund and each fund in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President, Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed Services Company; formerly, Director of Waddell & Reed Asset Management Company, United Investors Management Company and United Investors Life Insurance Company, affiliates of Waddell & Reed, Inc.

DOYLE PATTERSON
1030 West 56th Street
Kansas City, Missouri  64113
     Associated with Republic Real Estate, engaged in real estate management and investment.

WILLIAM L. ROGERS
1999 Avenue of the Stars
Los Angeles, California  90067
     Principal, Colony Capital, Inc., a real estate related investment company; formerly, partner in Trivest, a private investment concern.

FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
     Partner, Polsinelli, White, Vardeman & Shalton, a law firm.

ELEANOR B. SCHWARTZ
5100 Rockhill Road
Kansas City, Missouri 64113
     Chancellor, University of Missouri-Kansas City; formerly, Interim Chancellor, University of Missouri-Kansas City.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
     Retired.

PAUL S. WISE
P. O. Box 5248
8648 Silver Saddle Drive
Carefree, Arizona  85377
     Director of Potash Corporation of Saskatchewan, a fertilizer company.

Robert L. Hechler
     Vice President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Operations Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of WRIMCO; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Asset Management Company; President, Director and Treasurer of Waddell & Reed Services Company; Vice President, Treasurer and Director of Torchmark Distributors, Inc.

Henry J. Herrmann
     Vice President of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Senior Vice President and Chief Investment Officer of United Investors Management Company.

Theodore W. Howard
     Vice President, Treasurer and Principal Accounting Officer of the Fund and each of the other funds in the Fund Complex; Vice President of Waddell & Reed Services Company.

Sharon K. Pappas
     Vice President, Secretary and General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial Services, Inc.; Senior Vice President, Secretary and General Counsel of WRIMCO and Waddell & Reed, Inc.; Director, Senior Vice President, Secretary and General Counsel of Waddell & Reed Services Company; Director, Secretary and General Counsel of Waddell & Reed Asset Management Company; Vice President, Secretary and General Counsel of Torchmark Distributors, Inc.; formerly, Assistant General Counsel of WRIMCO, Waddell & Reed Financial Services, Inc., Waddell & Reed, Inc., Waddell & Reed Asset Management Company and Waddell & Reed Services Company.

James C. Cusser
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Kidder Peabody & Company.

Abel Garcia
     Vice President of the Fund and one other fund in the Fund Complex; Senior Vice President of WRIMCO; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc.

Antonio Intagliata
     Vice President of the Fund and one other fund in the Fund Complex; Senior Vice President of the Manager; formerly, Senior Vice President of Waddell & Reed, Inc.

Thomas A. Mengel
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of WRIMCO; formerly, President of Sal. Oppenheim jr. & Cie. Securities, Inc., Vice President of Hauck and Hope Securities, and Manager of German Equities at Berliner Bank, in Berlin, Germany.

Richard K. Poettgen
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

Cynthia P. Prince-Fox
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; employee of Waddell & Reed, Inc.

Louise D. Rieke
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc.

Zachary H. Shafran
     Vice President of the Fund; Vice President of the Manager; employee of Waddell & Reed, Inc.

W. Patrick Sterner
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Chief Investment Officer of the Merchants Bank.

Carl E. Sturgeon
     Vice President of the Fund and eleven other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

Russell E. Thompson
     Vice President of the Fund and two other funds in the Fund Complex; Senior Vice President of the Manager; Vice President of Waddell and Reed Asset Management Company; formerly, Senior Vice President of Waddell & Reed, Inc.

James D. Wineland
     Vice President of the Fund and three other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc.

     The address of each person is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     As of the date of this SAI, six of the Fund's Directors may be deemed to be "interested persons," as defined in the 1940 Act, of the Manager and Waddell & Reed, Inc. The Directors who may be deemed to be "interested persons" are indicated as such by an asterisk.

     The Board has created an honorary position of Director Emeritus, which position a Director may elect after resignation from the Board provided the Director has attained the age of 75 and has served as a Director of the Funds for a total of at least five years. A Director Emeritus receives fees in recognition of his past services whether or not services are rendered in his capacity as Director Emeritus, but has no authority or responsibility with respect to management of the Fund. Mr. Leslie S. Wright retired as a Director of the Fund and of each of the Funds in the Fund Complex effective April 1, 1996, and has elected a position as Director Emeritus. During the Fund's fiscal year ended December 31, 1995, Mr. Wright received total compensation for his service as a Director of $42,000 from the Fund Complex and the Fund and aggregate compensation from the Fund of $2,604.

     As of April 1, 1996, the Fund, the Funds in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. pay to each Director a total of $44,000 per year, plus $1,000 for each meeting of the Board of Directors attended (prior to April 1, 1996, the funds in the United Group (with the exception of United Asset Strategy Fund, Inc.), the Fund and Waddell & Reed Funds, Inc. paid to each Director a fee of $40,000 per year, plus $1,000 for each meeting of the Board of Directors attended) and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. The fees are divided among the Portfolios, the funds in the United Group and the series of Waddell & Reed Funds, Inc. based on their relative net asset size. During the Fund's fiscal year ended December 31, 1995, the Fund's Directors received the following fees for service as a director:

                               COMPENSATION TABLE

                                         Pension
                                      or Retirement      Total
                         Aggregate       Benefits     Compensation
                        Compensation    Accrued As     From Fund
                            From       Part of Fund     and Fund
Director                    Fund         Expenses       Complex
--------                ------------  --------------  ------------
Ronald K. Richey         $     0             $0        $     0
Keith A Tucker                 0              0              0
Henry L. Bellmon           2,808              0         45,000
Dodds I. Buchanan          2,808              0         45,000
Jay B. Dillingham          2,808              0         45,000
Linda Graves                 832              0         12,000
John F. Hayes              2,808              0         45,000
Glendon E. Johnson         2,808              0         45,000
William T. Morgan          2,808              0         45,000
Doyle Patterson            2,808              0         45,000
Eleanor B. Schwartz          832              0         12,000
Frederick Vogel III        2,808              0         45,000
Paul S. Wise               2,808              0         45,000

     Messrs. Rogers and Ross were elected as Directors on November 22, 1996. The officers are paid by the Manager or its affiliates.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share.
No sales charge is paid by the Participating Insurance Company for purchase of shares. Redemptions will be made at the net asset value per share of the Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (ii) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or
(iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

                           SHAREHOLDER COMMUNICATIONS

     Policyowners will receive from the Participating Insurance Companies financial statements of the Fund as required under the 1940 Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

                                     TAXES

General

        Shares of the Portfolios are offered only to insurance company separate accounts that fund variable life insurance or annuity contracts ("Contracts"). See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

     Each Portfolio is treated as a separate corporation for Federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain and, for each Portfolio other than the Money Market Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement"), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or futures, foreign currencies or forward contracts that are not directly related to the Fund's principal business of investing in securities (or in options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("50% Diversification Requirement"); and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer.

     As noted in the Prospectus, each Portfolio must, and intends to, comply or continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned in (3) and (4) above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities and political subdivisions all are considered the same issuer.

Income from Foreign Securities

     Dividends and interest received by a Portfolio (other than the Limited-Term Bond Portfolio) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

        Each of International Portfolio, Asset Strategy Portfolio, Balanced Portfolio, Growth Portfolio, Income Portfolio, Small Cap Portfolio, Bond Portfolio and High Income Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Proposed regulations have been published pursuant to which open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

Foreign Currency Gains and Losses

        For each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio), gains or losses (i) from the disposition of foreign currencies,
(ii) from the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and
(iii) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988 gains or losses," may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders.

Income from Options, Futures Contracts and Currencies

        The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures in a designated hedging transaction and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement. However, income from the disposition of options, futures and forward contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio authorized to engage in hedging transactions intends that, when it does so engage, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each such Portfolio's hedging transactions. To the extent this treatment is not available, such a Portfolio may be forced to defer the closing out of certain options, futures and forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify or continue to qualify as a RIC.

        Any income a Portfolio earns from writing options is taxed as short-term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and thus the Portfolio sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale. A Portfolio will not write so many options that it could fail to continue to qualify as a RIC.

     Certain options and futures contracts in which a Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, are "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, are treated as long-term capital gain or loss, and the balance is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and for other purposes.

        Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property.
Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

Zero Coupon and Payment-in-Kind Securities

     As the holder of zero coupon or other securities issued with original issue discount, a Portfolio must include in its income any original issue discount that accrues on the securities during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Similarly, a Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain options, futures or forward contracts, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios. No attempt is made to present a complete explanation of the Federal tax treatment of their activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult with their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Portfolios and to dividends and other distributions therefrom.

                          DIVIDENDS AND DISTRIBUTIONS

        It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio. Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio, plus or minus realized gains or losses on portfolio securities, less the Portfolio's expenses.

     Dividends on Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from investment income of Growth Portfolio, Bond Portfolio, High Income Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio will usually be declared, paid and reinvested annually in December in additional full and fractional shares of the respective Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and on shares the day they are redeemed. Under the amortized cost procedures which pertain to Money Market Portfolio in certain circumstances dividends of Money Market Portfolio might be eliminated or reduced.

     All net realized long-term or short-term capital gains of the Portfolios, if any, other than short-term capital gains of Money Market Portfolio, are declared and distributed annually in December to the shareholders of the Portfolios to which such gains are attributable.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by the Manager in the Management Agreement is the purchase and sale of securities for the Portfolios. Purchases and sales of securities for the Money Market Portfolio and of securities for the other Portfolios, other than those for which an exchange is the primary market, are generally done with underwriters, dealers acting as principals ("dealers") or directly with issuers. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked prices. If the execution and price offered by more than one dealer are equal, the order may be allocated to a dealer which has provided research advice, quotations on portfolio securities or other services. Brokerage commissions are paid on such transactions only if it appears likely that a better price or execution can be obtained.

     To effect the portfolio transactions of each Portfolio in securities traded on an exchange, the Manager is authorized to engage broker-dealers ("brokers") which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to achieve "best execution" (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others ("brokerage services") considered by the Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Manager or its affiliates has investment discretion.

     Brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (ii) furnishing analyses and reports, or (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). "Investment discretion" is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such brokerage services may be higher than another qualified broker would charge if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Manager or its affiliates.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Manager or its affiliates and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by the Manager.

     Such investment research, which may be supplied by a third party at the instance of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager; serves to make available additional views for consideration and comparisons; and enables the Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

     The individual who manages a Portfolio may manage other advisory accounts with similar investment objectives. It can be anticipated that the Manager will frequently place concurrent orders for all or most accounts for which the Manager has responsibility. Combining purchases and sales in that manner may result in a lower negotiated commission being paid for the transaction.
However, large transactions could affect the price of the securities by driving the price up in the case of a purchase by the accounts or driving the price down in the case of a sale.

     The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 1995, 1994 and 1993:

                                    Periods ended December 31,
                               -------------------------------
                                     1995       1994      1993
                                     ----       ----      ----
Bond Portfolio                    $   313 $      ---$      ---
High Income Portfolio                 ---      1,268     1,580
Growth Portfolio                1,761,353  1,567,746 1,163,320
Money Market Portfolio                ---        ---       ---
Income Portfolio                  137,932    199,012   150,525
International Portfolio*          140,000     49,880
Small Cap Portfolio*               16,816      3,450
Balanced Portfolio*                28,505      6,437
Limited-Term Bond Portfolio*          ---        ---
Asset Strategy Portfolio**          1,483
                               ----------   --------  --------
                               $2,086,402 $1,827,793$1,315,425
                               ========== ==========  ========

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
        Science and Technology Portfolio began operations ______, 1997.

     The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 1995. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                    Amount of      Brokerage
                                 Transactions    Commissions
                                 ------------    -----------
Bond Portfolio                   $        ---     $      ---
High Income Portfolio                     ---            ---
Growth Portfolio                  837,507,367      1,264,157
Money Market Portfolio                    ---            ---
Income Portfolio                   75,600,616        114,510
International Portfolio                   ---            ---
Small Cap Portfolio                 2,473,446          4,362
Balanced Portfolio                 12,775,282         21,133
Limited-Term Bond Portfolio               ---            ---
Asset Strategy Portfolio*             730,446          1,356
                                 ------------     ----------
                                 $929,087,157     $1,405,518
                                 ============     ==========

   *Began operations May 1, 1995.
      Science and Technology Portfolio began operations ______, 1997.

        As of December 31, 1995, Money Market Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $997,771. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio. As of December 31, 1995, Growth Portfolio owned J.P. Morgan & Co. Incorporated securities in the aggregate amount of $6,018,750, Donaldson, Lufkin & Jenrette, Inc. securities in the aggregate amount of $2,343,750, and Paine Webber Group Inc. securities in the aggregate amount of $600,000. J.P. Morgan & Co. Incorporated, Donaldson, Lufkin & Jenrette, Inc. and Paine Webber Group Inc. are regular brokers of the Portfolio. As of December 31, 1995, Income Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $5,204,136. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio. As of December 31, 1995, International Portfolio owned J.P. Morgan & Co. Incorporated securities in the aggregate amount of $1,353,451. J.P. Morgan & Co. Incorporated is a regular broker of the Portfolio. As of December 31, 1995, Small Cap Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $1,994,250. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio. As of December 31, 1995, Balanced Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $697,988. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio. As of December 31, 1995, Asset Strategy Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $149,569. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio.

                                 OTHER INFORMATION

Capital Stock

        The Fund was incorporated in Maryland on December 2, 1986. Capital stock is currently divided into the following classes which are a type of class designated a "series" as that term is defined in the Articles of Incorporation of the Fund: Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio.

     The balance of shares authorized but not divided into classes may be issued to an existing Portfolio, or to new series having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine. The Board of Directors may also change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

Voting Rights

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Management Agreement) will be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Series; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a series (or of a Fund) means the vote of the lesser of: (1) 67% of the shares of a series (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a series (or a Fund).

     To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 0.47%
 USAir Group, Inc.*  .....................   150,000 $  1,987,500

Automotive - 1.70%
 Federal-Mogul Corporation  ..............   108,700    2,133,238
 Ford Motor Company  .....................   175,000    5,075,000
   Total .................................              7,208,238

Banks and Savings and Loans - 13.88%
 Ahmanson (H.F.) & Company  ..............   175,000    4,637,500
 Barnett Banks, Inc.  ....................   100,000    5,900,000
 BayBanks, Inc.  .........................    45,000    4,410,000
 Boatmen's Bancshares, Inc.  .............   125,000    5,117,125
 City National Corporation  ..............   125,000    1,750,000
 Crestar Financial Corporation  ..........   100,000    5,912,500
 First Security Corporation*  ............    45,000    1,721,250
 Great Western Financial Corporation  ....   200,000    5,100,000
 Mercantile Bancorporation Inc.  .........   100,000    4,600,000
 Morgan (J.P.) & Co. Incorporated  .......    75,000    6,018,750
 Northern Trust Corporation  .............   100,000    5,568,700
 Roosevelt Financial Group, Inc.  ........   225,000    4,331,250
 Whitney Holding Corporation  ............   100,000    3,075,000
   Total .................................             58,142,075

Beverages - 0.36%
 Hart Brewing, Inc.*  ....................   100,000    1,500,000

Biotechnology and Medical Services - 1.12%
 MediSense, Inc.*  .......................    28,200      897,098
 Owen Healthcare, Inc.*  .................    72,000    1,944,000
 Pyxis Corporation*  .....................    50,000      734,350
 Zoll Medical Corporation*  ..............   125,000    1,093,750
   Total .................................              4,669,198

Building - 1.15%
 American Health Properties, Inc.  .......    50,000    1,075,000
 National Health Investors, Inc.  ........   113,125    3,747,265
   Total .................................              4,822,265

Chemicals Major - 3.18%
 du Pont (E.I.) de Nemours and Company  ..   125,000    8,734,375
 PPG Industries, Inc.  ...................   100,000    4,575,000
   Total .................................             13,309,375

Chemicals Specialty and Miscellaneous Technology - 1.59%
 Ecolab Inc.  ............................   100,000    3,000,000
 Geon Company (The)  .....................   150,000    3,656,250
   Total .................................              6,656,250


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Computer Services and Software - 10.62%
 General Motors Corporation, Class E  ....   150,000 $  7,800,000
 HBO & Company  ..........................    70,000    5,355,000
 HPR Inc.*  ..............................    41,400    1,242,000
 Inference Corporation, Class A*  ........   154,500    2,896,875
 Informix Corporation*  ..................   300,000    9,018,600
 Intuit Inc.*  ...........................    75,000    5,859,375
 META Group, Inc.*  ......................    50,000    1,531,250
 PSINet Inc.*  ...........................    75,000    1,720,275
 Parametric Technology Corporation* ......    75,000    4,978,125
 Pixar*  .................................    50,000    1,440,600
 Summit Medical Systems, Inc.*  ..........   125,000    2,656,250
   Total .................................             44,498,350

Computer Systems - 2.15%
 Cerner Corporation*  ....................   230,000    4,715,000
 DST Systems, Inc.*  .....................   150,000    4,275,000
   Total .................................              8,990,000

Drugs and Hospital Supply - 12.22%
 Abbott Laboratories  ....................   225,000    9,393,750
 ALZA Corporation*  ......................    53,200    1,316,700
 Baxter International Inc.  ..............   130,000    5,443,750
 Johnson & Johnson  ......................    65,000    5,565,625
 Lilly (Eli) and Company  ................   150,000    8,437,500
 Pfizer Inc.  ............................    90,000    5,670,000
 Quest Medical, Inc.*  ...................   100,000    1,037,500
 SmithKline Beecham plc, ADR  ............   130,000    7,215,000
 United States Surgical Corporation  .....   150,000    3,206,250
 Warner-Lambert Company  .................    40,000    3,885,000
   Total .................................             51,171,075

Electrical Equipment - 2.81%
 Emerson Electric Co.  ...................   100,000    8,175,000
 General Electric Company  ...............    50,000    3,600,000
   Total .................................             11,775,000

Electronics - 0.35%
 Digital Link Corporation*  ..............   103,300    1,478,430

Financial - 2.87%
 Donaldson, Lufkin & Jenrette, Inc.  .....    75,000    2,343,750
 Lehman Brothers Holdings Inc.  ..........    30,000      637,500
 Paine Webber Group Inc.  ................    30,000      600,000
 Regional Acceptance Corporation*  .......   225,000    2,137,500
 Travelers Group, Inc.  ..................   100,000    6,287,500
   Total .................................             12,006,250


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Related - 2.74%
 Archer-Daniels-Midland Company  .........   226,200 $  4,071,600
 Pioneer Hi-Bred International, Inc.  ....    50,000    2,781,250
 Ralcorp Holdings*  ......................   191,000    4,631,750
   Total .................................             11,484,600

Hospital Management - 4.19%
 Beverly Enterprises, Inc.*  .............   500,000    5,312,500
 LTC Properties, Inc.  ...................    50,000      750,000
 Sierra Health Services, Inc.*  ..........   125,000    3,968,750
 Sterling House Corporation*  ............   150,000    1,443,750
 Tenet Healthcare Corporation*  ..........   150,000    3,112,500
 Total Renal Care Holdings, Inc.*  .......   100,000    2,950,000
   Total .................................             17,537,500

Insurance - 12.56%
 Allstate Corporation (The)  .............   150,000    6,168,750
 American International Group, Inc.  .....   100,000    9,250,000
 Amerin Corporation*  ....................    48,900    1,305,141
 Berkley (W. R.) Corporation  ............   100,000    5,350,000
 General Re Corporation  .................    40,000    6,200,000
 Guarantee Life Companies Inc. (The)*  ...    51,300      811,156
 Home Beneficial Corporation, Class B  ...    10,000      241,250
 Independent Insurance Group, Inc.  ......    50,000    1,362,500
 John Alden Financial Corporation  .......    75,000    1,565,625
 Liberty Corporation (The)  ..............    65,000    2,193,750
 Lincoln National Corporation  ...........   130,000    6,987,500
 Meadowbrook Insurance Group, Inc.*  .....    42,100    1,410,350
 Prudential Reinsurance Holdings, Inc.  ..   200,000    4,675,000
 Security-Connecticut Corporation  .......   100,000    2,712,500
 Unitrin, Inc.  ..........................    50,000    2,381,250
   Total  ................................             52,614,772

International Oil - 0.61%
 ENI S.p.A., ADR*  .......................    75,000    2,568,750

Leisure Time - 4.28%
 Boston Chicken, Inc.*  ..................   200,000    6,412,400
 Bristol Hotel Company*  .................    60,000    1,462,500
 Comcast Corporation, Class A  ...........   250,000    4,546,750
 Tele-Communications, Inc., Class A*  ....   275,000    5,482,675
   Total .................................             17,904,325


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Machinery - 3.45%
 Cooper Industries, Inc.  ................   125,000 $  4,593,750
 Ingersoll-Rand Company  .................    75,000    2,634,375
 Keystone International, Inc.  ...........   125,000    2,500,000
 Parker Hannifin Corporation  ............    75,000    2,568,750
 TRINOVA Corporation  ....................    75,000    2,146,875
   Total .................................             14,443,750

Metals and Mining - 1.14%
 Aluminum Company of America  ............    90,000    4,758,750

Multi-Industry - 1.47%
 Berkshire Hathaway Inc.*  ...............        35    1,123,500
 ITT Corporation*  .......................    40,000    2,120,000
 ITT Hartford Group, Inc.*  ..............    40,000    1,935,000
 ITT Industries, Inc.  ...................    40,000      960,000
   Total .................................              6,138,500

Public Utilities - Electric - 1.38%
 Central and South West Corporation  .....    60,000    1,672,500
 Detroit Edison Company (The)  ...........    60,000    2,070,000
 Texas Utilities Electric Company  .......    50,000    2,056,250
   Total .................................              5,798,750

Railroads - 3.05%
 Conrail Inc.  ...........................   100,000    7,000,000
 Illinois Central Corporation  ...........   150,000    5,756,250
   Total .................................             12,756,250

Retailing - 1.73%
 Family Dollar Stores, Inc.  .............   190,000    2,612,500
 Mercantile Stores Company, Inc.  ........   100,000    4,625,000
   Total .................................              7,237,500

Services, Consumer and Business - 0.73%
 Block (H & R), Inc.  ....................    75,000    3,037,500

Telecommunications - 3.74%
 Ascend Communications, Inc.*  ...........    55,000    4,465,285
 MFS Communications Company, Inc.*  ......   100,000    5,350,000
 Nokia Corporation, Series A, ADS  .......   150,000    5,831,250
   Total .................................             15,646,535

Textiles and Apparel - 0.16%
 Warnaco Group, Inc. (The), Class A  .....    27,600      690,000

TOTAL COMMON STOCKS - 95.70%                         $400,831,488
 (Cost: $367,893,754)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITY - 0.33%
Financial
 American Travellers Corporation, Convertible,
   6.5%, 10-1-2005 .......................   $ 1,000 $  1,370,000
 (Cost: $1,000,000)

SHORT-TERM SECURITIES
Drugs and Hospital Supply - 0.64%
 Abbott Laboratories,
   5.63%, 1-16-96 ........................     2,670    2,663,736

Financial - 1.20%
 Dresdner U.S. Finance Inc.,
   5.61%, 1-19-96 ........................     5,035    5,020,877

Food and Related - 2.62%
 General Mills, Inc.,
   Master Note ...........................     5,360    5,360,000
 Sara Lee Corporation,
   Master Note............................     5,597    5,597,000
   Total .................................             10,957,000

Telecommunications - 0.71%
 BellSouth Telecommunications Inc.,
   5.8%, 1-5-96 ..........................     3,000    2,998,067

TOTAL SHORT-TERM SECURITIES - 5.17%                  $ 21,639,680
 (Cost: $21,639,680)

TOTAL INVESTMENT SECURITIES - 101.20%                $423,841,168
 (Cost: $390,533,434)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.20%)    (5,015,484)

NET ASSETS - 100.00%                                 $418,825,684


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Aerospace - 1.56%
 Boeing Company (The)  ...................    47,100 $  3,691,462
 Sundstrand Corporation  .................    21,000    1,477,875
   Total .................................              5,169,337

Airlines - 2.84%
 AMR Corporation*  .......................    29,700    2,205,225
 Southwest Airlines Co.  .................   183,600    4,268,700
 USAir Group, Inc.*  .....................   220,000    2,915,000
   Total .................................              9,388,925

Automotive - 5.22%
 Chrysler Corporation  ...................    81,600    4,518,600
 Dana Corporation  .......................    56,400    1,649,700
 Eaton Corporation  ......................    37,100    1,989,487
 Ford Motor Company  .....................   140,900    4,086,100
 General Motors Corporation  .............    74,200    3,923,325
 Magna International Inc., Class A  ......    26,000    1,124,500
   Total .................................             17,291,712

Banks and Savings and Loans - 1.69%
 Citicorp  ...............................    55,600    3,739,100
 First Bank System Inc.  .................    37,100    1,841,087
   Total .................................              5,580,187

Beverages - 1.62%
 Pepsi-Cola Puerto Rico Bottling
   Company, Class B ......................   105,600    1,214,400
 PepsiCo, Inc.  ..........................    74,200    4,145,925
   Total .................................              5,360,325

Biotechnology and Medical Services - 1.00%
 Medtronic, Inc.  ........................    59,300    3,313,388

Building - 5.90%
 Armstrong World Industries, Inc.  .......    66,800    4,141,600
 Centex Corporation  .....................   134,400    4,670,400
 Georgia-Pacific Corporation  ............    31,500    2,161,687
 Pulte Corporation  ......................   148,900    5,006,762
 Temple-Inland Inc.  .....................    26,000    1,147,250
 Weyerhaeuser Company  ...................    55,600    2,404,700
   Total .................................             19,532,399


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Chemicals Major - 7.08%
 Air Products and Chemicals, Inc.  .......    85,300 $  4,499,575
 Albemarle Corporation  ..................    72,800    1,410,500
 Dow Chemical Company (The)  .............    45,400    3,195,025
 du Pont (E.I.) de Nemours and Company  ..    74,200    5,184,725
 PPG Industries, Inc.  ...................    92,700    4,241,025
 Praxair, Inc.  ..........................    74,200    2,494,975
 Union Carbide Corporation  ..............    64,900    2,433,750
   Total .................................             23,459,575

Chemicals Specialty and Miscellaneous Technology - 3.20%
 Crompton & Knowles Corporation  .........    98,500    1,305,125
 Geon Company (The)  .....................   100,600    2,452,125
 Polaroid Corporation  ...................    56,500    2,676,688
 WMX Technologies, Inc.  .................    44,500    1,329,438
 Xerox Corporation  ......................    20,800    2,849,600
   Total .................................             10,612,976

Computer Services and Software - 3.41%
 Computer Associates International, Inc.      27,750    1,578,281
 General Motors Corporation, Class E  ....    80,200    4,170,400
 Microsoft Corporation*  .................    22,300    1,958,208
 Oracle Systems Corporation*  ............    84,700    3,589,162
   Total .................................             11,296,051

Consumer Electronics and Appliances - 1.20%
 Harman International Industries,
   Incorporated ..........................    24,150      969,019
 Whirlpool Corporation  ..................    56,700    3,019,275
   Total .................................              3,988,294

Drugs and Hospital Supply - 2.05%
 Abbott Laboratories  ....................    40,200    1,678,350
 Baxter International Inc.  ..............    38,900    1,628,937
 Merck & Co., Inc.  ......................    29,700    1,952,775
 Pfizer Inc.  ............................    24,100    1,518,300
   Total .................................              6,778,362

Electrical Equipment - 2.67%
 Emerson Electric Co.  ...................    29,700    2,427,975
 General Electric Company  ...............    89,000    6,408,000
   Total .................................              8,835,975

Electronics - 12.37%
 AMP Incorporated  .......................    81,600    3,131,400
 Analog Devices, Inc.*  ..................   193,200    6,834,450
 Applied Materials, Inc.*  ...............   128,300    5,043,730
 cisco Systems, Inc.*  ...................    74,200    5,541,775
 Intel Corporation  ......................   113,500    6,448,162
 LSI Logic Corporation*  .................   134,400    4,401,600


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics (Continued)
 Linear Technology Corporation  ..........    42,600 $  1,677,375
 Micron Technology, Inc.  ................    63,800    2,528,075
 Molex Incorporated, Class A  ............    78,187    2,404,250
 Teradyne, Inc.*  ........................    59,900    1,497,500
 Texas Instruments Incorporated  .........    28,100    1,454,175
   Total .................................             40,962,492

Engineering and Construction - 0.97%
 Fluor Corporation  ......................    29,700    1,960,200
 Foster Wheeler Corporation  .............    29,700    1,262,250
   Total .................................              3,222,450

Financial - 1.76%
 Federal Home Loan Mortgage Corporation  .    37,100    3,097,850
 Federal National Mortgage Association  ..    21,900    2,718,337
   Total .................................              5,816,187

Food and Related - 0.77%
 CPC International Inc.  .................    37,100    2,545,987

Hospital Management - 1.84%
 Columbia/HCA Healthcare Corporation  ....    27,800    1,410,850
 Tenet Healthcare Corporation*  ..........    74,200    1,539,650
 United HealthCare Corporation  ..........    48,200    3,157,100
   Total .................................              6,107,600

Household Products - 3.23%
 Colgate-Palmolive Company  ..............    44,500    3,126,125
 Gillette Company (The)  .................    74,200    3,867,675
 Procter & Gamble Company (The)  .........    44,500    3,693,500
   Total..................................             10,687,300

Leisure Time - 2.34%
 Walt Disney Company (The)  ..............    51,900    3,062,100
 McDonald's Corporation  .................   103,900    4,688,488
   Total .................................              7,750,588

Machinery - 6.23%
 Case Corporation  .......................    97,500    4,460,625
 Caterpillar Inc.  .......................   118,700    6,973,625
 Deere & Company  ........................   152,400    5,372,100
 Ingersoll-Rand Company  .................    29,700    1,043,212
 Parker Hannifin Corporation  ............    44,500    1,524,125
 TRINOVA Corporation  ....................    44,500    1,273,812
   Total .................................             20,647,499


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Multi-Industry - 2.11%
 ITT Corporation*  .......................    55,700 $  2,952,100
 ITT Hartford Group, Inc.*  ..............    55,700    2,694,487
 ITT Industries, Inc.  ...................    55,700    1,336,800
   Total .................................              6,983,387

Paper - 1.92%
 Bowater Incorporated  ...................    34,100    1,210,550
 International Paper Company  ............    89,000    3,370,875
 Union Camp Corporation  .................    37,100    1,766,888
   Total .................................              6,348,313

Railroads - 2.93%
 CSX Corporation  ........................    52,000    2,372,500
 Conrail Inc.  ...........................    44,500    3,115,000
 Norfolk Southern Corporation  ...........    22,200    1,762,125
 Union Pacific Corporation  ..............    37,100    2,448,600
   Total .................................              9,698,225

Retailing - 8.12%
 Circuit City Stores, Inc.  ..............   118,700    3,279,088
 Dayton Hudson Corporation  ..............    34,500    2,587,500
 Gap, Inc. (The)  ........................    51,900    2,179,800
 General Nutrition Companies, Inc.*  .....    70,000    1,627,500
 Home Depot, Inc. (The)  .................    56,700    2,714,513
 May Department Stores Company (The)  ....    74,200    3,134,950
 Nordstrom, Inc.  ........................    27,800    1,122,425
 OfficeMax, Inc.*  .......................    69,750    1,560,656
 Penney (J.C.) Company, Inc.  ............    50,100    2,386,013
 Tommy Hilfiger Corporation*  ............   109,400    4,635,825
 Wal-Mart Stores, Inc.  ..................    74,200    1,660,225
   Total .................................             26,888,495

Services, Consumer and Business - 0.47%
 Block (H & R), Inc.  ....................    38,700    1,567,350

Steel - 0.38%
 Nucor Corporation  ......................    22,300    1,273,888


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Telecommunications - 6.59%
 AT&T Corporation  .......................    37,100 $  2,402,225
 General Instrument Corporation*  ........    57,900    1,353,413
 General Motors Corporation, Class H  ....    13,100      643,538
 MCI Communications Corporation  .........   139,100    3,642,612
 MFS Communications Company, Inc.*  ......    29,900    1,599,650
 Motorola, Inc.  .........................   126,100    7,187,700
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   148,400    2,893,800
 Vanguard Cellular Systems, Inc.,
   Class A* ..............................   105,000    2,113,125
   Total .................................             21,836,063

Tire and Rubber - 1.02%
 Goodyear Tire & Rubber Company (The)  ...    74,200    3,366,825

TOTAL COMMON STOCKS - 92.49%                         $306,310,155
 (Cost: $225,958,227)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 0.45%
 U.S. Bancorp,
   Master Note ...........................    $1,505    1,505,000

Financial - 3.17%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-26-96 ........................     5,225    5,204,136
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................     5,290    5,280,706
   Total .................................             10,484,842

Food and Related - 1.85%
 General Mills, Inc.,
   Master Note ...........................     2,257    2,257,000
 Sara Lee Corporation,
   Master Note............................     3,875    3,875,000
   Total .................................              6,132,000

Public Utilities - Electric - 0.94%
 Potomac Electric Power Co.,
   5.72%, 1-4-96 .........................     3,115    3,113,515

Telecommunications - 0.75%
 GTE Corporation,
   5.95%, 2-2-96 .........................     2,500    2,486,778


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                                            Value

TOTAL SHORT-TERM SECURITIES - 7.16%                  $ 23,722,135
 (Cost: $23,722,135)

TOTAL INVESTMENT SECURITIES - 99.65%                 $330,032,290
 (Cost: $249,680,362)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%       1,161,742

NET ASSETS - 100.00%                                 $331,194,032


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Australia - 1.77%
 Westpac Banking Corp. (A)  ..............   200,000  $   886,013

Finland - 4.13%
 Enso-Gutzeit Oy (A)  ....................    40,400      269,327
 Kymmene Oy (A)  .........................    13,000      343,670
 Metsa-Serla Oy, Series B (A)  ...........    20,000      616,078
 Nokia Corporation, Series K (A)  ........    15,000      593,090
 Tampella OY (A)*  .......................   200,000      252,868
   Total .................................              2,075,033

France - 2.95%
 Lapeyre S.A. (A)  .......................     6,625      329,831
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      613,446
 Television Francaise 1-TF1 S.A. (A)  ....     5,000      535,605
   Total .................................              1,478,882

Germany - 13.09%
 adidas AG (A)*  .........................    10,000      526,499
 DURR Beteiligungs AG (A)  ...............     4,500    1,349,372
 Fag Kugelfischer AG (A)  ................     6,000      774,058
 GILDEMEISTER Aktiengesellschaft (A)*  ...    13,750    1,246,513
 Herlitz International Trading AG (A)  ...     1,500      538,703
 Mannesman AG (A)  .......................     4,300    1,369,463
 TRAUB AG (A)*  ..........................     8,500      767,608
   Total .................................              6,572,216

Hong Kong - 4.67%
 First Pacific Company Limited (A)  ......   750,000      834,142
 Guangdong Corporation Limited (A)  ...... 1,000,000      601,358
 HSBC Holdings Plc (A)  ..................    60,000      907,856
   Total .................................              2,343,356

Indonesia - 2.78%
 PT Matahari Putra Prima, F (A)  .........   573,750    1,009,991
 PT United Tractors, F (A)  ..............   205,000      385,524
   Total .................................              1,395,515

Japan - 2.10%
 Aloka Co. Ltd. (A)  .....................    13,000      177,530
 Hitachi (A)  ............................    50,000      503,632
 Kyocera Corporation (A)  ................     5,000      371,428
   Total .................................              1,052,590

Korea - 2.27%
 Samsung Electronics Co., Ltd., GDR (B)*      19,000    1,140,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Malaysia 0.19%
 Asiatic Development Berhad (A)  .........   100,000  $    92,924

Mexico - 8.09%
 Cemex, S.A., CPO Shares, Series A (A) .. 150,000 491,899 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   200,000      733,636
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    50,000      512,500
 Grupo Carso, S.A. de C.V.,
   Series 1A (A)* ........................   150,000      810,758
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares (A)* .............. 2,000,000      557,356
 Telefonos de Mexico, S.A. de C.V., ADR  .    30,000      956,250
   Total .................................              4,062,399

Netherlands - 1.07%
 Philips Electronics N.V. NY Shares  .....    15,000      538,125

Norway - 2.11%
 Kvaerner a.s. (A)  ......................    30,000    1,061,092

Phillipines - 1.68%
 Universal Robina Corporation (A)  ....... 1,700,000      842,547

Sweden - 11.58%
 Astra AB, Class A (A)  ..................    35,000    1,396,522
 Bergman & Beving, Series B (A)  .........    30,000      844,689
 Kinnevik AB, Series B (A)  ..............    21,500      671,723
 Skandia Enskilda Banken, Class A (A)  ...   150,000    1,242,189
 Trelleborg AB, Series B (A)  ............    40,000      430,626
 AB Volvo (A)  ...........................    60,000    1,228,638
   Total .................................              5,814,387

Switzerland - 2.02%
 Swiss Bank Corporation (A)  .............     2,500    1,013,865

United Kingdom - 7.18%
 BTR PLC (A)  ............................   200,000    1,019,096
 Next plc (A)  ...........................   150,000    1,062,594
 Pilkington PLC (A)  .....................   104,000      326,359
 United Biscuits (Holdings) Public
   Limited Co. (A) .......................    75,000      297,689
 Vodafone Group Plc (A)  .................   250,000      897,146
   Total .................................              3,602,884

TOTAL COMMON STOCKS - 67.68%                         $ 33,971,828
 (Cost: $32,872,941)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

PREFERRED STOCKS - 3.23%
Germany
 Hornbach-Baumarkt-AG (A)  ...............     7,000 $    610,181
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     1,000      683,403
 STO AG (A)  .............................       666      325,105
   Total .................................           $  1,618,689
 (Cost: $1,712,070)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.64%
 U.S. Bancorp,
   Master Note ...........................    $1,826    1,826,000

Financial - 6.67%
 BHP Finance (USA) Inc.,
   5.78%, 1-12-96 ........................     1,000      998,234
 Morgan (J.P.) & Co. Incorporated,
   5.88%, 1-8-96 .........................     1,355    1,353,451
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................     1,000      998,243
   Total .................................              3,349,928

Food and Related - 12.24%
 General Mills, Inc.,
   Master Note ...........................     2,183    2,183,000
 Quaker Oats Co.,
   5.82%, 1-23-96 ........................     2,000    1,992,887
 Sara Lee Corporation,
   Master Note............................     1,970    1,970,000
   Total .................................              6,145,887

Public Utilities - Gas - 1.99%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     1,000      998,550

Telecommunications - 3.98%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................     2,000    1,997,744

TOTAL SHORT-TERM SECURITIES - 28.52%                  $14,318,109
 (Cost: $14,318,109)

TOTAL INVESTMENT SECURITIES - 99.43%                  $49,908,626
 (Cost: $48,903,120)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                                            Value

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.57%     $   287,719

NET ASSETS - 100.00%                                  $50,196,345


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995
                                              Shares        Value
COMMON STOCKS
Beverages - 0.28%
 Redhook Ale Brewery, Incorporated*  .....     6,000  $   157,500

Biotechnology and Medical Services - 5.85%
 American Healthcorp, Inc.*  .............   100,000      937,500
 Daig Corporation*  ......................    30,000      693,750
 Owen Healthcare, Inc.*  .................    15,000      405,000
 St. Jude Medical, Inc.*  ................    16,500      707,437
 Tecnol Medical Products, Inc.*  .........    10,000      177,500
 Ventritex, Inc.*  .......................     5,000       87,810
 VidaMed, Inc.*  .........................    25,000      243,750
   Total .................................              3,252,747

Computer Services and Software - 25.17%
 Adobe Systems Incorporated  .............    20,000    1,242,500
 AVANT! Corporation*  ....................    37,300      704,037
 CyCare Systems, Inc.*  ..................    20,000      512,500
 Desktop Data, Inc.*  ....................    10,000      246,250
 Eagle Point Software Corporation*  ......    30,000      622,500
 Electronic Arts Inc.*  ..................     8,000      209,496
 Expert Software, Inc.*  .................    50,000      706,250
 GT Interactive Software Corp.*  .........    50,000      703,100
 HCIA Inc.*  .............................    20,000      932,500
 HPR Inc.*  ..............................     6,500      195,000
 Macromedia, Inc.*  ......................    15,000      780,930
 MapInfo Corporation*  ...................     5,000      102,500
 Mecon, Inc.*  ...........................    35,000      555,625
 Medic Computer Systems, Inc.*  ..........     7,000      422,625
 Meta-Software, Inc.*  ...................    45,400      777,475
 Minnesota Educational Computing
   Corporation* ..........................    15,000      376,875
 Parametric Technology Corporation*  .....    18,000    1,194,750
 Pure Software Inc.*  ....................    11,600      371,200
 Quarterdeck Corporation*  ...............    15,000      412,500
 Shiva Corporation*  .....................    15,000    1,095,000
 Summit Medical Systems, Inc.*  ..........    35,000      743,750
 Synopsys, Inc.*  ........................    10,000      381,250
 Wall Data Incorporated*  ................    20,000      327,500
 Wonderware Corporation*  ................    22,000      372,614
   Total .................................             13,988,727

Computer Systems - 4.03%
 America Online, Inc.*.  .................    22,000      820,864
 Cerner Corporation*  ....................    40,000      820,000
 PHAMIS, Inc.*  ..........................    20,000      600,000
   Total .................................              2,240,864

Drugs and Hospital Supply - 5.18%
 LUNAR CORPORATION  ......................    37,500    1,017,187
 OmniCare, Inc.  .........................    10,000      447,500
 PacifiCare Health Systems, Inc.*  .......     9,000      785,250
 Watson Pharmaceuticals Inc.*  ...........    12,900      632,100
   Total .................................              2,882,037


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics - 3.37%
 Information Storage Devices, Inc.*  .....    30,000  $   330,000
 LSI Logic Corporation*  .................     7,000      229,250
 SDL, Inc.*  .............................    36,000      882,000
 Silicon Valley Group, Inc.*  ............    17,000      430,304
   Total .................................              1,871,554

Hospital Management - 7.72%
 ARV Assisted Living, Inc.*  .............    70,000      822,500
 Emeritus Corporation*  ..................    50,000      581,250
 Inphynet Medical Management Inc.*  ......    20,000      477,500
 Quorum Health Group, Inc.*  .............    11,000      240,625
 Sierra Health Services, Inc.*  ..........    15,000      476,250
 Sterling House Corporation*  ............    58,500      563,063
 United HealthCare Corporation  ..........     7,000      458,500
 Vencor, Incorporated*  ..................    20,675      671,938
   Total .................................              4,291,626

Insurance - 0.75%
 United Dental Care, Inc.*  ..............    10,000      415,000

Leisure Time - 0.65%
 Longhorn Steaks, Inc.*  .................    20,000      362,500

Publishing and Advertising - 1.06%
 Franklin Electronic Publishers, Inc.*  ..    20,000      590,000

Retailing - 1.07%
 Eastbay, Inc.*  .........................     7,000      135,625
 Movie Gallery, Inc.*  ...................    15,000      459,375
   Total .................................                595,000

Services, Consumer and Business - 5.91%
 CMG Information Services, Inc.*  ........    25,000    2,312,500
 Stewart Enterprises, Inc., Class A  .....    26,500      973,875
   Total .................................              3,286,375

Telecommunications - 3.90%
 MFS Communications Company, Inc.*  ......    22,000    1,177,000
 Mobile Telecommunication Technologies
   Corp.* ................................    20,000      427,500
 TESSCO Technologies Incorporated*  ......    20,000      562,500
   Total .................................              2,167,000

Textiles and Apparel - 0.90%
 Department 56, Inc.*  ...................    13,000      498,875


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Trucking - 0.25%
 Knight Transportation, Inc.*  ...........    10,000  $   140,000

TOTAL COMMON STOCKS - 66.09%                          $36,739,805
 (Cost: $27,788,215)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.41%
 U.S. Bancorp,
   Master Note ...........................   $ 1,896    1,896,000

Consumer Electronics and Appliances - 3.59%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................     2,000    1,993,338

Financial - 6.30%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................     2,000    1,994,250
 Philip Morris Capital Corp.,
   5.72%, 1-19-96 ........................     1,510    1,505,681
   Total .................................              3,499,931

Food and Related - 5.53%
 General Mills, Inc.,
   Master Note ...........................     1,719    1,719,000
 Sara Lee Corporation,
   Master Note............................     1,355    1,355,000
   Total .................................              3,074,000

Insurance - 2.88%
 Aon Corporation,
   5.72%, 1-9-96 .........................     1,605    1,602,960

Public Utilities - Electric - 3.61%
 Pacificorp,
   5.72%, 2-2-96 .........................     2,020    2,009,729

Public Utilities - Gas - 4.58%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     2,550    2,546,303

Telecommunications - 3.59%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................     2,000    1,997,745


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                                            Value

TOTAL SHORT-TERM SECURITIES - 33.49%                  $18,620,006
 (Cost: $18,620,006)

TOTAL INVESTMENT SECURITIES - 99.58%                  $55,359,811
 (Cost: $46,408,221)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.42%         231,636

NET ASSETS - 100.00%                                  $55,591,447


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 0.79%
 Southwest Airlines Co.  .................     8,000  $   186,000

Automotive - 1.81%
 Eaton Corporation  ......................     6,000      321,750
 AB Volvo AK, ADR, Series B  .............     5,100      104,866
   Total .................................                426,616

Banks and Savings and Loans - 4.05%
 Ahmanson (H.F.) & Company  ..............    14,500      384,250
 BankAmerica Corporation  ................     4,500      291,375
 Great Western Financial Corporation  ....    11,000      280,500
   Total .................................                956,125

Beverages - 1.47%
 PepsiCo, Inc.  ..........................     6,200      346,425

Biotechnology and Medical Services - 0.60%
 St. Jude Medical, Inc.*  ................     3,300      141,488

Building - 2.51%
 National Health Investors, Inc.  ........    12,000      397,500
 Temple-Inland Inc.  .....................       800       35,300
 York International Corporation  .........     3,400      159,800
   Total .................................                592,600

Chemicals Major - 3.22%
 du Pont (E.I.) de Nemours and Company  ..     2,400      167,700
 PPG Industries, Inc.  ...................     6,500      297,375
 Praxair, Inc.  ..........................     8,800      295,900
   Total .................................                760,975

Chemicals Specialty and Miscellaneous
 Technology - 0.80%
 Crompton & Knowles Corporation  .........    14,300      189,475

Computer Systems - 1.04%
 Cerner Corporation*  ....................    12,000      246,000

Domestic Oil - 3.31%
 Amoco Corporation .......................     4,100      294,688
 Apache Corporation  .....................     6,000      177,000
 Atlantic Richfield Company  .............     2,800      310,100
   Total .................................                781,788

Drugs and Hospital Supply - 1.44%
 American Home Products Corporation  .....     3,500      339,500


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electrical Equipment - 1.04%
 Emerson Electric Co.  ...................     3,000  $   245,250

Electronics - 3.04%
 AVX Corporation  ........................    13,700      363,050
 Applied Materials, Inc.*  ...............     9,000      353,808
   Total .................................                716,858

Engineering and Construction - 0.99%
 Foster Wheeler Corporation  .............     5,500      233,750

Hospital Management - 3.21%
 LTC Properties, Inc.  ...................    18,000      270,000
 Tenet Healthcare Corporation*  ..........     9,600      199,200
 United HealthCare Corporation  ..........     4,400      288,200
   Total .................................                757,400

Household Products - 0.90%
 Estee Lauder Companies Inc. (The),
   Class A* ..............................     6,100      212,737

Insurance - 3.39%
 Amerin Corporation*  ....................    18,700      499,103
 Chubb Corporation (The)  ................     3,100      299,925
   Total .................................                799,028

International Oil - 0.71%
 Mobil Corporation  ......................     1,500      168,000

Leisure Time - 1.33%
 Red Lion Hotels, Inc.*  .................     6,500      113,750
 Time Warner Incorporated  ...............     5,300      200,737
   Total .................................                314,487

Machinery - 2.34%
 Deere & Company  ........................     6,000      211,500
 Keystone International, Inc.  ...........    17,000      340,000
   Total .................................                551,500

Metals and Mining - 1.34%
 Aluminum Company of America  ............     6,000      317,250

Multi-Industry - 2.18%
 ITT Corporation*  .......................     4,100      217,300
 ITT Hartford Group, Inc.*  ..............     4,100      198,338
 ITT Industries, Inc.  ...................     4,100       98,400
   Total .................................                514,038

Oil Services - 1.11%
 Schlumberger Limited  ...................     3,800      263,150

                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Paper - 1.40%
 Champion International Corporation  .....     5,800  $   243,600
 Union Camp Corporation  .................     1,800       85,725
   Total .................................                329,325

Public Utilities - Electric - 1.23%
 Houston Industries Incorporated  ........    12,000      291,000

Publishing and Advertising - 0.96%
 McGraw-Hill, Inc.  ......................     2,600      226,525

Railroads - 0.47%
 Conrail Inc.  ...........................     1,600      112,000

Retailing - 6.18%
 Gymboree Corporation (The)*  ............     8,600      176,833
 May Department Stores Company (The)  ....    10,400      439,400
 Mercantile Stores Company, Inc.  ........     3,000      138,750
 Penney (J.C.) Company, Inc.  ............     4,000      190,500
 SYSCO Corporation  ......................     9,000      292,500
 Tommy Hilfiger Corporation*  ............     5,200      220,350
   Total .................................              1,458,333

Services, Consumer and Business - 0.98%
 Block (H & R), Inc.  ....................     5,700      230,850

Steel - 1.21%
 Nucor Corporation  ......................     5,000      285,625

Telecommunications - 5.93%
 AT&T Corporation  .......................     4,100      265,475
 BellSouth Corporation  ..................     4,800      208,800
 GTE Corporation  ........................     5,300      233,200
 General Motors Corporation, Class H  ....     6,600      324,225
 MCI Communications Corporation  .........     6,000      157,122
 Motorola, Inc.  .........................     2,600      148,200
 Nokia Corporation, Series A, ADS  .......     1,600       62,200
   Total .................................              1,399,222

TOTAL COMMON STOCKS - 60.98%                          $14,393,320
 (Cost: $12,530,593)

PREFERRED STOCKS
Airlines - 0.15%
 Delta Air Lines, Incorporated, Depository
   Shares, Convertible ...................       600       35,625

Computer Services and Software - 0.34%
 General Motors Corporation, Class E,
   Depository Shares, Convertible ........     1,100       80,575

                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

PREFERRED STOCKS (Continued)
Drugs and Hospital Supply - 1.18%
 United States Surgical Corporation,
   Series A, Convertible .................    11,000  $   277,750

TOTAL PREFERRED STOCKS - 1.67%                        $   393,950
 (Cost: $374,906)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Domestic oil - 1.22%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........    $  261      288,000

Metals and Mining - 1.11%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      261,250

TOTAL CORPORATE DEBT SECURITIES - 2.33%
 (Cost: $517,500)                                     $   549,250

UNITED STATES GOVERNMENT SECURITIES - 18.99%
 United States Treasury:
   6.875%, 8-31-99 .......................       250      262,735
   7.75%, 11-30-99 .......................     1,500    1,625,385
   7.125%, 2-29-2000 .....................       500      532,265
   6.375%, 8-15-2002 .....................       100      104,859
   7.5%, 2-15-2005 .......................     1,500    1,700,160
   6.25%, 8-15-2023 ......................       250      257,227
   Total .................................            $ 4,482,631
 (Cost: $4,130,639)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 2.21%
 U.S. Bancorp,
   Master Note ...........................       521      521,000

Financial - 2.96%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................       700      697,988

Food and Related - 7.81%
 General Mills, Inc.,
   Master Note ...........................       759      759,000
 Sara Lee Corporation,
   Master Note............................     1,086    1,086,000
   Total .................................              1,845,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Paper - 2.11%
 Kimberly-Clark Corp.,
   5.75%, 1-26-96 ........................      $500  $   498,003

TOTAL SHORT-TERM SECURITIES - 15.09%                  $ 3,561,991
 (Cost: $3,561,991)

TOTAL INVESTMENT SECURITIES - 99.06%                  $23,381,142
 (Cost: $21,115,629)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         221,730

NET ASSETS - 100.00%                                  $23,602,872


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Beverages - 1.57%
 Buenos Aires Embotelladora
   S.A., ADR .............................     3,300   $   68,063

Computer Systems - 1.03%
 SanDisk Corporation*  ...................     3,000       44,625

Electronics - 4.83%
 Silicon Valley Group, Inc.*  ............     4,200      106,310
 Texas Instruments Incorporated  .........     2,000      103,500
   Total .................................                209,810

Retailing - 3.63%
 adidas AG (A)*  .........................     3,000      157,950

Telecommunications - 4.77%
 Motorola, Inc.  .........................     2,000      114,000
 Nokia Corporation, Series A, ADS  .......     2,400       93,300
   Total .................................                207,300

TOTAL COMMON STOCKS - 15.83%                           $  687,748
 (Cost: $741,729)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Banks and Savings and Loans - 3.18%
 U.S. Bancorp,
   Master Note ...........................    $  138      138,000

 Consumer Electronics and Appliances - 3.44%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................       150      149,500

 Financial - 11.48%
 BHP Finance (USA) Inc.,
   5.78%, 1-12-96 ........................       150      149,735
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................       150      149,569
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................       200      199,649
   Total .................................                498,953


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Related - 12.42%
 General Mills, Inc.,
   Master Note ...........................    $  204   $  204,000
 Quaker Oats Co.,
   5.82%, 1-23-96 ........................       150      149,467
 Sara Lee Corporation,
   Master Note............................       186      186,000
   Total .................................                539,467

 Insurance - 4.60%
 Aon Corporation,
   5.72%, 1-9-96 .........................       200      199,746

 Public Utilities - Electric - 4.60%
 Potomac Electric Power Co.,
   5.75%, 1-4-96 .........................       200      199,904

 Telecommunications - 4.60%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................       200      199,774

Total Commercial Paper - 44.32%                         1,925,344

Commercial Paper (backed by irrevocable
 letter of credit) - 3.33%
 Centric Funding Corp. (Wachovia Bank
   of North Carolina N.A.),
   5.77%, 1-16-96 ........................       145      144,651

United States Treasury Bill - 34.90%
 Federal National Mortgage Association,
   5.57%, 2-8-96 .........................     1,525    1,516,034

TOTAL SHORT-TERM SECURITIES - 82.55%                   $3,586,029
 (Cost: $3,586,029)

TOTAL INVESTMENT SECURITIES - 98.38%                   $4,273,777
 (Cost: $4,327,758)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.62%          70,165

NET ASSETS - 100.00%                                   $4,343,942


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 5.42%
 Barnett Bank of Florida, Jacksonville,
   5.9375%, 1-26-96 ......................    $1,000  $   999,981
 Wachovia Bank and Trust,
   5.82%, 1-29-96 ........................     1,000    1,000,000
   Total .................................              1,999,981

 Yankee - 8.13%
 Banque Nationale de Paris,
   6.1%, 10-10-96 ........................     1,000      999,125
 Creditanstalt - Bankverein,
   6.0%, 10-11-96 ........................     1,000      999,257
 Societe Generale - New York,
   5.75%, 2-8-96 .........................     1,000    1,000,000
   Total .................................              2,998,382

Total Certificates of Deposit - 13.55%                  4,998,363

Commercial Paper - 3.57%
 U.S. Bancorp,
   Master Note ...........................     1,315    1,315,000

Notes - 4.07%
 Bank One Milwaukee, N.A.,
   7.25%, 2-9-96 .........................       500      500,000
 PNC Bank, N.A.,
   5.88%, 12-20-96 .......................     1,000      999,623
   Total .................................              1,499,623

TOTAL BANK OBLIGATIONS - 21.19%                       $ 7,812,986
 (Cost: $7,812,986)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals Major - 5.41%
 Air Products and Chemicals, Inc.,
   5.75%, 1-16-96 ........................     1,000      997,604
 du Pont (E.I.) de Nemours and Company,
   5.77%, 1-19-96 ........................     1,000      997,115
   Total .................................              1,994,719

 Chemicals Specialty and Miscellaneous Technology - 3.10%
 Minnesota Mining and Manufacturing Company,
   5.75%, 1-18-96 ........................     1,145    1,141,891


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Consumer Electronics and Appliances - 2.70%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................    $1,000  $   996,669

 Domestic Oil - 4.88%
 Amoco Corporation,
   5.77%, 2-16-96 ........................     1,000    1,000,000
 Atlantic Richfield Company,
   5.78%, 1-19-96 ........................       800      797,688
   Total .................................              1,797,688

 Financial - 19.67%
 AT&T Capital Corp.,
   5.72%, 1-26-96 ........................     1,000      996,028
 Avco Financial Services, Inc.,
   5.67%, 2-9-96 .........................     1,000      993,858
 B.A.T. Capital Corp.,
   5.72%, 1-18-96 ........................       600      598,379
 Merrill Lynch & Co., Inc.,
   5.75%, 1-29-96 ........................       500      497,764
 Safeco Credit Company, Inc.,
   5.71%, 1-25-96 ........................     1,000      996,193
 Sony Capital Corp.,
   5.7%, 2-13-96 .........................     1,000      993,192
 Swedish Export Credit Corporation,
   5.72%, 1-24-96 ........................     1,000      996,346
 Transamerica Financial Group:
   5.72%, 1-11-96 ........................       750      748,808
   5.72%, 1-25-96 ........................       435      433,341
   Total .................................              7,253,909

 Food and Related - 8.07%
 CPC International Inc.,
   5.62%, 3-13-96 ........................       875      865,165
 General Mills, Inc.,
   Master Note ...........................     1,000    1,000,000
 Sara Lee Corporation,
   Master Note ...........................     1,110    1,110,000
   Total .................................              2,975,165

 Insurance - 2.71%
 Aon Corporation,
   5.72%, 1-9-96 .........................     1,000      998,729

 Paper - 2.90%
 Kimberly-Clark Corp.,
   5.75%, 1-26-96 ........................     1,075    1,070,707


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Public Utilities - Electric - 3.52%
 Baltimore Gas and Electric Company,
   5.7%, 1-11-96 .........................    $1,300  $ 1,297,942

 Public Utilities - Gas - 5.41%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     1,000      998,550
 Questar Corp.,
   5.9%, 1-19-96 .........................     1,000      997,050
   Total .................................              1,995,600

 Telecommunications - 2.71%
 U.S. West Communications, Inc.,
   5.77%, 1-19-96 ........................     1,000      997,115

Total Commercial Paper - 61.08%                        22,520,134

Notes - 1.35%
 Financial
 Merrill Lynch & Co., Inc.,
   5.935%, 2-20-96 .......................       500      500,007

TOTAL CORPORATE OBLIGATIONS - 62.43%                  $23,020,141
 (Cost: $23,020,141)

MUNICIPAL OBLIGATIONS
 California - 3.53%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.9%, 2-1-96 ..........................       800      800,000
 Oakland-Alameda County Coliseum Lease
   Revenue Bonds (Oakland Coliseum Project),
   1995 Series B-1 (Canadian Imperial Bank
   of Commerce),
   5.85%, 1-10-96 ........................       500      500,000
   Total .................................              1,300,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
 Pennsylvania - 0.54%
 Montgomery County Industrial Development
   Authority, Revenue Bonds (410 Horsham Associates
   Project), Series of 1995 (Meridian Bank),
   6.1%, 1-3-96 ..........................    $  200  $   200,000

 Texas - 1.35%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.85%, 1-31-96 ........................       500      497,562

TOTAL MUNICIPAL OBLIGATIONS - 5.42%                   $ 1,997,562
 (Cost: $1,997,562)

UNITED STATES GOVERNMENT
 OBLIGATIONS
 Federal Home Loan Banks,
   5.9%, 7-8-96 ..........................     1,000    1,000,000
 Federal Home Loan Mortgage Corporation,
   5.95%, 6-7-96 .........................     1,000    1,000,000
 Student Loan Management Association,
   5.35%, 1-3-96 .........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 8.14%                                  $ 3,000,000
 (Cost: $3,000,000)

TOTAL INVESTMENT SECURITIES - 97.18%                  $35,830,689
 (Cost: $35,830,689)

CASH AND OTHER ASSETS,
 NET OF LIABILITIES - 2.82%                             1,041,555

NET ASSETS - 100.00%                                  $36,872,244


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Airlines - 3.86%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................      $100  $   110,147

Automotive - 1.79%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       51,091

Banks and Savings and Loans - 13.63%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      114,773
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       57,363
 NCNB Corporation,
   10.5%, 3-15-99 ........................        50       50,458
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       54,437
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      111,864
   Total .................................                388,895

Chemicals Major - 3.01%
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       85,790

Chemicals Specialty and Miscellaneous
 Technology - 4.90%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       89,790
 Xerox Credit Corporation,
   6.25%, 1-15-96 ........................        50       50,003
   Total .................................                139,793

Domestic Oil - 1.88%
 BP America Inc.,
   9.5%, 1-1-98 ..........................        50       53,738

Drugs and Hospital Supply - 5.54%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       100      106,999
 Baxter International Inc.,
   9.25%, 9-15-96 ........................        50       51,190
   Total .................................                158,189

Electrical Equipment - 4.89%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      139,672


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 15.64%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50   $   52,470
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      109,113
 Avco Financial Services, Inc.,
   5.5%, 4-1-2000 ........................        50       49,133
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................        75       79,294
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      104,899
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       51,454
   Total .................................                446,363

Insurance - 1.92%
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       54,705

International Oil - 3.89%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................        50       55,390
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       55,576
   Total .................................                110,966

Machinery - 1.78%
 Ingersoll-Rand Company,
   8.25%, 11-1-96 ........................        50       50,928

Multi-Industry - 1.78%
 ITT Hartford,
   7.25%, 12-1-96 ........................        50       50,664

Public Utilities - Pipelines - 1.91%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       54,529

Retailing - 7.54%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      107,460
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      107,592
   Total .................................                215,052

TOTAL CORPORATE DEBT SECURITIES - 73.96%               $2,110,522
 (Cost: $2,036,895)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       $82   $   82,148
   5.0%, 12-25-2001 ......................       100       99,312
   11.0%, 10-1-2020 ......................        41       47,274
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        90       91,684
 United States Treasury:
   6.375%, 8-15-2002......................        50       52,429
   6.25%, 2-15-2003 ......................       100      104,328

TOTAL UNITED STATES GOVERNMENT SECURITIES - 16.72%     $  477,175
 (Cost: $458,965)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.15%
 U.S. Bancorp,
   Master Note ...........................        90       90,000

Food and Related - 3.44%
 General Mills, Inc.,
   Master Note ...........................        98       98,000

TOTAL SHORT-TERM SECURITIES - 6.59%                    $  188,000
 (Cost: $188,000)

TOTAL INVESTMENT SECURITIES - 97.27%                   $2,775,697
 (Cost: $2,683,860)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.73%          77,782

NET ASSETS - 100.00%                                   $2,853,479


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aerospace - 1.28%
 McDonnell Douglas Corporation:
   8.625%, 4-1-97 ........................    $  534  $   552,957
   9.25%, 4-1-2002 .......................       500      582,200
   Total .................................              1,135,157

Airlines - 1.23%
 Federal Express Corporation,
   7.89%, 9-23-2008 ......................     1,000    1,088,980

Automotive - 2.78%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................     2,000    2,465,060

Banks and Savings and Loans - 15.92%
 Bank of Boston Corporation,
   6.625%, 12-1-2005 .....................       500      508,695
 BarclaysAmericanCorporation,
   9.125%, 12-1-97 .......................       225      238,743
 BayBanks, Inc.,
   5.812%, 9-30-97 .......................     2,900    2,894,896
 Bayerische Landesbank Girozentale, NY
   Branch, CD, Currency Protected Deutschemark
   Swap Rate Inverse Floating Rate,
   5.235%, 3-28-97 (C) ...................     1,000      997,500
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      510,000
 Citicorp,
   7.75%, 6-15-2006 ......................     1,000    1,111,780
 First Union Corporation,
   6.55%, 10-15-2035 .....................       500      520,015
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,196,440
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,223,770
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,215,340
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,000    1,070,000
 Skandia Enskilda Banken, NY Branch
   Certificate of Deposit Dollarized
   Australian Dollar Reset,
   4.0%, 4-5-99 ..........................     1,000      931,250
 SouthTrust Bank of Alabama, N.A.,
   7.69%, 5-15-2025 ......................       500      550,610
 Wells Fargo & Company,
   8.75%, 5-1-2002 .......................     1,000    1,131,860
   Total .................................             14,100,899


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Beverages - 1.15%
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................   $ 5,000  $ 1,014,600

Building - 7.59%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      551,535
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,120,830
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       500      473,750
 Noranda Forest Inc.,
   7.5%, 7-15-2003 .......................     1,000    1,054,250
 Noranda Inc.,
   7.0%, 7-15-2005 .......................       500      517,740
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     1,000    1,120,240
 USG Corporation,
   9.25%, 9-15-2001 ......................     1,000    1,070,000
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      816,000
   Total .................................              6,724,345

Chemicals Major - 1.02%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................       750      899,677

Computer Systems - 0.55%
 Unisys Corporation,
   9.75%, 9-15-96 ........................       500      485,000

Domestic Oil - 3.30%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     1,000    1,148,550
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     1,250    1,243,750
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       500      532,090
   Total .................................              2,924,390

Electrical Equipment -  2.02%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................     1,500    1,791,825


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 9.40%
 Banc One Credit Card Master Trust,
   7.55%, 12-15-99 .......................    $1,000  $ 1,036,560
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,227,580
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,974,200
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       970      950,949
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,217,310
 JCP Master Credit Card Trust,
   9.625%, 6-15-2000 .....................       500      546,715
 National Credit Card Trust 1989-4,
   9.45%, 12-31-97 .......................       350      355,688
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     1,000    1,015,370
   Total .................................              8,324,372

Hospital Management - 0.59%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................       500      525,000

Household Products - 2.81%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,488,180

International Oil - 0.53%
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................       500      470,000

Leisure Time - 6.46%
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      537,500
 Marriott International, Inc.,
   6.75%, 12-15-2003 .....................     1,000    1,019,970
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,056,840
 Time Warner Incorporated,
   7.75%, 6-15-2005 ......................     1,000    1,041,030
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,038,060
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      522,500
   6.75%, 1-15-2003 ......................       500      504,295
   Total .................................              5,720,195


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Machinery - 1.27%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................    $1,000  $ 1,120,000

Multi-Industry - 1.17%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,040,000

Public Utilities - Electric - 1.22%
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,082,560

Public Utilities - Pipelines - 1.85%
 Arkla, Inc.,
   8.875%, 7-15-99 .......................       500      536,305
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      584,340
 NorAm Energy Corp.,
   7.5%, 8-1-2000 ........................       500      513,065
   Total .................................              1,633,710

Publishing and Advertising - 0.62%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      552,690

Railroads - 1.21%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,068,560

Steel - 1.22%
 USX Corporation,
   8.21%, 1-21-2000 ......................     1,000    1,082,620

Telecommunications - 3.24%
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,000    1,271,060
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,058,810
 US WEST, Inc.,
   8.4%, 9-15-99 .........................       500      541,595
   Total .................................              2,871,465

TOTAL CORPORATE DEBT SECURITIES - 68.43%              $60,609,285
 (Cost: $57,395,820)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Australia - 0.82%
 New South Wales Treasury,
   7.0%, 2-1-2000 (D) ....................  $A 1,000  $   723,075

Canada - 3.91%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................  $  1,000    1,141,760
   7.4%, 3-28-2025 .......................     1,000    1,158,630
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,163,570
   Total .................................              3,463,960

Supranationals - 1.39%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,229,480

TOTAL OTHER GOVERNMENT SECURITIES - 6.12%             $ 5,416,515
 (Cost: $4,975,832)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      512,580
   7.5%, 11-15-2017 ......................     1,538    1,592,783
   7.5%, 4-15-2019 .......................     1,283    1,292,650
   7.95%, 12-15-2020 .....................     3,000    3,127,500
   7.0%, 1-15-2021 .......................       500      506,560
   8.0%, 11-1-2024 .......................       931      965,010
   8.0%, 4-1-2025 ........................       879      911,118
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      505,780
 United States Treasury:
   7.875%, 11-15-99 ......................     2,000    2,174,380
   7.875%, 8-15-2001 .....................     2,000    2,233,740
   7.5%, 2-15-2005 .......................     1,000    1,133,440
   5.875%, 11-15-2005 ....................     2,000    2,045,000
   0.0%, 5-15-2020 .......................     8,000    1,768,800

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 21.19%                                  $18,769,341
 (Cost: $18,161,720)

TOTAL SHORT-TERM SECURITIES - 2.84%                   $ 2,516,805
 (Cost: $2,516,805)


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.58%                  $87,311,946
 (Cost: $83,050,177)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.42%       1,257,561

NET ASSETS - 100.00%                                  $88,569,507


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Building - 0.35%
 Walter Industries, Inc.*  ...............    23,272  $   303,979

Gaming - 0.16%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250      134,375

Leisure Time - 1.46%
 Infinity Broadcasting Corporation*  .....    33,750    1,257,187
 Sinclair Broadcast Group, Inc.*  ........       500        8,500
   Total .................................              1,265,687

Hospital Management - 0.87%
 LTC Properties, Inc.  ...................    50,000      750,000

Services, Consumer and Business - 0.40%
 Bell & Howell Holdings Company*  ........    12,500      350,000

TOTAL COMMON STOCKS - 3.24%                           $ 2,804,041
 (Cost: $1,580,674)

PREFERRED STOCKS
Banks and Savings and Loans - 0.62%
 California Federal Bank, F.S.B.  ........     5,000      541,875

Leisure Time - 0.63%
 Cablevision Systems Corporation,
   Convertible* ..........................    20,000      545,000

TOTAL PREFERRED STOCKS - 1.25%                        $ 1,086,875
 (Cost: $1,000,000)
                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Automotive - 2.27%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................    $1,500    1,470,000
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      498,750
   Total .................................              1,968,750

Beverages - 0.47%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (E) ...................       500      410,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Biotechnology and Medical Services - 3.70%
 Abbey Healthcare Group, Incorporated,
   9.5%, 11-1-2002 .......................    $  500  $   532,500
 IVAC Corporation,
   9.25%, 12-1-2002 ......................       500      517,500
 Quorum Health Group, Inc.:
   11.875%, 12-15-2002 ...................     1,000    1,120,000
   8.75%, 11-1-2005 ......................     1,000    1,035,000
   Total .................................              3,205,000

Building - 7.64%
 American Standard Inc.:
   9.875%, 6-1-2001 ......................     1,000    1,077,500
   9.25%, 12-1-2016 ......................       500      520,000
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      727,500
 Eagle Industries, Inc.,
   0.0%, 7-15-2003 (E) ...................     1,500    1,256,250
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,006,250
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      467,500
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,060,000
 U.S. Home Corporation,
   9.75%, 6-15-2003 ......................       500      511,875
   Total .................................              6,626,875

Chemicals Specialty and Miscellaneous Technology - 0.35%
 UCAR Global Enterprises Inc.,
   12.0%, 1-15-2005 ......................       265      306,075

Computers Services and Software - 0.56%
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      482,500

Domestic Oil - 1.54%
 Clark R & M Holdings, Inc.,
   0.0%, 2-15-2000 .......................     2,000    1,337,500

Drugs and Hospital Supply - 1.70%
 AmeriSource Distribution Corporation,
   11.25%, 7-15-2005 .....................       368      399,275
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,124    1,078,093
   Total .................................              1,477,368

Electronics - 1.13%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000      980,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 0.58%
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ......................    $  500  $   505,000

Food and Related - 2.51%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      265,500
 Specialty Foods Corporation:
   10.25%, 8-15-2001 .....................     1,000      940,000
   11.125%, 10-1-2002 ....................     1,000      970,000
   Total .................................              2,175,500

Gaming - 7.74%
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,000    1,060,000
 GNF, CORP.,
   10.625%, 4-1-2003 .....................     1,000      932,500
 GNS Finance Corp.,
   9.25%, 3-15-2003 ......................     1,500    1,616,250
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,025,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000    1,005,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,070,000
   Total .................................              6,708,750

Hospital Management - 2.42%
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,000,000
 Tenet Healthcare Corporation,
   9.625%, 9-1-2002 ......................     1,000    1,100,000
   Total .................................              2,100,000

Household Products - 2.79%
 Exide Corporation:
   10.75%, 12-15-2002 ....................       750      813,750
   0.0%, 12-15-2004 (E) ..................       500      420,000
   10.0%, 4-15-2005 ......................     1,000    1,085,000
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      100,750
   Total .................................              2,419,500


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time - 18.93%
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................    $1,000  $   995,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,540,625
 Comcast Corporation,
   0.0%, 3-5-2000 ........................     1,000      770,000
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ....................       500      533,750
   8.875%, 9-15-2005 .....................       500      523,750
   8.3%, 5-15-2006 (B) ...................       500      501,875
   11.0%, 6-1-2007 .......................       500      558,750
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (E) ..................       500      293,750
 EZ Communications, Inc.,
   9.75%, 12-1-2005 ......................     1,000    1,007,500
 FLAGSTAR COMPANIES, INC.,
   10.75%, 9-15-2001 .....................       500      455,000
 Granite Broadcasting Corporation,
   10.375%, 5-15-2005 ....................       500      512,500
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 (B) ..................       500      505,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 (B) ................       500      522,500
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................     1,000    1,075,000
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (E) ....................     1,500    1,128,750
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000      905,000
 Sinclair Broadcast Group Inc.:
   10.0%, 12-15-2003 .....................       375      382,500
   10.0%, 9-30-2005 ......................       500      510,000
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,038,060
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    2,035,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................     1,000      620,000
   Total .................................             16,414,310

Manufacturers - 0.57%
 RBX Corporation,
   11.25%, 10-15-2005 (B) ................       500      495,000


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Metals and Mining - 0.56%
 Russel Metals Inc.,
   10.25%, 6-15-2000 .....................    $  500  $   485,000

Multi-Industry - 2.83%
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,000      890,000
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,560,000
   Total .................................              2,450,000

Packaging and Containers - 4.39%
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,545,000
 Owens-Illinois, Inc.,
   10.25%, 4-1-99 ........................     1,000    1,030,000
 Silgan Corporation,
   0.0%, 12-15-2002 (E)...................       500      472,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      755,625
   Total .................................              3,803,125

Paper - 1.70%
 APP International Finance Company B.V.,
   11.75%, 10-1-2005 .....................     1,000      980,000
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       468      491,724
   Total .................................              1,471,724

Publishing and Advertising - 3.08%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,010,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      709,290
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 .....................     1,000      950,000
   Total .................................              2,669,290

Railroad Equipment - 0.60%
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      521,250

Railroads - 1.13%
 Southern Pacific Rail Corporation,
   9.375%, 8-15-2005 .....................       900      976,500


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retailing - 7.37%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................    $  500  $   402,500
 Bruno's, Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,485,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,080,000
 Penn Traffic Company (The),
   10.375%, 10-1-2004 ....................     1,500    1,417,500
 Ralphs Grocery Company,
   10.45%, 6-15-2004 .....................     1,000    1,015,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000      987,500
   Total .................................              6,387,500

Services, Consumer and Business - 1.55%
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      795,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      546,250
   Total .................................              1,341,250

Steel - 0.97%
 AK Steel Corporation,
   10.75%, 4-1-2004 ......................       250      277,500
 Inland Steel Industries, Inc.,
   12.75%, 12-15-2002 ....................       500      562,500
   Total .................................                840,000

Telecommunications - 5.52%
 A+ Network, Inc.,
   11.875%, 11-1-2005 ....................       500      505,000
 Heartland Wireless Communications,
   Inc., Units,
   13.0%, 4-15-2003 (B)(F) ...............       500      563,750
 MFS Communications Company, Inc.,
   0.0%, 1-15-2004 (E) ...................     1,000      807,500
 Metrocall, Inc.,
   10.375%, 10-1-2007 ....................       500      530,000
 PanAmSat, L.P.:
   9.75%, 8-1-2000 .......................     1,000    1,060,000
   0.0%, 8-1-2003 (E) ....................     1,000      820,000
 USA Mobile Communications, Inc., II,
   9.5%, 2-1-2004 ........................       500      495,000
   Total .................................              4,781,250


                See Notes to Schedules of Investments on pages .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textiles and Apparel - 1.04%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................    $1,000  $   900,000

TOTAL CORPORATE DEBT SECURITIES - 85.64%              $74,239,017
 (Cost: $72,177,584)

SHORT-TERM SECURITIES
 Banks and Savings and Loans - 1.01%
 U.S. Bancorp,
   Master Note ...........................       875      875,000

 Financial - 1.31%
 BHP Finance (U.S.A.) Inc.,
   5.78%, 1-12-96 ........................     1,135    1,132,996

 Food and Related - 3.74%
 General Mills, Inc.,
   Master Note ...........................     2,624    2,624,000
 Sara Lee Corporation,
   Master Note ...........................       624      624,000
   Total .................................              3,248,000

TOTAL SHORT-TERM SECURITIES - 6.06%                   $ 5,255,996
 (Cost: $5,255,996)

TOTAL INVESTMENT SECURITIES - 96.19%                  $83,385,929
 (Cost: $80,014,254)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.81%       3,300,264

NET ASSETS - 100.00%                                  $86,686,193


                See Notes to Schedules of Investments on pages .

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside of the United States.

(B) As of December 31, 1995, the following restricted security was owned in the International Portfolio:

                   Acquisition         Acquisition  Market
    Security            Date      Shares      Cost   Value
 ----------------  --------------------------------------------
Samsung Electronics Co.,
 Ltd., GDR            05/17/95    15,000  $777,750$  900,000
                      05/25/95     4,000   206,500   240,000
                                          ------------------
                                          $984,250$1,140,000
                                          ==================

     The total market value of restricted securities represents approximately 2.27% of the total net assets in the International Portfolio at December 31, 1995.

 As of December 31, 1995, the following restricted securities were owned in the High Income Portfolio:

                               Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
 Continental Cablevision, Inc.:
    8.3%, 5-15-2006    12/8/95       500$  498,395$  501,875
 HMC Acquisition Properties, Inc.,
    9.0%, 12-15-2007  12/15/95       500   500,000   505,000
 Heartland Wireless Communications,
    Inc., Units,
    13.0%, 4-15-2003   4/20/95       500   500,000   563,750
 Hines Horticulture, Inc.,
    11.75%, 10-15-2005 10/16/95      500   500,000   522,500
 RBX Corporation,
    11.25%, 10-15-2005 10/6/95       500   502,500   495,000
                                        --------------------
                                        $2,500,895$2,588,125
                                        ====================

     The total market value of restricted securities represents approximately 2.99% of the total net assets in the High Income Portfolio at December 31, 1995.

(C) Coupon resets semiannually based on 14.13% - 1.5 (5 year Deutschemark swap rate). Coupon guaranteed at 3%.

(D) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian dollar).

(E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(F) Each unit consists of one thousand face value 13.0% corporate bonds due 4-15-2003 and six warrants expiring 4-15-2003.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
Assets                     -----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)  $423,841,168$330,032,290 $49,908,626
 Cash   ..............           3,825       5,663       3,210
 Receivables:
   Fund shares sold ..         866,174     841,200     186,096
   Dividends and interest      716,658     424,875     125,293
   Investment securities
    sold  ............       1,461,714         ---         ---
 Prepaid insurance
   premium ...........           2,035       1,111         309
                          ------------------------ -----------
    Total assets  ....     426,891,574 331,305,139  50,223,534
Liabilities               ------------------------ -----------
 Payable for investment
   securities purchased      7,938,034         ---         ---
 Payable for Fund shares
   redeemed ..........          93,137      82,575       9,307
 Accrued accounting
   services fee ......           5,000       4,167       1,667
 Other  ..............          29,719      24,365      16,215
                          ------------------------ -----------
    Total liabilities        8,065,890     111,107      27,189
                          ------------------------ -----------
      Total net assets    $418,825,684$331,194,032 $50,196,345
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $    613,573$    381,755 $    95,087
   Additional paid-in
    capital  .........     384,904,377 250,462,056  49,201,903
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain (loss)
    (loss) on investment
    transactions  ....             ---      (1,764)   (105,777)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period        33,307,734  80,351,985   1,005,132
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $418,825,684$331,194,032 $50,196,345
                          ======================== ===========
Net asset value, redemption
 and offering price per share  $6.8260     $8.6756     $5.2790
                               =======     =======     =======
Capital shares outstanding  61,357,269  38,175,493   9,508,741
Capital shares authorized  100,000,000 100,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
Assets                      ----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $55,359,811 $23,381,142  $4,273,777
 Cash   ..............           7,561       5,157       3,628
 Receivables:
   Fund shares sold ..         499,326      94,938      64,253
   Dividends and interest       22,356     124,553       3,164
   Investment securities
    sold  ............         153,001         ---         ---
 Prepaid insurance
   premium ...........             291         182          31
                           ----------- -----------  ----------
    Total assets  ....      56,042,346  23,605,972   4,344,853
Liabilities                ----------- -----------  ----------
 Payable for investment
   securities purchased        439,830         ---         ---
 Payable for Fund shares
   redeemed ..........           3,359         251         ---
 Accrued accounting
   services fee ......           2,500         833         ---
 Other  ..............           5,210       2,016         911
                           ----------- -----------  ----------
    Total liabilities          450,899       3,100         911
                           ----------- -----------  ----------
      Total net assets     $55,591,447 $23,602,872  $4,343,942
Net Assets                 =========== ===========  ==========
 $0.01 par value capital stock
   Capital stock .....     $    72,260 $    40,005  $    8,664
   Additional paid-in
    capital  .........      46,567,597  21,297,354   4,389,259
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions .....             ---         ---         ---
   Net unrealized appreciation
    (depreciation) of investments
    at end of period         8,951,590   2,265,513     (53,981)
                           ----------- -----------  ----------
    Net assets applicable to
      outstanding units
      of capital .....     $55,591,447 $23,602,872  $4,343,942
                           =========== ===========  ==========
Net asset value, redemption
 and offering price per share  $7.6932     $5.9000     $5.0137
                               =======     =======     =======
Capital shares outstanding   7,226,046   4,000,473     866,421
Capital shares authorized  100,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
Assets                   ------------------------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $35,830,689  $2,775,697 $87,311,946
 Cash   ..............          20,525       4,043       3,039
 Receivables:
   Fund shares sold ..       2,722,876      21,581      97,792
   Dividends and interest      135,212      52,400   1,278,908
   Investment securities
    sold  ............             ---         ---         ---
 Prepaid insurance
   premium ...........             894          98         951
                           -----------  ---------- -----------
    Total assets  ....      38,710,196   2,853,819  88,692,636
Liabilities                -----------  ---------- -----------
 Payable for investment
   securities purchased            ---         ---         ---
 Payable for Fund shares
   redeemed ..........       1,833,630         ---     115,253
 Accrued accounting
   services fee ......           1,667         ---       2,500
 Other  ..............           2,655         340       5,376
                           -----------  ---------- -----------
    Total liabilities        1,837,952         340     123,129
                           -----------  ---------- -----------
      Total net assets     $36,872,244  $2,853,479 $88,569,507
Net Assets                 ===========  ========== ===========
 $0.01 par value capital stock
   Capital stock .....     $   368,722  $    5,433 $   165,265
   Additional paid-in
    capital  .........      36,503,522   2,756,209  86,745,629
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  ....             ---         ---  (2,603,035)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period               ---      91,837   4,261,648
                           -----------  ---------- -----------
    Net assets applicable to
      outstanding units
      of capital .....     $36,872,244  $2,853,479 $88,569,507
                           ===========  ========== ===========
Net asset value, redemption
 and offering price per share  $1.0000     $5.2521     $5.3592
                               =======     =======     =======
Capital shares outstanding  36,872,244     543,300  16,526,517
Capital shares authorized  200,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                           High Income
                             Portfolio
Assets                   -------------
 Investment securities--at
   value (Notes 1 and 3)   $83,385,929
 Cash   ..............          22,283
 Receivables:
   Fund shares sold ..          58,940
   Dividends and interest    1,847,331
   Investment securities
    sold  ............       1,551,250
 Prepaid insurance
   premium ...........           1,131
                           -----------
    Total assets  ....      86,866,864
Liabilities                -----------
 Payable for investment
   securities purchased            ---
 Payable for Fund shares
   redeemed ..........          99,291
 Accrued accounting
   services fee ......           2,500
 Other  ..............          78,880
                           -----------
    Total liabilities          180,671
                           -----------
      Total net assets     $86,686,193
Net Assets                 ===========
 $0.01 par value capital stock
   Capital stock .....        $195,030
   Additional paid-in
    capital  .........      86,308,522
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions .....      (3,189,034)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period         3,371,675
                           -----------
    Net assets applicable to
      outstanding units
      of capital .....     $86,686,193
                           ===========
Net asset value, redemption
 and offering price per share  $4.4448
                               =======
Capital shares outstanding  19,503,038
Capital shares authorized  100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........    $  1,769,687 $   988,611  $  638,648
   Dividends .........       5,426,450   4,228,980     557,709
                          ------------ -----------  ----------
    Total income  ....       7,196,137   5,217,591   1,196,357
                           ----------- -----------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............       2,425,494   1,979,061     321,777
   Accounting services
    fee  .............          55,000      50,000      20,000
   Custodian fees ....          31,799      16,336      48,394
   Registration fees .          17,376      23,065       9,177
   Audit fees ........          15,809      12,886       2,641
   Legal fees ........           5,823       4,760         680
   Other .............          23,940      19,256       2,006
                           ----------- -----------  ----------
    Total expenses  ..       2,575,241   2,105,364     404,675
                           ----------- -----------  ----------
      Net investment income  4,620,896   3,112,227     791,682
                           ----------- -----------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      64,282,621   5,870,466     (84,768)
 Realized net gain (loss)
   on foreign currency
   transactions ......             612         447     (70,494)
                           ----------- -----------  ----------
   Realized net gain (loss)
    on investments  ..      64,283,233   5,870,913    (155,262)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........      42,925,336  63,977,939   1,669,228
                           ----------- -----------  ----------
    Net gain (loss) on
      investments ....     107,208,569  69,848,852   1,513,966
                           ----------- -----------  ----------
      Net increase in net
       assets resulting
       from operations    $111,829,465 $72,961,079  $2,305,648
                          ============ ===========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $  960,351  $  362,196     $72,008
   Dividends .........           3,340     264,024         740
                            ----------  ----------     -------
    Total income  ....         963,691     626,220      72,748
                            ----------  ----------     -------
 Expenses (Note 2):
   Investment management
    fee  .............         302,739      96,718      10,993
   Accounting services
    fee  .............          19,167       9,167         ---
   Custodian fees ....           6,190       2,263       1,259
   Registration fees .           5,048       3,047         ---
   Audit fees ........           2,155       1,691         ---
   Legal fees ........             591         310          16
   Other .............           2,331       1,712         203
                            ----------  ----------     -------
    Total expenses  ..         338,221     114,908      12,471
                            ----------  ----------     -------
      Net investment income    625,470     511,312      60,277
                            ----------  ----------     -------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....       1,011,622     375,170       5,026
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---        (366)
                            ----------  ----------     -------
   Realized net gain (loss)
    on investments  ..       1,011,622     375,170       4,660
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........       7,643,311   2,500,947     (53,981)
                            ----------  ----------     -------
    Net gain (loss) on
      investments.....       8,654,933   2,876,117     (49,321)
                            ----------  ----------     -------
      Net increase in net
       assets resulting
       from operations      $9,280,403  $3,387,429     $10,956
                            ==========  ==========     =======


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                       ---------------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $1,755,470    $161,200 $ 6,004,853
   Dividends .........             ---         ---         ---
                            ----------    --------  ----------
    Total income  ....       1,755,470     161,200   6,004,853
                            ----------    --------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............         147,383      12,948     440,716
   Accounting services
    fee  .............          20,000         ---      30,000
   Custodian fees ....           5,660         620       8,353
   Registration fees .           1,370         567          13
   Audit fees ........           2,567       1,288       5,081
   Legal fees ........             493          40       1,418
   Other .............           3,922         994       7,580
                            ----------    --------  ----------
    Total expenses  ..         181,395      16,457     493,161
                            ----------    --------  ----------
      Net investment income  1,574,075     144,743   5,511,692
                            ----------    --------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....             ---      10,804     876,661
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---       5,508
                            ----------    --------  ----------
   Realized net gain (loss)
    on investments  ..             ---      10,804     882,169
 Unrealized appreciation
   (depreciation) in value
   of investments during,
   the period ........             ---     139,524   8,857,982
                            ----------    --------  ----------
    Net gain (loss) on
      investments ....             ---     150,328   9,740,151
                            ----------    --------  ----------
      Net increase in net
       assets resulting
       from operations      $1,574,075    $295,071 $15,251,843
                            ==========    ========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                           High Income
                             Portfolio
                       ---------------
Investment Income
 Income:
   Interest ..........     $ 7,888,184
   Dividends .........         120,000
                           -----------
    Total income  ....       8,008,184
                           -----------
 Expenses (Note 2):
   Investment management
    fee  .............         527,940
   Accounting services
    fee  .............          30,000
   Custodian fees ....           5,167
   Registration fees .           1,165
   Audit fees ........           4,982
   Legal fees ........           1,393
   Other .............           7,564
                           -----------
    Total expenses  ..         578,211
                           -----------
      Net investment income  7,429,973
                           -----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      (1,443,930)
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---
                           -----------
   Realized net gain (loss)
    on investments  ..      (1,443,930)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........       7,364,701
                           -----------
    Net gain (loss) on
      investments ....       5,920,771
                           -----------
      Net increase in net
       assets resulting
       from operations     $13,350,744
                           ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment
    income  ..........    $  4,620,896$  3,112,227 $   791,682
   Realized net gain (loss)
    on investments  ..      64,283,233   5,870,913    (155,262)
   Unrealized appreciation
    (depreciation)  ..      42,925,336  63,977,939   1,669,228
                          ------------------------------------
    Net increase in net
      assets resulting
      from operations.     111,829,465  72,961,079   2,305,648
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (4,621,508) (3,112,674)   (721,188)
   From realized gains
    on securities
    transactions  ....     (64,282,621) (5,407,615)        ---
   In excess of realized
    gains                         ----      (1,764)        ---
                          ------------------------ -----------
                           (68,904,129) (8,522,053)   (721,188)
                          ------------------------ -----------
 Capital share
   transactions** ....      99,163,713  47,981,404  22,592,251
                          ------------------------ -----------
      Total increase .     142,089,049 112,420,430  24,176,711
Net Assets
 Beginning of period       276,736,635 218,773,602  26,019,634
                          ------------------------ -----------
 End of period  ......    $418,825,684$331,194,032 $50,196,345
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........       8,244,920   7,529,946   5,011,325
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......      10,094,216     982,290     136,620
Shares redeemed ......      (3,897,735) (2,657,368)   (850,796)
                            ----------   ---------   ---------
Increase in outstanding
 capital shares ......      14,441,401   5,854,868   4,297,149
                            ==========   =========   =========
Value issued from sale
 of shares  ..........     $57,245,750 $60,548,279 $26,298,441
Value issued from reinvest-
 ment of dividends and/or,
 distributions  ......      68,904,129   8,522,053     721,188
Value redeemed .......     (26,986,166)(21,088,928) (4,427,378)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $99,163,713 $47,981,404 $22,592,251
                           =========== =========== ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $   625,470 $   511,312  $   60,277
   Realized net gain (loss)
    on investments  ..       1,011,622     375,170       4,660
   Unrealized appreciation
    (depreciation)  ..       7,643,311   2,500,947     (53,981)
                           ----------- -----------  ----------
    Net increase in net
      assets resulting
      from operations.       9,280,403   3,387,429      10,956
                           ----------- -----------  ----------
 Dividends to shareholders:*
   From net investment
    income  ..........        (625,470)   (511,312)    (59,911)
   From realized gains
    on securities
    transactions  ....      (1,011,622)   (371,952)     (5,026)
   In excess of realized
    gains                         ----          ---        ---
                          ------------------------  ----------
                            (1,637,092)   (883,264)    (64,937)
                          ------------------------  ----------
 Capital share
   transactions** ....      31,867,974  12,427,639   4,397,923
                           ----------- -----------  ----------
    Total increase   .      39,511,285  14,931,804   4,343,942
Net Assets
 Beginning of period        16,080,162   8,671,068         ---
                           ----------- -----------  ----------
 End of period  ......     $55,591,447 $23,602,872  $4,343,942
                           =========== ===========  ==========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........       4,818,197   2,264,439     876,052
Shares issued from reinvest-
 ment of dividends and/or,
 distributions  ......         212,809     149,718      12,955
Shares redeemed ......        (488,640)   (170,404)    (22,586)
                           ----------- -----------  ----------
Increase in outstanding
   capital shares.....       4,542,366   2,243,753     866,421
                           =========== ===========  ==========
Value issued from sale
 of shares  ..........     $33,624,752 $12,476,652  $4,448,147
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,637,092     883,263      64,938
Value redeemed .......      (3,393,870)   (932,276)   (115,162)
                           ----------- -----------  ----------
Increase in
 outstanding capital       $31,867,974 $12,427,639  $4,397,923
                           =========== ===========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                        -------------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $ 1,574,075  $  144,743 $ 5,511,692
   Realized net gain (loss)
    on investments  ..             ---      10,804     882,169
   Unrealized appreciation
    (depreciation)  ..             ---     139,524   8,857,982
                           -----------  ---------- -----------
    Net increase in net
      assets resulting
      from operations.       1,574,075     295,071  15,251,843
                           -----------  ---------- -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (1,574,075)   (144,743) (5,517,200)
   From realized gains
    on securities
    transactions  ....             ---     (10,804)        ---
   In excess of realized
    gains                         ----          ---        ---
                          ------------------------  ----------
                            (1,574,075)   (155,547) (5,517,200)
 Capital share
   transactions**.....       6,059,981   1,068,809   4,818,014
                           -----------  ---------- -----------
    Total increase  ..       6,059,981   1,208,333  14,552,657
Net Assets
 Beginning of period        30,812,263   1,645,146  74,016,850
                           -----------  ---------- -----------
 End of period  ......     $36,872,244  $2,853,479 $88,569,507
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====     =======        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........     169,760,641     294,605   1,918,955
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,573,890      29,626   1,029,828
Shares redeemed ......    (165,274,550)   (119,359) (2,040,023)
                           -----------     -------   ---------
Increase in outstanding
 capital shares  .....       6,059,981     204,872     908,760
                           ===========     =======   =========
Value issued from sale
 of shares  ..........    $169,760,641  $1,551,139  $9,976,902
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,573,890     155,548   5,517,200
Value redeemed .......    (165,274,550)   (637,878)(10,676,088)
                          ------------  ----------  ----------
Increase in
 outstanding capital      $  6,059,981  $1,068,809  $4,818,014
                          ============  ==========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                           High Income
                             Portfolio
                           -----------
Increase in Net Assets
 Operations:
   Net investment income   $ 7,429,973
   Realized net gain (loss)
    on investments  ..      (1,443,930)
   Unrealized appreciation
    (depreciation)  ..       7,364,701
                           -----------
    Net increase in net
      assets resulting
      from operations.      13,350,744
                           -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (7,429,973)
   From realized gains
    on securities
    transactions  ....             ---
   In excess of realized
    gains                         ----
                          ------------
                            (7,429,973)
                          ------------
 Capital share
   transactions**.....       8,121,747
                           -----------
    Total increase  ..      14,042,518
Net Assets
 Beginning of period        72,643,675
                           -----------
 End of period  ......     $86,686,193
                           ===========
   Undistributed net
    investment income             $---
                                  ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........       2,353,273
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,672,287
Shares redeemed ......      (2,189,523)
                             ---------
Increase in outstanding
 capital shares  .....       1,836,037
                             =========
Value issued from sale
 of shares  ..........     $10,517,788
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       7,429,973
Value redeemed .......      (9,826,014)
                            ----------
Increase in
 outstanding capital        $8,121,747
                            ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income  $  5,286,234$  2,248,257 $   106,617
   Realized net gain (loss)
    on investments  ..      14,371,377     684,147     (21,009)
   Unrealized appreciation
    (depreciation)  ..     (13,761,465) (6,030,073)   (664,096)
                          ------------------------ -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       5,896,146  (3,097,669)   (578,488)
                          ------------------------ -----------
 Dividends to shareholders from:*
   Net investment income    (5,286,234) (2,248,257)   (106,617)
   Realized gains on securities
    transactions  ....     (14,154,374)        ---         ---
                          ------------------------ -----------
                           (19,440,608) (2,248,257)   (106,617)
                          ------------------------ -----------
 Capital share
   transactions** ....      69,690,925  69,027,272  26,704,739
                          ------------------------ -----------
    Total increase
      (decrease)......      56,146,463  63,681,346  26,019,634
Net Assets
 Beginning of period       220,590,172 155,092,256         ---
                          ------------------------ -----------
 End of period  ......    $276,736,635$218,773,602 $26,019,634
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........      11,752,596  11,914,285   5,355,035
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       3,295,800     332,145      21,355
Shares redeemed ......      (3,733,563) (2,344,370)   (164,798)
                            ----------  ----------   ---------
Increase in outstanding
 capital shares ......      11,314,833   9,902,060   5,211,592
                            ==========  ==========   =========
Value issued from sale
 of shares  ..........     $73,683,884 $83,060,254 $27,436,654
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......      19,440,608   2,248,256     106,617
Value redeemed .......     (23,433,567)(16,281,238)   (838,532)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $69,690,925 $69,027,272 $26,704,739
                           =========== =========== ===========
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income   $    99,347  $   79,610 $   851,434
   Realized net gain (loss)
    on investments  ..          44,381      (3,218)        ---
   Unrealized appreciation
    (depreciation)  ..       1,308,279    (235,434)        ---
                           -----------  ---------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       1,452,007    (159,042)    851,434
                           -----------  ---------- -----------
 Dividends to shareholders from:*
   Net investment income       (99,347)    (79,610)   (851,434)
   Realized gains on securities
    transactions  ....         (44,381)        ---         ---
                           -----------  ---------- -----------
                              (143,728)    (79,610)   (851,434)
                           -----------  ---------- -----------
 Capital share
   transactions** ....      14,771,883   8,909,720   4,812,395
                           -----------  ---------- -----------
    Total increase
      (decrease)  ....      16,080,162   8,671,068   4,812,395
Net Assets
 Beginning of period               ---         ---  25,999,868
                           -----------  ---------- -----------
 End of period  ......     $16,080,162  $8,671,068 $30,812,263
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........       2,722,519   1,795,318 183,043,231
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          23,987      16,128     851,433
Shares redeemed ......         (62,826)    (54,726)(179,082,269)
                             ---------   --------- -----------
Increase in outstanding
   capital shares.....       2,683,680   1,756,720   4,812,395
                             =========   =========  ==========
Value issued from sale
 of shares  ..........     $14,980,266  $9,104,454$183,043,231
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......         143,729      79,610     851,433
Value redeemed .......        (352,112)   (274,344)(179,082,269)
                           -----------  ----------------------
Increase in
 outstanding capital       $14,771,883  $8,909,720$  4,812,395
                           ===========  =====================+
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
                        -------------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
   Realized net gain (loss)
    on investments  ..             455  (3,479,696) (1,428,391)
   Unrealized appreciation
    (depreciation)  ..         (47,687) (6,740,515) (7,299,167)
                            ---------- ----------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.           2,300  (4,933,238) (1,965,875)
                            ---------- ----------- -----------
 Dividends to shareholders
   from:*
   Net investment income       (49,532) (5,286,973) (6,761,683)
   Realized gains on securities
    transactions  ....            (455)        ---         ---
                            ---------- ----------- -----------
                               (49,987) (5,286,973) (6,761,683)
                            ---------- ----------- -----------
 Capital share
   transactions**.....       1,692,833   2,510,419  10,105,884
                            ---------- ----------- -----------
    Total increase
      (decrease) .....       1,645,146  (7,709,792)  1,378,326
Net Assets
 Beginning of period               ---  81,726,642  71,265,349
                            ---------- ----------- -----------
 End of period  ......      $1,645,146 $74,016,850 $72,643,675
                            ========== =========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  ..........         331,301   3,002,124   3,768,168
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          10,283   1,081,257   1,593,245
Shares redeemed ......          (3,156) (3,587,525) (3,062,321)
                               -------   ---------   ---------
Increase in outstanding
 capital shares  .....         338,428     495,856   2,299,092
                               =======   =========   =========
Value issued from sale
 of shares  ..........      $1,658,566 $15,437,912 $16,942,683
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......          49,987   5,286,973   6,761,683
Value redeemed .......         (15,720)(18,214,466)(13,598,482)
                            ---------- ----------- -----------
Increase in
 outstanding capital        $1,692,833 $ 2,510,419 $10,105,884
                            ========== =========== ===========
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $5.8986 $6.1962  $6.1505 $5.5973  $4.9479
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0903  0.1211   0.0537  0.1013   0.1229
 Net realized and
   unrealized gain
   on investments ..            2.1842  0.0268   0.8087  1.0653   1.6636
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            2.2745  0.1479   0.8624  1.1666   1.7865
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0903)(0.1211) (0.0537)(0.1013) (0.1229)
 Distribution from
   capital gains ...           (1.2568)(0.3244) (0.7569)(0.5121) (1.0142)
 Distribution in
   excess of capital
   gains ...........           (0.0000)(0.0000) (0.0061)(0.0000) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (1.3471)(0.4455) (0.8167)(0.6134) (1.1371)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                               ======= =======  ======= =======  =======
Total return .......           38.57%   2.39%   14.02%  20.84%   36.10%
Net assets, end of
 period (000
 omitted)  .........        $418,826$276,737 $220,590$122,363  $69,044
Ratio of expenses
 to average net
 assets ............            0.75%   0.77%    0.78%   0.80%    0.86%
Ratio of net investment
 income to average
 net assets  .......            1.35%   2.07%    1.01%   2.00%    2.43%
Portfolio turnover
 rate  .............          245.80% 277.36%  297.81% 225.87%  316.72%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992  1991*
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $6.7689 $6.9180  $5.9530 $5.3158  $5.0000
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0839  0.0703   0.0651  0.0803   0.0633
 Net realized and
   unrealized gain (loss)
   on investments ..            2.0525 (0.1491)  0.9650  0.6496   0.3158
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            2.1364 (0.0788)  1.0301  0.7299   0.3791
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0839)(0.0703) (0.0651)(0.0803) (0.0633)
 Distribution from
   capital gains....           (0.1457)(0.0000) (0.0000)(0.0124) (0.0000)
 Distribution in excess
   of capital gains            (0.0001)(0.0000) (0.0000)(0.0000) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (0.2297)(0.0703) (0.0651)(0.0927) (0.0633)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                               ======= =======  ======= =======  =======
Total return........           31.56%  -1.14%   17.30%  13.78%   17.43%
Net assets, end of
 period (000
 omitted)  .........        $331,194$218,774 $155,092 $65,027  $15,640
Ratio of expenses
 to average net
 assets ............            0.77%   0.77%    0.79%   0.85%    0.89%
Ratio of net investment
 income to average
 net assets  .......            1.13%   1.16%    1.36%   1.78%    2.47%
Portfolio turnover
 rate  .............           15.00%  23.32%   18.38%  15.74%    4.41%

  *The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9926          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.2790          (0.0074)
                               -------          -------
Total from investment
 operations  .......            0.3636           0.0133

Less dividends from net
   investment
   income ..........           (0.0772)         (0.0207)
                               -------          -------
Net asset value,
 end of period  ....           $5.2790          $4.9926
                               =======          =======
Total return........            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $50,196          $26,020
Ratio of expenses
 to average net
 assets ............            1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......            1.99%            1.36%
Portfolio turnover
 rate  .............           34.93%           23.23%

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.9918          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..            1.8470           1.0086
                               -------          -------
Total from investment
 operations  .......            1.9370           1.0462
                               -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0900)         (0.0376)
 Distribution from
   capital gains....           (0.1456)         (0.0168)
                               -------          -------
Total distributions            (0.2356)         (0.0544)
                               -------          -------
Net asset value,
 end of period  ....           $7.6932          $5.9918
                               =======          =======
Total return........           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $55,591          $16,080
Ratio of expenses
 to average net
 assets ............            0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......            1.77%            2.35%
Portfolio turnover
 rate  .............           43.27%           21.61%

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9359          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            1.0611          (0.0641)
                               -------          -------
Total from investment
 operations  .......            1.1944          (0.0181)
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1333)         (0.0460)
 Distribution from
   capital gains....           (0.0970)         (0.0000)
                               -------          -------
Total distributions            (0.2303)         (0.0460)
                               -------          -------
Net asset value,
 end of period  ....           $5.9000          $4.9359
                               =======          =======
Total return........           24.19%           -0.37%
Net assets, end of
 period (000
 omitted)  .........         $23,603           $8,671
Ratio of expenses
 to average net
 assets ............            0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.22%            3.14%
Portfolio turnover
 rate  .............           62.87%           19.74%

  *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:

                            For the
                            period
                            ended
                            12/31/95*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0717
 Net realized and
   unrealized gain
   on investments ..            0.0193
                               -------
Total from investment
 operations  .......            0.0910
                               -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0713)
 Distribution from
   capital gains....           (0.0060)
                               -------
Total distributions            (0.0773)
                               -------
Net asset value,
 end of period  ....           $5.0137
                               =======
Total return........            1.80%
Net assets, end of
 period (000
 omitted)  .........          $4,344
Ratio of expenses
 to average net
 assets ............            0.91%
Ratio of net investment
 income to average
 net assets  .......            4.42%
Portfolio turnover
 rate  .............          149.17%

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ------- -------  ------- -------  -------
Net investment
   income ..........            0.0542  0.0368   0.0260  0.0324   0.0536
Less dividends
 declared  .........           (0.0542)(0.0368) (0.0260)(0.0324) (0.0536)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ======= =======  ======= =======  =======
Total return .......            5.56%   3.72%    2.63%   3.29%    5.49%
Net assets, end of
 period (000
 omitted)  .........         $36,872 $30,812  $26,000 $23,995  $19,797
Ratio of expenses
 to average net
 assets ............            0.62%   0.65%    0.65%   0.65%    0.76%
Ratio of net investment
 income to average
 net assets  .......            5.42%   3.72%    2.61%   3.17%    5.33%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.8611          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..            0.4122          (0.1375)
                               -------          -------
Total from investment
 operations  .......            0.6963           0.0132
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.2841)         (0.1507)
 Distribution from
   capital gains ...           (0.0212)         (0.0014)
                               -------          -------
Total distributions            (0.3053)         (0.1521)
                               -------          -------
Net asset value,
 end of period  ....           $5.2521          $4.8611
                               =======          =======
Total return........           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $2,853           $1,645
Ratio of expenses
 to average net
 assets ............            0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......            6.22%            5.89%
Portfolio turnover
 rate  .............           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.7393 $5.4045  $5.2626 $5.2661  $4.9534
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.3556  0.3507   0.3334  0.3643   0.3867
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.6202 (0.6652)  0.3046  0.0216   0.3771
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.9758 (0.3145)  0.6380  0.3859   0.7638
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.3559)(0.3507) (0.3334)(0.3643) (0.3867)
 Distribution from
   capital gains ...           (0.0000)(0.0000) (0.1627)(0.0251) (0.0644)
                               ------- -------  ------- -------  -------
Total distributions.           (0.3559)(0.3507) (0.4961)(0.3894) (0.4511)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                               ======= =======  ======= =======  =======
Total return .......           20.56%  -5.90%   12.37%   7.67%   16.19%
Net assets, end of
 period (000
 omitted)  .........         $88,570 $74,017  $81,727 $49,428  $29,112
Ratio of expenses
 to average net
 assets ............            0.60%   0.62%    0.62%   0.64%    0.72%
Ratio of net investment
 income to average
 net assets  .......            6.73%   6.73%    6.01%   6.91%    7.65%
Portfolio turnover
 rate  .............           71.17% 135.82%   68.75%  44.32%   52.50%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.1118 $4.6373  $4.2886 $4.0770  $3.4067
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.4165  0.4106   0.3899  0.4050   0.4368
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.3330 (0.5255)  0.3487  0.2116   0.6703
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.7495 (0.1149)  0.7386  0.6166   1.1071
                               ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........           (0.4165)(0.4106) (0.3899)(0.4050) (0.4368)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                               ======= =======  ======= =======  =======
Total return .......           18.19%  -2.55%   17.90%  15.70%   34.19%
Net assets, end of
 period (000
 omitted)  .........         $86,686 $72,644  $71,265 $41,456  $24,394
Ratio of expenses
 to average net
 assets ............            0.72%   0.74%    0.75%   0.77%    0.87%
Ratio of net investment
 income to average
 net assets  .......            9.25%   9.03%    8.66%   9.48%   11.32%
Portfolio turnover
 rate  .............           41.78%  37.86%   54.22%  60.79%   34.00%

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $58,345. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At December 31, 1995 the following amounts were reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions:

               Increase/(Decrease)           Increase/(Decrease)
               Accumulated Undistributed     Accumulated Undistributed
     Fund      Net Investment Income         Net Realized Capital Gains
     ----      -------------------------     --------------------------
Growth Portfolio     $  612                          (612)
Income Portfolio        447                          (447)
International
   Portfolio        (70,494)                       70,494
Asset Strategy
   Portfolio           (366)                          366
Bond Portfolio        5,508                        (5,508)

     Net investment income, net realized gains and net assets were not affected by these changes.

F. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.1 billion of combined net assets at December 31, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion,
 .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $32,281.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended December 31, 1995 are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $858,227,387  $ 67,266,958  $ 30,438,851
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    544,778,904   181,097,949   102,145,443
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         768,587,760    39,254,207    10,062,978
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    596,124,525   168,364,484   100,399,849

                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $ 29,765,631   $16,851,592    $1,027,187
Purchases of U.S. Government
   securities                          ---     3,574,140           ---
Purchases of short-term
 securities                    166,754,150    23,964,894    12,719,588
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           8,589,305     8,647,752       290,484
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    157,985,380    23,878,329     9,179,000

                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $1,041,998   $32,469,563  $ 35,416,260
Purchases of U.S. Government
   securities                      230,219    26,733,254           ---
Purchases of short-term
 securities                      2,291,827    54,807,829    59,283,828
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             210,644    34,237,921    29,954,086
Proceeds from maturities
 and sales of U.S.
 Government securities             163,617    21,395,617           ---
Proceeds from maturities
 and sales of short-term
 securities                      2,263,040    53,268,459    59,170,000

     For Federal income tax purposes, cost of investments owned at December 31, 1995 and the related unrealized appreciation (depreciation) were as follows:

                                                                   Aggregate
                                                                   Appreciation
                                         CostAppreciationDepreciation
 (Depreciation)
                                  ---------------------------------------------
--
Growth Portfolio                 $390,533,434$44,741,347$11,433,613$33,307,734
Income Portfolio                  249,682,126 82,973,918  2,623,75480,350,164
International Portfolio            48,903,120  3,742,582  2,737,0761,005,506
Small Cap Portfolio                46,408,221 11,135,467  2,183,8778,951,590
Balanced Portfolio                 21,115,629  2,544,157    278,6442,265,513
Asset Strategy Portfolio            4,327,758     32,522     86,503  (53,981)
Money Market Portfolio             35,830,689        ---        ---      ---
Limited-Term Bond Portfolio         2,683,860     92,966      1,129   91,837
Bond Portfolio                     83,050,177  4,488,637    226,8684,261,769
High Income Portfolio              80,014,254  4,352,155    980,4803,371,675

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Asset Strategy, Small Cap, Limited-Term Bond and Growth Portfolios realized capital gain net income of $5,026, $1,041,204, $10,804 and $64,691,827, respectively, during the year ended December 31, 1995. For Federal income tax purposes, Bond Portfolio realized capital gains of $876,661 during the year ended December 31, 1995. The capital gains were entirely offset by utilization of capital loss carryforwards. Remaining capital loss carryforwards of Bond Portfolio totaled $2,603,035 at December 31, 1995, and are available to offset future realized capital gain net income through December 31, 2002. For Federal income tax purposes, Income, International and Balanced Portfolios realized capital gain net income of $5,409,380, $169,132 and $371,952, respectively, which includes utilization of capital loss carryovers of $459,928, $21,009 and $3,218, respectively. For Federal income tax purposes, High Income Portfolio realized capital losses of $1,443,930 during the year ended December 31, 1995. These amounts are available to offset future realized capital gain net income through December 31, 2003. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $1,745,105, which are available to offset future realized capital gain net income through December 31, 1999; $1,428,392 is available through December 31, 2002. The capital gain net income of Asset Strategy, Limited-Term Bond, Income and Balanced Portfolios was paid to shareholders during the year ended December 31, 1995. A portion of the capital gain net income of Growth, Small Cap and International Portfolios was paid to shareholders during the period ended December 31, 1995. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next calendar year net capital losses or net long-term capital losses incurred between each November 1 and the end of its calendar year ("post-October losses"). From November 1, 1995 through December 31, 1995, Growth, International and Small Cap Portfolios incurred post-October losses of $409,206, $274,909 and $29,582, respectively, which have been deferred to the calendar year ending December 31, 1996.

Note 5 -- Organization

     The inception date of the Asset Strategy Portfolio is February 14, 1995; however, this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, May 1, 1995. The accompanying financial statements reflect activity for these periods.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TMK/United Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the ten portfolios comprising TMK/United Funds, Inc. (hereafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
February 8, 1996

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.06%
 Gap, Inc. (The)  ........................   150,000  $ 4,818,750

Business Services - 9.79%
 America Online, Inc.*.  .................   125,000    5,453,125
 CUC International Inc.*  ................   120,000    4,260,000
 Cerner Corporation*  ....................   300,000    6,450,000
 cisco Systems, Inc.*  ...................   200,000   11,337,400
 Electronic Data Systems Corporation  ....   250,000   13,437,500
 Lycos, Inc.*  ...........................   100,000    1,112,500
 Physician Computer Network*  ............   100,000    1,162,500
 Sync Research, Inc.*  ...................   100,000    1,400,000
   Total .................................             44,613,025

Chemicals and Allied Products - 17.14%
 BioChem Pharma Inc.*  ...................   100,000    3,743,700
 du Pont (E.I.) de Nemours and Company  ..    70,000    5,538,750
 Geon Company (The)  .....................   150,000    3,375,000
 Georgia Gulf Corporation  ...............   100,000    2,925,000
 IMC Global, Inc.  .......................   100,000    3,762,500
 Lilly (Eli) and Company  ................   250,000   16,250,000
 Merck & Co., Inc.  ......................   200,000   12,925,000
 Neurex Corporation*  ....................   118,800    2,606,116
 Pfizer Inc.  ............................   150,000   10,706,250
 SmithKline Beecham plc, ADR  ............   300,000   16,312,500
   Total .................................             78,144,816

Communication - 0.79%
 Tele-Communications, Inc., Class A*  ....   200,000    3,612,400

Depository Institutions - 8.52%
 Boatmen's Bancshares, Inc.  .............   100,000    4,000,000
 Chase Manhattan Corporation (The)  ......   200,000   14,125,000
 Dime Bancorp, Inc.*  ....................   100,000    1,300,000
 Great Western Financial Corporation  ....   250,000    5,968,750
 Long Island Bancorp, Inc.  ..............   125,000    3,820,250
 Northern Trust Corporation  .............    75,000    4,340,625
 Roosevelt Financial Group, Inc.  ........   274,400    5,299,213
   Total .................................             38,853,838


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 1.17%
 Coastal Corporation (The)  ..............    73,800  $ 3,081,150
 Sonat Inc.  .............................    50,000    2,250,000
   Total .................................              5,331,150

Electronic and Other Electric Equipment - 0.52%
 Xilinx, Inc.*  ..........................    75,000    2,376,525

Engineering and Management Services - 0.23%
 Owen Healthcare, Inc.*  .................    75,000    1,040,625

Fabricated Metal Products - 1.46%
 Parker Hannifin Corporation  ............   125,000    5,296,875
 TRINOVA Corporation  ....................    41,100    1,371,712
   Total .................................              6,668,587

Food and Kindred Products - 2.68%
 CPC International Inc.  .................    30,000    2,160,000
 ConAgra, Inc.  ..........................    63,100    2,863,162
 Hart Brewing, Inc.*  ....................   100,000    1,050,000
 Heinz (H. J.) Company  ..................   100,000    3,037,500
 Ralcorp Holdings*  ......................   150,000    3,093,750
   Total .................................             12,204,412

General Merchandise Stores - 4.59%
 Dillard Department Stores, Inc.,
   Class A ...............................   150,000    5,475,000
 Dollar General Corporation  .............   128,500    3,758,625
 Kohl's Corporation*  ....................   200,000    7,325,000
 May Department Stores Company (The)  ....   100,000    4,375,000
   Total .................................             20,933,625

Health Services - 2.76%
 Beverly Enterprises, Inc.*  .............   550,000    6,600,000
 Manor Care, Inc.  .......................   125,000    4,921,875
 MedPartners/Mullikin, Inc.*  ............    50,000    1,043,750
   Total .................................             12,565,625

Industrial Machinery and Equipment - 2.41%
 Baker Hughes Incorporated  ..............   100,000    3,287,500
 Cooper Cameron Corporation*  ............     8,500      371,875
 Seagate Technology, Inc.*  ..............   100,000    4,500,000
 Silicon Valley Group, Inc.*  ............   150,000    2,821,800
 Total  ..................................             10,981,175


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                              Shares        Value
COMMON STOCKS (Continued)
Instruments and Related Products - 3.58%
 Boston Scientific Corporation*  .........    60,000  $ 2,700,000
 Honeywell Inc.  .........................   100,000    5,450,000
 Raytheon Company  .......................   125,000    6,453,125
 Teradyne, Inc.*  ........................   100,000    1,725,000
 Total  ..................................             16,328,125

Insurance Carriers - 8.38%
 American International Group, Inc.  .....   125,000   12,328,125
 Berkley (W. R.) Corporation  ............   111,000    4,675,875
 Chubb Corporation (The)  ................   120,000    5,985,000
 Guarantee Life Companies Inc. (The)*  ...   175,000    3,062,500
 Humana Inc.*  ...........................   170,000    3,038,750
 Travelers Group, Inc.  ..................   200,000    9,125,000
   Total .................................             38,215,250

Miscellaneous Retail - 0.10%
 Alberto-Culver Company, Class A  ........    11,500      460,000

Oil and Gas Extraction - 1.43%
 Noble Drilling Corporation*  ............   150,000    2,081,250
 Phillips Petroleum Company  .............    50,000    2,093,750
 Santa Fe Energy Resources, Inc.*  .......   200,000    2,375,000
   Total .................................              6,550,000

Petroleum and Coal Products - 5.83%
 Chevron Corporation  ....................    50,000    2,950,000
 Exxon Corporation  ......................   125,000   10,859,375
 Lyondell Petrochemical Company  .........   200,000    4,825,000
 Texaco Inc.  ............................    75,000    6,290,625
 Unocal Corporation  .....................    50,000    1,687,500
   Total .................................             26,612,500

Prepackaged Software - 4.18%
 Broderbund Software, Inc.*  .............   125,000    4,046,875
 DST Systems, Inc.*  .....................   125,000    4,000,000
 Informix Corporation*  ..................   300,000    6,731,100
 Netscape Communications Corporation*  ...    30,000    1,871,250
 Summit Medical Systems, Inc.*  ..........   125,000    2,406,250
   Total .................................             19,055,475

Printing and Publishing - 1.01%
 Berkshire Hathaway Inc.*  ...............       150    4,605,000

Railroad Transportation - 1.68%
 Conrail Inc.  ...........................    30,000    1,991,250
 Illinois Central Corporation,
   Class A ...............................   200,000    5,675,000
   Total .................................              7,666,250

Transportation by Air - 1.60%
 Southwest Airlines Co.  .................   250,000    7,281,250


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 5.11%
 Federal-Mogul Corporation  ..............   100,000  $ 1,837,500
 Ford Motor Company  .....................   250,000    8,093,750
 General Motors Corporation  .............   100,000    5,237,500
 Lockheed Martin Corporation  ............    75,000    6,300,000
 Sundstrand Corporation  .................    50,000    1,831,250
   Total .................................             23,300,000

Wholesale Trade -- Nondurable Goods - 0.53%
 Sara Lee Corporation  ...................    75,000    2,428,125

TOTAL COMMON STOCKS - 86.55%                         $394,646,528
 (Cost: $390,069,877)
                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Chemicals and Allied Products - 1.33%
 Air Products and Chemicals, Inc.,
   5.43%, 8-12-96 ........................   $ 4,565    4,536,081
 Hercules, Inc.,
   5.37%, 7-23-96.........................     1,510    1,505,045
   Total .................................              6,041,126

Communication - 0.66%
 Bell Atlantic Financial Services Inc.,
   5.32%, 7-8-96..........................     3,000    2,996,897

Depository Institutions - 1.65%
 Commonwealth Bank of Australia,
   5.31%, 7-5-96 .........................     3,020    3,018,218
 U.S. Bancorp,
   Master Note............................     4,514    4,514,000
   Total..................................              7,532,218

Electric, Gas and Sanitary Services - 3.57%
 Dominion Resources Inc.,
   5.47%, 8-1-96 .........................     2,990    2,975,916
 Georgia Power Co.,
   5.35%, 7-22-96.........................    13,365   13,323,290
   Total..................................             16,299,206


                 See Notes to Schedule of Investments on page .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Food and Kindred Products - 4.31%
 ConAgra, Inc.,
   5.55%, 8-9-96 .........................   $ 3,845 $  3,821,882
 General Mills, Inc.,
   Master Note............................     5,191    5,191,000
 Quaker Oats Co.,
   5.62%, 7-9-96 .........................     3,540    3,535,579
 Seagram (Joseph E.) & Sons Inc.,
   5.39%, 7-30-96 ........................     7,130    7,099,042
   Total..................................             19,647,503

Metal Mining - 0.44%
 BHP Finance (USA) Inc.,
   5.33%, 7-19-96 ........................     2,000    1,994,670

Tobacco Products - 1.07%
 B.A.T. Capital Corp.,
   5.33%, 7-9-96..........................     4,900    4,894,196

Wholesale Trade - Nondurable Goods - 0.29%
 Sara Lee Corporation,
   Master Note............................     1,337    1,337,000

TOTAL SHORT-TERM SECURITIES - 13.32%                 $ 60,742,816
 (Cost: $60,742,816)

TOTAL INVESTMENT SECURITIES - 99.87%                 $455,389,344
 (Cost: $450,812,693)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.13%         581,678

NET ASSETS - 100.00%                                 $455,971,022


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 0.92%
 Walt Disney Company (The)  ..............    57,100  $ 3,590,162

Apparel and Accessory Stores - 1.29%
 Gap, Inc. (The)  ........................   114,200    3,668,675
 Nordstrom, Inc.  ........................    30,600    1,357,875
   Total .................................              5,026,550

Apparel and Other Textile Products - 1.56%
 Tommy Hilfiger Corporation*  ............   113,200    6,070,350

Automotive Dealers and Service Stations - 0.50%
 AutoZone, Inc.*  ........................    56,300    1,956,425

Building Materials and Garden Supplies - 0.87%
 Home Depot, Inc. (The)  .................    62,400    3,369,600

Business Services - 3.37%
 cisco Systems, Inc.*  ...................   147,700    8,372,670
 Electronic Data Systems Corporation  ....    88,200    4,740,750
   Total .................................             13,113,420

Chemicals and Allied Products - 13.85%
 Abbott Laboratories  ....................    93,900    4,084,650
 Air Products and Chemicals, Inc.  .......    93,800    5,416,950
 Colgate-Palmolive Company  ..............    48,900    4,144,275
 Crompton & Knowles Corporation  .........    98,500    1,649,875
 Dow Chemical Company (The)  .............    46,900    3,564,400
 du Pont (E.I.) de Nemours and Company  ..    81,600    6,456,600
 Eastman Chemical Company  ...............    15,000      913,125
 Geon Company (The)  .....................   100,600    2,263,500
 IMC Global, Inc.  .......................    51,500    1,937,687
 Merck & Co., Inc.  ......................    60,200    3,890,425
 PPG Industries, Inc.  ...................   101,900    4,967,625
 Pfizer Inc.  ............................    54,700    3,904,213
 Praxair, Inc.  ..........................    81,600    3,447,600
 Procter & Gamble Company (The)  .........    48,900    4,431,563
 Union Carbide Corporation  ..............    71,400    2,838,150
   Total .................................             53,910,638


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 3.35%
 AT&T Corporation  .......................    40,800  $ 2,529,600
 MCI Communications Corporation  .........   152,900    3,908,430
 MFS Communications Company, Inc.*  ......    59,800    2,246,208
 360 Communications Company*  ............    85,800    2,059,200
 Vanguard Cellular Systems, Inc.,
   Class A* ..............................   105,000    2,303,385
   Total .................................             13,046,823

Depository Institutions - 2.39%
 Citicorp  ...............................    61,200    5,056,650
 First Bank System, Inc.  ................    40,800    2,366,400
 Norwest Corporation  ....................    54,500    1,900,687
   Total .................................              9,323,737

Eating and Drinking Places - 0.96%
 McDonald's Corporation  .................    79,800    3,730,650

Electric, Gas and Sanitary Services - 0.41%
 WMX Technologies, Inc.  .................    48,900    1,601,475

Electronic and Other Electric Equipment - 14.52%
 AMP Incorporated  .......................    89,700    3,599,212
 Analog Devices, Inc.*  ..................   289,800    7,389,900
 Duracell International Inc.  ............    85,300    3,678,563
 Emerson Electric Co.  ...................    32,600    2,946,225
 General Electric Company  ...............    97,900    8,468,350
 Harman International Industries,
   Incorporated ..........................    24,150    1,189,388
 Intel Corporation  ......................   124,800    9,164,938
 LSI Logic Corporation*  .................   134,400    3,494,400
 Molex Incorporated, Class A  ............    78,187    2,316,290
 Motorola, Inc.  .........................   108,400    6,815,650
 Rival Company (The)  ....................   130,300    2,964,325
 Texas Instruments Incorporated  .........    28,500    1,421,438
 Whirlpool Corporation  ..................    62,400    3,096,600
   Total .................................             56,545,279

Fabricated Metal Products - 2.26%
 Gillette Company (The)  .................    81,600    5,089,800
 Parker Hannifin Corporation  ............    48,900    2,072,137
 TRINOVA Corporation  ....................    48,900    1,632,038
   Total .................................              8,793,975

Food and Kindred Products - 2.46%
 CPC International Inc.  .................    40,800    2,937,600
 Pepsi-Cola Puerto Rico Bottling Company,
   Class B ...............................   105,600      884,400
 PepsiCo, Inc.  ..........................   163,200    5,773,200
   Total .................................              9,595,200


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Furniture and Home Furnishings Stores - 1.21%
 Circuit City Stores, Inc.  ..............   130,500  $ 4,714,312

General Building Contractors - 0.51%
 Pulte Corporation  ......................    74,600    1,995,550

General Merchandise Stores - 3.62%
 Dayton Hudson Corporation  ..............    37,900    3,908,437
 May Department Stores Company (The)  ....    81,600    3,570,000
 OfficeMax, Inc.*  .......................    69,750    1,665,281
 Penney (J.C.) Company, Inc.  ............    55,100    2,892,750
 Wal-Mart Stores, Inc.  ..................    81,600    2,070,600
   Total .................................             14,107,068

Health Services - 0.87%
 Columbia/HCA Healthcare Corporation  ....    30,600    1,633,275
 Tenet Healthcare Corporation*  ..........    81,600    1,744,200
   Total .................................              3,377,475

Heavy Construction, Excluding Building - 0.92%
 Fluor Corporation  ......................    32,600    2,131,225
 Foster Wheeler Corporation  .............    32,600    1,462,925
   Total .................................              3,594,150

Hotels and Other Lodging Places - 0.95%
 ITT Corporation*  .......................    55,700    3,690,125

Industrial Machinery and Equipment - 8.67%
 Applied Materials, Inc.*  ...............   141,100    4,294,661
 Case Corporation  .......................   146,200    7,017,600
 Caterpillar Inc.  .......................   107,000    7,249,250
 Ceridian Corporation*  ..................    36,400    1,838,200
 Deere & Company  ........................   167,600    6,704,000
 Harnischfeger Industries, Inc.  .........    49,000    1,629,250
 Hewlett-Packard Company  ................    36,000    3,586,500
 Ingersoll-Rand Company  .................    32,600    1,426,250
   Total .................................             33,745,711

Instruments and Related Products - 3.14%
 Baxter International Inc.  ..............    85,300    4,030,425
 General Motors Corporation, Class H  ....    14,400      865,800
 Medtronic, Inc.  ........................    65,200    3,651,200
 Xerox Corporation  ......................    68,400    3,659,400
   Total .................................             12,206,825

Insurance Carriers - 0.69%
 United HealthCare Corporation  ..........    53,000    2,676,500


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value
COMMON STOCKS (Continued)
Lumber and Wood Products - 0.63%
 Georgia-Pacific Corporation  ............    34,700  $ 2,463,700

Nondepository Institutions - 1.72%
 Federal Home Loan Mortgage Corporation  .    40,800    3,488,400
 Federal National Mortgage Association  ..    96,300    3,226,050
   Total .................................              6,714,450

Paper and Allied Products - 2.55%
 Champion International Corporation  .....    41,300    1,724,275
 International Paper Company  ............    97,900    3,610,062
 Union Camp Corporation  .................    40,800    1,989,000
 Weyerhaeuser Company  ...................    61,200    2,601,000
   Total .................................              9,924,337

Petroleum and Coal Products - 0.51%
 Royal Dutch Petroleum Company  ..........    12,800    1,968,000

Prepackaged Software - 3.71%
 Broderbund Software, Inc.*  .............    37,300    1,207,587
 Computer Associates International, Inc.      30,550    2,176,688
 Informix Corporation*  ..................   125,400    2,813,600
 Microsoft Corporation*  .................    24,500    2,941,519
 Oracle Systems Corporation*  ............   134,550    5,306,248
   Total .................................             14,445,642

Primary Metal Industries - 1.14%
 Aluminum Company of America  ............    56,000    3,213,000
 Nucor Corporation  ......................    24,500    1,240,312
   Total .................................              4,453,312

Railroad Transportation - 2.81%
 CSX Corporation  ........................    57,100    2,755,075
 Conrail Inc.  ...........................    48,900    3,245,737
 Norfolk Southern Corporation  ...........    24,500    2,076,375
 Union Pacific Corporation  ..............    40,800    2,850,900
   Total .................................             10,928,087

Rubber and Miscellaneous Plastics Products - 2.10%
 Armstrong World Industries, Inc.  .......    73,400    4,229,675
 Goodyear Tire & Rubber Company (The)  ...    81,600    3,937,200
   Total .................................              8,166,875

Special Trade Contractors - 0.90%
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   163,100    3,496,375

Transportation by Air - 3.37%
 AMR Corporation*  .......................    32,600    2,966,600
 Southwest Airlines Co.  .................   201,900    5,880,338
 USAir Group, Inc.*  .....................   236,500    4,257,000
   Total .................................             13,103,938


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 7.85%
 Boeing Company (The)  ...................    51,800  $ 4,513,075
 Chrysler Corporation  ...................    89,700    5,561,400
 Dana Corporation  .......................    62,000    1,922,000
 Eaton Corporation  ......................    40,800    2,391,900
 Ford Motor Company  .....................   155,000    5,018,125
 General Motors Corporation  .............    81,600    4,273,800
 Northrop Grumman Corporation  ...........    78,300    5,334,188
 Sundstrand Corporation  .................    42,000    1,538,250
   Total .................................             30,552,738

TOTAL COMMON STOCKS - 96.58%                         $375,999,454
 (Cost: $269,954,885)

TOTAL SHORT-TERM SECURITIES - 3.23%                  $ 12,592,171
 (Cost: $12,592,171)

TOTAL INVESTMENT SECURITIES - 99.81%                 $388,591,625
 (Cost: $282,547,056)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.19%         739,119

NET ASSETS - 100.00%                                 $389,330,744


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                              Shares        Value
COMMON STOCKS AND RIGHTS
Argentina - 1.60%
 Disco S.A., Sponsored ADR*  .............    46,700 $  1,033,238

Australia - 1.37%
 Westpac Banking Corp. (A)  ..............   200,000      884,586

Denmark - 3.82%
 Bang & Olufsen Holding A/S Class B (A)  .    20,000      785,372
 Neurosearch A/S (A)*  ...................    20,000      768,298
 Tele Danmark A/S (A)  ...................    18,000      906,592
   Total .................................              2,460,262

Finland - 1.45%
 Nokia Corporation, Series K (A)  ........    15,000      550,093
 Tampella OY (A)*  .......................   200,000      382,504
   Total .................................                932,597

France - 4.96%
 But S.A. (A)  ...........................    10,800      739,237
 Christian Dior S.A. (A)  ................     4,800      625,365
 Lapeyre S.A. (A)  .......................     6,625      388,410
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      865,029
 Television Francaise 1-TF1 S.A. (A)  ....     5,000      571,695
   Total .................................              3,189,736

Germany - 9.55%
 CKAG Colonia Konzern
   Aktiengesellschaft (A) ................     1,100      889,839
 Daimler-Benz AG (A)*  ...................     3,150    1,687,389
 Daimler-Benz AG, Rights (A)*  ...........     3,150          435
 Depfa Bank (A)  .........................     7,000      276,685
 GILDEMEISTER Aktiengesellschaft (A)*  ...    13,750      587,800
 Herlitz International Trading AG (A)  ...     1,500      492,272
 Mannesmann AG (A)  ......................     4,300    1,487,537
 Metallgesellschaft AG (A)*  .............    10,000      171,983
 TRAUB AG (A)*  ..........................     8,500      550,641
   Total .................................              6,144,581

Hong Kong - 5.35%
 Asia Satellite Telecommunications
   Holdings Limited ADS* .................    25,000      743,750
 First Pacific Company Limited (A)  ......   750,000    1,153,399
 Guangdong Corporation Limited (A)  ...... 1,000,000      633,239
 HSBC Holdings Plc (A)  ..................    60,000      907,211
   Total .................................              3,437,599

Indonesia - 2.99%
 PT Matahari Putra Prima, F (A)  .........   573,750    1,048,119
 PT Steady Safe Transportation
   Service, F (A) ........................   400,000      550,185
 PT United Tractors, F (A)  ..............   205,000      323,825
   Total .................................              1,922,129


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Italy - 2.10%
 Mediolanum S.p.A. (A)*  .................    70,000  $   695,245
 STET - Societa Financiaria
   Telefonica p.a. (A) ...................   250,000      658,067
 Total  ..................................              1,353,312

Japan - 6.93%
 Aloka Co. Ltd. (A)  .....................    13,000      207,933
 Honda Motor Co., Ltd. (A)  ..............    25,000      648,935
 Promise Co., Ltd. (A)  ..................    13,700      676,172
 Sankyo Co., Ltd. (A)  ...................    50,000    1,297,870
 Sony Corporation (A)  ...................    15,000      988,484
 Xebio Co., Ltd. (A)  ....................    17,000      638,607
   Total .................................              4,458,001

Mexico - 9.98%
 Cemex, S.A., CPO Shares, Series A (A) .. 150,000 535,289 Corporacion Industrial Sanluis, S.A.
   de C.V., CPO (A) ......................    75,500      465,015
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   200,000    1,081,153
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class C (A)* ............         1            3
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS* ....................    50,000      693,750
 Grupo Carso, S.A. de C.V.,
   Series 1A (A)* ........................   150,000    1,066,614
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares (A)* .............. 2,000,000      872,324
 Grupo Financiero Inbursa S.A. de
   C.V., Class B (A) .....................   170,000      705,525
 Telefonos de Mexico, S.A. de C.V., ADR  .    30,000    1,005,000
   Total .................................              6,424,673

Netherlands - 5.69%
 Baan Company N.V. (A)*  .................    24,300      832,231
 Koninklijke Boskalis
   Westminster N.V. (A)* .................    35,000      626,026
 Koninklijke PTT Nederland NV (A)  .......    25,000      947,103
 Vendex International N.V. (A)  ..........    18,500      645,525
 Verenigd Bezit VNU (A)*  ................    39,400      612,304
   Total .................................              3,663,189

Norway - 1.99%
 Merkantildata A/S (A)  ..................    61,000      761,407
 Schibsted AS (A)  .......................    40,000      517,775
   Total .................................              1,279,182

Phillipines - 1.41%
 Universal Robina Corporation (A)  ....... 1,700,000      908,744


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Spain - 2.99%
 Corporacion Bancaria de
   Espana, S.A. (A) ......................    27,000 $  1,179,509
 Sociedad General de Aquas de
   Barcelona, S.A. (A) ...................    20,000      743,982
   Total .................................              1,923,491

Sweden - 8.39%
 Althin Medical AB, Class B (A)  .........    13,000      304,362
 Astra AB, Class A (A)  ..................    35,000    1,549,000
 Celsius Industrier AB, Class B (A)*  ....    20,000      262,824
 Enator AB (A)*  .........................    10,000      230,349
 Frontec AB, Class B (A)*  ...............    41,500      510,883
 Kinnevik AB, Series B (A)  ..............    21,500      652,755
 NetCom Systems AB, Class B (A)*  ........    21,500      243,565
 Skandia Enskilda Banken, Class A (A)  ...   150,000    1,200,834
 WM-data AB, Class B (A)  ................     7,000      444,082
   Total .................................              5,398,654

Switzerland - 5.42%
 Adia SA, Bearer Shares (A)  .............     3,500      879,270
 Choco Lindt & Spru AG, Registered (A) ...        50      944,076
 Ciba-Geigy AG, Registered (A)  ..........       850    1,037,083
 SMH Swiss Corporation (A)  ..............       900      626,450
   Total .................................              3,486,879

United Kingdom - 5.12%
 Corporate Services Group plc (A)  .......   375,000    1,054,777
 Next plc (A)  ...........................   150,000    1,312,352
 Vodafone Group Plc (A)  .................   250,000      930,457
   Total .................................              3,297,586

TOTAL COMMON STOCKS AND RIGHTS- 81.11%               $ 52,198,439
 (Cost: $47,682,273)

PREFERRED STOCKS
Brazil - 0.95%
 Banco Itau S.A. (A)  .................... 1,500,000      608,068

Germany - 3.56%
 Hornbach Holding AG (A)  ................     7,000      603,091
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     1,289    1,356,396
 STO AG (A)  .............................       666      332,891
   Total .................................              2,292,378

TOTAL PREFERRED STOCKS - 4.51%                       $  2,900,446
 (Cost: $2,495,186)


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                                Face
                                           Amount in
                                           Thousands        Value

UNREALIZED GAIN ON OPEN FORWARD
 CURRENCY CONTRACTS - 0.37%
 Deutsche Marks, 10-2-96 (B)  ............   DM8,000 $    192,151
 Japanese Yen, 10-2-96 (B)  ..............  Y117,000       43,066
   Total .................................           $    235,217

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Communication - 4.88%
 Bell Atlantic Financial Services Inc.,
   5.37%, 7-9-96..........................    $3,145    3,141,247

Depository Institutions - 0.54%
 U.S. Bancorp,
   Master Note............................       346      346,000

Electric, Gas and Sanitary Services - 2.92%
 Public Service Electric & Gas Co.,
   5.5%, 7-11-96 .........................     1,885    1,882,120

Food and Kindred Products - 6.44%
 General Mills, Inc.,
   Master Note............................     1,543    1,543,000
 Seagram (Joseph E.) & Sons Inc.,
   5.43%, 7-30-96 ........................     2,610    2,598,583
   Total..................................              4,141,583

Wholesale Trade - Nondurable Goods - 1.62%
 Sara Lee Corporation,
   Master Note............................     1,043    1,043,000

TOTAL SHORT-TERM SECURITIES - 16.40%                  $10,553,950
 (Cost: $10,553,950)

TOTAL INVESTMENT SECURITIES - 102.39%                 $65,888,052
 (Cost: $60,731,409)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.39%)    (1,534,905)

NET ASSETS - 100.00%                                  $64,353,147


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS
Business Services - 23.23%
 Affinity Technology Group, Inc.*  .......    56,000  $   465,472
 America Online, Inc.*  ..................    22,000      959,750
 APACHE Medical Systems, Inc.*  ..........    77,000      952,875
 CKS Group, Inc.*  .......................    30,000      965,610
 CMG Information Services, Inc.*  ........    50,000    1,337,500
 Cerner Corporation*  ....................    70,000    1,505,000
 CyCare Systems, Inc.*  ..................    15,000      781,875
 Documentum, Inc.*  ......................    20,000      615,000
 Donna Karan International Inc.*  ........    30,000      840,000
 Eagle River Interactive, Inc.*  .........    60,000    1,192,500
 Mechanical Dynamics, Inc.*  .............    70,500    1,057,500
 Mecon, Inc.*  ...........................    50,000    1,125,000
 PHAMIS, Inc.*  ..........................    50,000      734,350
 Shiva Corporation*  .....................    30,000    2,400,000
 Sync Research, Inc.*  ...................    90,000    1,260,000
 VitalCom Inc.*  .........................    65,000    1,121,250
 Workgroup Technology Corporation*  ......    45,000    1,125,000
 Xylan Corporation*  .....................    30,000    1,398,750
   Total .................................             19,837,432

Chemicals and Allied Products - 2.79%
 Dura Pharmaceuticals, Inc.*  ............    10,000      560,620
 Neurex Corporation*  ....................    40,000      877,480
 Watson Pharmaceuticals Inc.*  ...........    25,000      946,875
   Total .................................              2,384,975

Communication - 3.21%
 Intermedia Communications of Florida,
  Inc.*   ................................    50,000    1,612,500
 MFS Communications Company, Inc.*  ......    30,000    1,126,860
   Total .................................              2,739,360

Eating and Drinking Places - 0.87%
 Longhorn Steaks, Inc.*  .................    30,000      742,500

Electronic and Other Electric Equipment - 2.43%
 LSI Logic Corporation*  .................    47,000    1,222,000
 XeTel Corporation*  .....................   125,000      851,500
   Total .................................              2,073,500

Engineering and Management Services - 2.46%
 Owen Healthcare, Inc.*  .................    70,000      971,250
 Transition Systems, Inc.*  ..............    40,000    1,130,000
   Total .................................              2,101,250

Food and Kindred Products - 0.48%
 Lion Brewery, Inc. (The)*  ..............    75,000      412,500


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 11.32%
 ARV Assisted Living, Inc.*  .............    61,000  $   922,625
 American Healthcorp, Inc.*  .............   100,000    1,237,500
 Emeritus Corporation*  ..................    50,000      881,250
 Inphynet Medical Management Inc.*  ......    70,000    1,330,000
 Physicians Resource Group, Inc.*  .......    60,000    2,002,500
 Quorum Health Group, Inc.*  .............    40,000    1,055,000
 Renal Care Group, Inc.*  ................    40,000    1,287,480
 Sterling House Corporation*  ............    50,000      950,000
   Total .................................              9,666,355

Industrial Machinery and Equipment - 3.53%
 DuPont Photomasks, Inc.*  ...............    80,000    1,660,000
 Raptor Systems, Inc.*  ..................    30,000      791,250
 Silicon Valley Group, Inc.*  ............    30,000      564,360
   Total .................................              3,015,610

Instruments and Related Products - 12.40%
 Cardiac Pathways Corporation*  ..........    50,000      734,350
 CardioThoracic Systems, Inc.*  ..........     9,000      119,808
 ESC Medical Systems Ltd.*  ..............    45,000    1,231,875
 Fusion Medical Technologies, Inc.*  .....   112,500      815,625
 Heartport, Inc.*  .......................    40,000    1,205,000
 Imagyn Medical, Inc.*  ..................   100,000    1,081,200
 Innovasive Devices, Inc.*  ..............    50,000      487,500
 LUNAR CORPORATION*  .....................    40,000    1,405,000
 St. Jude Medical, Inc.*  ................    30,000    1,001,250
 Ventritex, Inc.*  .......................    50,000      859,350
 Waters Corporation*  ....................    50,000    1,650,000
   Total .................................             10,590,958

Insurance Agents, Brokers and Service - 1.06%
 CRA Managed Care, Inc.*  ................    20,000      905,000

Miscellaneous Retail - 0.87%
 OmniCare, Inc.  .........................    28,000      742,000

Nondepository Institutions - 1.17%
 First USA Paymentech, Inc.*  ............    25,000    1,000,000

Personal Services - 1.57%
 Equity Corporation International*  ......    50,000    1,343,750


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Prepackaged Software - 18.64%
 AXENT Technologies, Inc.*  ..............    45,000  $   731,250
 Cylink Corporation*  ....................    40,000      685,000
 Datalogix International Inc.*  ..........   100,000      712,500
 Edify Corporation*  .....................    11,000      288,750
 Expert Software, Inc.*  .................   125,000      976,500
 GT Interactive Software Corp.*  .........    50,000      843,750
 Health Systems Design Corporation*  .....    65,000      966,875
 Inference Corporation, Class A*  ........    95,000    2,256,250
 Macromedia, Inc.*  ......................    15,000      330,000
 Parametric Technology Corporation*  .....    36,000    1,559,232
 Pure Software Inc.*  ....................    25,000      840,625
 Quarterdeck Corporation*  ...............   100,000      943,700
 Segue Software, Inc.*  ..................    30,000      877,500
 Summit Medical Systems, Inc.*  ..........    50,000      962,500
 SystemSoft Corporation*  ................    50,000    2,346,850
 Synopsys, Inc.*  ........................    15,000      598,125
   Total .................................             15,919,407

Real Estate - 1.46%
 Stewart Enterprises, Inc., Class A  .....    39,750    1,252,125

Wholesale Trade -- Durable Goods - 2.36%
 Conceptus, Inc.*  .......................    65,000    1,088,750
 TESSCO Technologies Incorporated*  ......    25,000      925,000
   Total .................................              2,013,750

TOTAL COMMON STOCKS - 89.85%                          $76,740,472
 (Cost: $65,086,899)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES - 1.17%
Holding and Other Investment Offices
 LTC Properties, Inc., Convertible,
   7.75%, 1-1-2002 .......................    $1,000  $ 1,000,000
 (Cost: $1,000,000)

SHORT-TERM SECURITIES
Chemicals and Allied Products - 2.56%
 Procter & Gamble Company (The),
   5.35%, 8-12-96 ........................     2,200    2,186,269

Depository Institutions - 2.15%
 U.S. Bancorp,
   Master Note............................     1,838    1,838,000

Electric, Gas and Sanitary Services - 2.71%
 Georgia Power Co.,
   5.35%, 7-22-96.........................     2,315    2,307,775


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Food and Kindred Products - 0.09%
 General Mills, Inc.,
   Master Note............................    $   80  $    80,000

Wholesale Trade - Nondurable Goods - 3.11%
 Sara Lee Corporation,
   Master Note............................     2,655    2,655,000

TOTAL SHORT-TERM SECURITIES - 10.62%                  $ 9,067,044
 (Cost: $9,067,044)

TOTAL INVESTMENT SECURITIES - 101.64%                 $86,807,516
 (Cost: $75,153,943)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.64%)    (1,403,711)

NET ASSETS - 100.00%                                  $85,403,805


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.02%
 Gap, Inc. (The)  ........................    10,000  $   321,250

Apparel and Other Textile Products - 0.88%
 Tommy Hilfiger Corporation*  ............     5,200      278,850

Business Services - 1.08%
 Cerner Corporation*  ....................    12,000      258,000
 Electronic Data Systems Corporation  ....     1,548       83,205
   Total .................................                341,205

Chemicals and Allied Products - 7.37%
 American Home Products Corporation  .....     7,000      420,875
 Crompton & Knowles Corporation  .........    14,300      239,525
 Dow Chemical Company (The)  .............     5,500      418,000
 du Pont (E.I.) de Nemours and Company  ..     2,400      189,900
 Pfizer Inc.  ............................     5,500      392,563
 Praxair, Inc.  ..........................     8,800      371,800
 Warner-Lambert Company  .................     5,400      297,000
   Total .................................              2,329,663

Communication - 4.19%
 AT&T Corporation  .......................     4,100      254,200
 GTE Corporation  ........................     5,300      237,175
 MCI Communications Corporation  .........     3,000       76,686
 Nokia Corporation, Series A, ADS  .......     1,600       59,200
 SBC Communications Inc.  ................     6,300      310,275
 Viacom Inc., Class B*  ..................    10,000      388,750
   Total .................................              1,326,286

Depository Institutions - 2.06%
 BankAmerica Corporation  ................     4,500      340,875
 Wells Fargo & Company  ..................     1,300      310,537
   Total .................................                651,412

Electric, Gas and Sanitary Services - 1.62%
 Baltimore Gas and Electric Company  .....     7,600      215,650
 Houston Industries Incorporated  ........    12,000      295,500
   Total .................................                511,150

Electronic and Other Electric Equipment - 2.68%
 AVX Corporation  ........................    13,700      253,450
 Duracell International Inc.  ............     7,500      323,437
 Emerson Electric Co.  ...................     3,000      271,125
   Total .................................                848,012

Fabricated Metal Products - 1.12%
 Keystone International, Inc.  ...........    17,000      352,750


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 2.23%
 ConAgra, Inc.  ..........................     5,900  $   267,713
 PepsiCo, Inc.  ..........................    12,400      438,650
   Total .................................                706,363

General Merchandise Stores - 3.14%
 Dillard Department Stores, Inc., Class A      5,700      208,050
 May Department Stores Company (The)  ....    10,400      455,000
 Wal-Mart Stores, Inc.  ..................    13,000      329,875
   Total .................................                992,925

Health Services - 1.32%
 Tenet Healthcare Corporation*  ..........    19,600      418,950

Heavy Construction, Excluding Building - 0.78%
 Foster Wheeler Corporation  .............     5,500      246,813

Holding and Other Investment Offices - 2.18%
 LTC Properties, Inc.  ...................    18,000      297,000
 National Health Investors, Inc.*  .......    12,000      393,000
   Total .................................                690,000

Hotels and Other Lodging Places - 1.29%
 ITT Corporation*  .......................     4,100      271,625
 Red Lion Hotels, Inc.*  .................     6,500      136,500
   Total .................................                408,125

Industrial Machinery and Equipment - 3.39%
 Applied Materials, Inc.*  ...............     9,000      273,933
 Deere & Company  ........................     6,000      240,000
 Seagate Technology, Inc.*  ..............     8,500      382,500
 York International Corporation  .........     3,400      175,950
   Total .................................              1,072,383

Instruments and Related Products - 2.82%
 General Motors Corporation, Class H  ....     6,600      396,825
 St. Jude Medical, Inc.*  ................     7,200      240,300
 Teradyne, Inc.*  ........................    14,700      253,575
   Total .................................                890,700

Insurance Agents, Brokers and Service - 0.69%
 ITT Hartford Group, Inc.  ...............     4,100      218,325

Insurance Carriers - 1.68%
 Chubb Corporation (The)  ................     6,200      309,225
 United HealthCare Corporation  ..........     4,400      222,200
   Total .................................                531,425


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 1.02%
 Associates First Capital Corporation*  ..     8,600  $   323,575

Oil and Gas Extraction - 1.01%
 Schlumberger Limited  ...................     3,800      320,150

Paper and Allied Products - 1.16%
 Champion International Corporation  .....     5,800      242,150
 Temple-Inland Inc.  .....................       800       37,400
 Union Camp Corporation  .................     1,800       87,750
   Total .................................                367,300

Petroleum and Coal Products - 0.53%
 Mobil Corporation  ......................     1,500      168,187

Prepackaged Software - 0.64%
 Broderbund Software, Inc.*  .............     6,300      203,963

Printing and Publishing - 2.71%
 Belo (A. H.) Corporation, Class A  ......    11,000      409,750
 McGraw-Hill, Inc.  ......................     5,200      237,900
 Time Warner Incorporated  ...............     5,300      208,025
   Total .................................                855,675

Railroad Transportation - 0.34%
 Conrail Inc.  ...........................     1,600      106,200

Textile Mill Products - 0.83%
 Unifi, Inc.  ............................     9,300      261,563

Transportation by Air - 0.37%
 Southwest Airlines Co.  .................     4,000      116,500

Wholesale Trade -- Nondurable Goods - 1.97%
 SYSCO Corporation  ......................     9,000      308,250
 Sara Lee Corporation  ...................     9,700      314,037
   Total .................................                622,287

TOTAL COMMON STOCKS - 52.12%                          $16,481,987
 (Cost: $14,569,619)

PREFERRED STOCK - 0.12%
Transportation By Air
 Delta Air Lines, Incorporated,
   Convertible ...........................       600  $    37,800
 (Cost: $27,811)


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Electronic and Other Electric Equipment - 1.00%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........    $  257   $  318,250

Oil and Gas Extraction - 0.98%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........       261      310,500

Security and Commodity Brokers - 0.88%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       266      277,500

TOTAL CORPORATE DEBT SECURITIES - 2.86%               $   906,250
 (Cost: $783,750)

UNITED STATES GOVERNMENT SECURITIES - 22.34%
 United States Treasury:
   6.875%, 8-31-99 .......................       250      253,555
   7.75%, 11-30-99 .......................     1,500    1,561,875
   7.125%, 2-29-2000 .....................       500      511,330
   6.375%, 8-15-2002 .....................     1,100    1,091,233
   7.5%, 2-15-2005 .......................     3,250    3,419,097
   6.25%, 8-15-2023 ......................       250      226,640
   Total .................................            $ 7,063,730
 (Cost: $7,153,842)

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 3.45%
 PHH Corporation,
   5.4%, 7-18-96 .........................     1,095    1,092,208

Chemicals and Allied Products - 3.14%
 Procter & Gamble Company (The),
   5.35%, 8-12-96 ........................     1,000      993,758

Depository Institutions - 3.07%
 U.S. Bancorp,
   Master Note............................       969      969,000

Food and Kindred Products - 4.35%
 General Mills, Inc.,
   Master Note............................     1,375    1,375,000

Security and Commodity Brokers - 3.65%
 Merrill Lynch & Co., Inc.,
   5.36%, 7-31-96 ........................     1,160    1,154,819

Wholesale Trade - Nondurable Goods - 3.79%
 Sara Lee Corporation,
   Master Note............................     1,198    1,198,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                                            Value
TOTAL SHORT-TERM SECURITIES - 21.45%                  $ 6,782,785
 (Cost: $6,782,785)

TOTAL INVESTMENT SECURITIES - 98.89%                  $31,272,552
 (Cost: $29,317,807)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.11%         350,868

NET ASSETS - 100.00%                                  $31,623,420


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1996

                                              Shares        Value

COMMON STOCKS
Chemicals and Allied Products - 1.91%
 IMC Global, Inc.  .......................     4,000    $   150,500

Communication - 2.81%
 Nokia Corporation, Series A, ADS  .......     2,400         88,800
 360 Communications Company*  ............     5,500        132,000
   Total .................................                  220,800

Electronic and Other Electric Equipment - 4.96%
 Motorola, Inc.  .........................     2,000        125,750
 QUALCOMM Incorporated*  .................     5,000        265,310
   Total .................................                  391,060

Food and Kindred Products - 4.00%
 Seagram Company Ltd. (The)  .............     4,500        151,313
 Tyson Foods, Inc.  ......................     6,000        163,872
   Total .................................                  315,185

Health Services - 1.52%
 Beverly Enterprises, Inc.*  .............    10,000        120,000

Holding and Other Investment Offices - 2.17%
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO Shares (A)* ......    45,000         93,735
 Grupo Financiero Banamex Accival,
   S.A. de C.V., L (A)* ..................     1,350          2,570
 LTC Properties, Inc.  ...................     4,500         74,250
   Total .................................                  170,555

Industrial Machinery and Equipment - 1.48%
 Silicon Valley Group, Inc.*  ............     6,200        116,634

Insurance Carriers - 2.56%
 United HealthCare Corporation  ..........     4,000        202,000

Oil and Gas Extraction - 1.49%
 Enron Oil & Gas Company  ................     4,200        117,075

Petroleum and Coal Products - 2.70%
 Kerr-McGee Corporation  .................     3,500        213,062

Prepackaged Software - 2.60%
 Broderbund Software, Inc.*  .............     4,000        129,500
 Intuit Inc.*  ...........................     1,600         75,200
   Total .................................                  204,700

TOTAL COMMON STOCKS - 28.20%                             $2,221,571
 (Cost: $2,199,511)


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.55%
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................      $200     $  201,000

Communication - 3.67%
 MFS Communications Company, Inc.,
   0.00%, 1-15-2006 (C) ..................       225        136,125
 Viacom International, Inc.,
   9.125%, 8-15-99 .......................       150        153,000
   Total .................................                  289,125

Electronic and Other Electric Equipment - 1.46%
 VLSI Technology, Inc., Convertible,
   8.25%, 10-1-2005 ......................       130        115,050

Health Services - 1.46%
 ARV Assisted Living, Inc., Convertible,
   6.75%, 4-1-2006 (D) ...................       120        115,200

Paper and Allied Products - 3.82%
 Buckeye Cellulose Corporation,
   9.25%, 9-15-2008 ......................       300        300,375

Security and Commodity Brokers - 1.97%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       149        155,400

TOTAL CORPORATE DEBT SECURITIES - 14.93%                 $1,176,150
 (Cost: $1,193,582)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.875%, 2-28-97 .......................        40         40,312
   6.125%, 5-31-97 .......................       400        401,248
   7.25%, 2-15-98 ........................        60         61,059
   7.125%, 2-29-2000 .....................        60         61,360
   7.5%, 2-15-2005 .......................       130        136,764
   9.125%, 5-15-2018 .....................       450        553,851

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 15.93%                                     $1,254,594
 (Cost: $1,324,126)

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 4.43%
 PHH Corporation,
   5.4%, 7-18-96 .........................       350        349,108


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (CONTINUED)
Chemicals and Allied Products - 8.20%
 Air Products and Chemicals, Inc.,
   5.38%, 8-12-96 ........................      $300     $  298,117
 Procter & Gamble Company (The),
   5.35%, 8-12-96 ........................       350        347,815
   Total .................................                  645,932

Depository Institutions - 1.59%
 U.S. Bancorp,
   Master Note ...........................       125        125,000

Electric, Gas and Sanitary Services - 4.43%
 Northern Illinois Gas Company,
   5.38%, 7-23-96 ........................       350        348,849

Electronic and Other Electric Equipment - 3.80%
 TDK (USA) Corp.,
   5.35%, 7-17-96 ........................       300        299,287

Food and Kindred Products - 8.03%
 General Mills, Inc.,
   Master Note ...........................       284        284,000
 Seagram (Joseph E.) & Sons Inc.,
   5.39%, 7-30-96 ........................       350        348,480
   Total .................................                  632,480

Nondepository Institutions - 2.79%
 USL Capital Corp.,
   5.36%, 7-22-96 ........................       220        219,312

Security and Commodity Brokers - 4.44%
 Merrill Lynch & Co., Inc.,
   5.35%, 7-1-96 .........................       350        350,000

Tobacco Products - 3.80%
 B.A.T. Capital Corp.,
   5.33%, 7-9-96 .........................       300        299,645

Wholesale Trade - Nondurable Goods - 4.70%
 Sara Lee Corporation,
   Master Note ...........................       370        370,000

TOTAL SHORT-TERM SECURITIES - 46.21%                     $3,639,613
 (Cost: $3,639,613)

TOTAL INVESTMENT SECURITIES - 105.27%                    $8,291,928
 (Cost: $8,356,832)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (5.27%)       (415,326)

NET ASSETS - 100.00%                                     $7,876,602


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit - 4.71%
 Yankee
 Creditanstalt - Bankverein,
   5.38%, 3-7-97 .........................    $1,000  $ 1,000,000
 Societe Generale - New York,
   5.3%, 2-21-97 .........................     1,000    1,000,000
   Total .................................              2,000,000

Commercial Paper - 3.85%
 U.S. Bancorp,
   Master Note ...........................     1,635    1,635,000

Commercial Paper (backed by irrevocable
 bank letter of credit) - 2.34%
 Banco Nacional de Mexico S.A.
   (Barclays Bank PLC),
   5.12%, 7-24-96.........................     1,000      996,729

Notes - 7.08%
 Abbey National Treasury Services plc,
   7.8%, 12-16-96.........................     1,000    1,009,918
 Comerica Bank,
   5.4605%, 7-15-96.......................     1,000    1,000,000
 PNC Bank, N.A.,
   5.3992%, 7-22-96 ......................     1,000      999,816
   Total .................................              3,009,734

TOTAL BANK OBLIGATIONS - 17.98%                       $ 7,641,463
 (Cost: $7,641,463)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 8.70%
 Air Products and Chemicals, Inc.,
   5.37%, 8-12-96 ........................     1,210    1,202,419
 Ciba-Geigy PLC,
   5.35%, 7-10-96 ........................     1,200    1,198,395
 Hercules Inc.,
   5.3%, 7-23-96 .........................     1,300    1,295,789
   Total .................................              3,696,603

 Communication - 2.81%
 BellSouth Telecommunications Inc.,
   5.33%, 8-2-96 .........................     1,200    1,194,315


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 6.33%
 Idaho Power Co.,
   5.36%, 7-22-96 ........................    $1,200  $ 1,196,248
 Pacificorp,
   5.3%, 7-16-96 .........................     1,500    1,496,688
   Total .................................              2,692,936

 Electronic and Other Electric Equipment - 2.35%
 TDK (USA) Corp.,
   5.35%, 7-17-96 ........................     1,000      997,622

 Food and Kindred Products - 4.10%
 General Mills, Inc.,
   Master Note ...........................     1,745    1,745,000

 Metal Mining - 2.34%
 BHP Finance (USA) Inc.,
   5.38%, 8-12-96 ........................     1,000      993,723

 Nondepository Institutions - 2.96%
 Island Finance Puerto Rico Inc.,
   5.31%, 7-12-96 ........................     1,260    1,257,956

 Petroleum and Coal Products - 2.35%
 Amoco Corporation,
   5.48%, 7-25-96 ........................     1,000    1,000,000

 Printing and Publishing - 5.64%
 American Greetings Corp.,
   5.32%, 7-2-96 .........................     1,000      999,852
 Gannett Co.,
   5.35%, 7-16-96 ........................     1,400    1,396,879
   Total .................................              2,396,731

 Tobacco Products - 2.18%
 B.A.T. Capital Corp.,
   5.32%, 7-3-96 .........................       925      924,727

 Wholesale Trade - Nondurable Goods - 4.09%
 Sara Lee Corporation,
   Master Note ...........................     1,739    1,739,000

Total Commercial Paper - 43.85%                        18,638,613

Commercial Paper (backed by irrevocable
 bank letter of credit) - 2.35%
 Electric, Gas and Sanitary Services
 CommEd Fuel Co. Inc. (First National
   Bank of Chicago),
   5.29%, 7-23-96 ........................     1,000      996,767


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Notes
 Auto Repair, Services and Parking - 2.35%
 PHH Corporation,
   5.4451%, 7-26-96 ......................    $1,000  $   999,568

 Communication - 2.35%
 AT&T Capital Corp.,
   5.5344%, 7-18-96 ......................     1,000    1,000,149

 Nondepository Institutions - 3.55%
 American Express Credit Corp.,
   7.875%, 12-1-96 .......................       500      504,935
 Associates Corporation of North America,
   6.02%, 8-19-96 ........................     1,000    1,000,727
   Total .................................              1,505,662

 Security and Commodity Brokers - 2.35%
 Merrill Lynch & Co., Inc.,
   5.4197%, 5-29-97 ......................     1,000    1,000,000

Total Notes - 10.60%                                    4,505,379

TOTAL CORPORATE OBLIGATIONS - 56.80%                  $24,140,759
 (Cost: $24,140,759)

MUNICIPAL OBLIGATIONS
California - 5.65%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.5%, 8-1-96 ..........................     1,000    1,000,000
 Oakland-Alameda County Coliseum Lease
   Revenue Bonds (Oakland Coliseum Project),
   1995 Series B-1 (Canadian Imperial Bank
   of Commerce),
   5.43%, 8-7-96 .........................     1,400    1,400,000
   Total .................................              2,400,000

New York - 4.00%
 Health Insurance Plan of Greater New York
   (Morgan Guaranty Trust Company of New York),
   5.55%, 7-3-96 .........................     1,700    1,700,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania - 2.56%
 Montgomery County Industrial Development
   Authority, Taxable Fixed Rate/Variable
   Rate Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (Meridian Bank),
   5.55%, 7-3-96 .........................    $  200  $   200,000
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (Meridian Bank),
   5.55%, 7-3-96 .........................       890      890,000
   Total .................................              1,090,000

Texas - 2.34%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.4689%, 8-1-96 .......................     1,000      995,291

TOTAL MUNICIPAL OBLIGATIONS - 14.55%                  $ 6,185,291
 (Cost: $6,185,291)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Farm Credit Banks,
   4.95%, 3-3-97..........................     1,000      997,753
 Federal Home Loan Banks,
   5.65%, 7-3-96 .........................     1,000    1,000,000
 Federal National Mortgage Association,
   5.47%, 9-20-96.........................     1,000      999,034
 Student Loan Marketing Association,
   5.54%, 7-2-96 .........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 9.40%                                  $ 3,996,787
 (Cost: $3,996,787)

TOTAL INVESTMENT SECURITIES - 98.73%                  $41,964,300
 (Cost: $41,964,300)

CASH AND OTHER ASSETS,
 NET OF LIABILITIES - 1.27%                               541,463

NET ASSETS - 100.00%                                  $42,505,763


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 5.76%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $100   $  103,032
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       81,679
   Total .................................                184,711

Depository Institutions - 12.42%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      109,951
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       54,602
 First Chicago Corporation,
   7.625%, 1-15-2003 .....................       125      127,866
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      105,702
   Total .................................                398,121

Electric, Gas and Sanitary Services - 1.64%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       52,522

General Merchandise Stores - 6.52%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      104,471
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      104,629
   Total .................................                209,100

Industrial Machinery and Equipment - 1.57%
 Ingersoll-Rand Company,
   8.25%, 11-1-96 ........................        50       50,316

Instruments and Related Products - 4.28%
 Baxter International Inc.,
   9.25%, 9-15-96 ........................        50       50,305
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       87,005
   Total .................................                137,310

Insurance Agents, Brokers and Service - 1.56%
 ITT Hartford,
   7.25%, 12-1-96 ........................        50       50,084


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 16.78%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50    $  51,317
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      104,043
 Avco Financial Services, Inc.,
   5.5%, 4-1-2000 ........................        50       47,646
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................        75       77,330
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      102,347
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       50,655
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       51,718
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       52,615
   Total .................................                537,671

Oil and Gas Extraction - 4.13%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      132,480

Petroleum and Coal Products - 3.31%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................        50       52,593
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       53,515
   Total .................................                106,108

Transportation by Air - 3.33%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       100      106,557

Transportation Equipment - 1.58%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       50,520

TOTAL CORPORATE DEBT SECURITIES - 62.88%               $2,015,500
 (Cost: $2,009,137)


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................      $ 77   $   74,143
   5.0%, 12-25-2001 ......................        71       70,760
   6.5%, 12-1-2010 .......................       101       97,604
   6.0%, 1-1-2011 ........................        96       90,453
   6.5%, 2-1-2011 ........................        97       93,442
   7.0%, 5-1-2011 ........................       101       99,642
   11.0%, 10-1-2020 ......................        37       41,271
   7.0%, 4-1-2026 ........................       101       97,584
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        83       82,570
 United States Treasury:
   6.375%, 8-15-2002 .....................       100       99,203
   6.25%, 2-15-2003.......................       100       98,234

TOTAL UNITED STATES GOVERNMENT SECURITIES - 29.48%     $  944,906
 (Cost: $956,369)

TOTAL SHORT-TERM SECURITIES - 5.80%                    $  186,000
 (Cost: $186,000)

TOTAL INVESTMENT SECURITIES - 98.16%                   $3,146,406
 (Cost: $3,151,506)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.84%          59,041

NET ASSETS - 100.00%                                   $3,205,447


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 3.23%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................    $  500  $   560,455
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,225,560
   Total .................................              2,786,015

Communication - 9.70%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     1,000    1,140,420
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      972,850
 Continental Cablevision, Inc.,
   8.5%, 9-15-2001 .......................     1,000    1,046,960
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       250      266,250
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      502,500
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,004,130
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000      984,330
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000      958,140
 U S WEST, Inc.,
   8.4%, 9-15-99 .........................       500      520,830
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      510,000
   6.75%, 1-15-2003 ......................       500      471,755
   Total .................................              8,378,165

Depository Institutions - 14.52%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     1,500    1,447,830
 BarclaysAmericanCorporation,
   9.125%, 12-1-97 .......................       225      232,868
 First Union Corporation,
   6.55%, 10-15-2035 .....................     1,000      952,640
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,128,070
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,092,620
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,120,400


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions (Continued)
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................    $1,500  $ 1,492,500
 SouthTrust Bank of Alabama, N.A.:
   5.58%, 2-6-2006 .......................       500      475,905
   7.69%, 5-15-2025 ......................       500      519,505
 Wells Fargo & Company:
   5.632%, 9-5-97.........................     3,000    2,999,790
   8.75%, 5-1-2002 .......................     1,000    1,069,400
   Total .................................             12,531,528

Eating and Drinking Places - 2.28%
 Marriott International, Inc.:
   6.75%, 12-15-2003 .....................     1,000      954,010
   7.875%, 4-15-2005 .....................     1,000    1,017,980
   Total .................................              1,971,990

Electric, Gas and Sanitary Services - 4.73%
 Arkla, Inc.,
   10.0%, 11-15-2019 .....................       975    1,066,592
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      560,690
 El Paso Electric Company,
   7.25%, 2-1-99 .........................       250      246,150
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,010,910
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     1,250    1,203,125
   Total .................................              4,087,467

Electronic and Other Electric Equipment - 1.33%
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,000    1,151,230

Food and Kindred Products - 3.68%
 Coca-Cola Enterprises Inc.:
   8.0%, 1-4-2005  .......................     1,000    1,065,610
   0.0%, 6-20-2020 .......................    10,000    1,765,100
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................       345      347,553
   Total .................................              3,178,263

Forestry - 0.26%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       250      225,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
General Building Contractors - 0.96%
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................    $  800  $   826,000

Health Services - 0.59%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................       500      506,875

Hotels and Other Lodging Places - 0.60%
 RHG Finance Corporation,
   8.875%, 10-1-2005 .....................       500      516,955

Industrial Machinery and Equipment - 1.27%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................     1,000    1,100,000

Instruments and Related Products - 1.16%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,000,000

Insurance Carriers - 1.83%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,082,450
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      495,000
   Total .................................              1,577,450

Metal Mining - 0.56%
 Noranda Inc.,
   7.0%, 7-15-2005 .......................       500      480,690

Nondepository Institutions - 8.85%
 Associates Corporation of North America,
   7.95%, 2-15-2010 ......................       500      529,205
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      480,000
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,171,650
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,925,000
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       965      889,140
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................       500      545,400


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................    $1,000  $ 1,115,530
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     1,000      984,380
   Total .................................              7,640,305

Oil and Gas Extraction - 2.81%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     1,000    1,022,890
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       500      512,650
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000      886,250
   Total .................................              2,421,790

Paper and Allied Products - 1.84%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      531,690
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,059,450
   Total .................................              1,591,140

Printing and Publishing - 1.75%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      532,155
 Time Warner Incorporated,
   7.75%, 6-15-2005 ......................     1,000      976,220
   Total .................................              1,508,375

Stone, Clay and Glass Products - 1.21%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................       500      534,465
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      512,500
   Total .................................              1,046,965

Transportation Equipment - 1.94%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................     1,000    1,120,690
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................       500      550,110
   Total .................................              1,670,800

Wholesale Trade -- Durable Goods- 0.59%
 Lockheed Martin Corporation,
   7.7%, 6-15-2008 .......................       500      509,355


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value
TOTAL CORPORATE DEBT SECURITIES - 65.69%              $56,706,358
 (Cost: $57,007,292)

OTHER GOVERNMENT SECURITIES
Australia - 0.87%
 New South Wales Treasury Corporation,
   7.0%, 2-1-2000 (B) ....................  $A 1,000      750,075

Canada - 3.73%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................  $  1,000    1,060,040
   7.4%, 3-28-2025 .......................     1,000    1,085,490
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,077,340
   Total .................................              3,222,870

Supranationals - 1.30%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,118,960

TOTAL OTHER GOVERNMENT SECURITIES - 5.90%             $ 5,091,905
 (Cost: $4,977,632)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      492,265
   7.5%, 11-15-2017 ......................     1,538    1,552,888
   7.5%, 4-15-2019 .......................     1,332    1,274,866
   7.95%, 12-15-2020 .....................     3,000    3,061,860
   7.0%, 1-15-2021 .......................       500      478,590
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      490,860
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     2,286    2,271,660
   7.5%, 12-15-2023 ......................     2,395    2,379,813
   8.0%, 9-15-2025 .......................     2,012    2,045,354
 United States Treasury:
   5.625%, 1-31-98 .......................     3,000    2,981,730
   5.5%, 2-28-99 .........................     4,000    3,925,640

TOTAL UNITED STATES GOVERNMENT SECURITIES - 24.27%    $20,955,526
 (Cost: $20,968,775)

TOTAL SHORT-TERM SECURITIES - 3.17%                    $2,735,335
 (Cost: $2,735,335)

TOTAL INVESTMENT SECURITIES - 99.03%                  $85,489,124
 (Cost: $85,689,034)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.97%         841,685

NET ASSETS - 100.00%                                  $86,330,809


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                              Shares        Value

COMMON STOCKS AND WARRANTS
Amusement and Recreation Services - 0.20%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250  $   178,125

Business Services - 0.23%
 Bell & Howell Company*  .................     6,250      203,906

Communication - 0.45%
 Heartland Wireless Communications,
   Inc., Warrants (D)* ...................     3,000       21,750
 Infinity Broadcasting Corporation,
   Class A* ..............................    12,625      378,750
   Total .................................                400,500

General Building Contractors - 0.37%
 Walter Industries, Inc.*  ...............    23,272      330,160

Holding and Other Investment Offices - 0.93%
 LTC Properties, Inc.  ...................    50,000      825,000

Hotels and Other Lodging Places - 0.59%
 Wyndham Hotel Corporation*  .............    25,000      521,875

TOTAL COMMON STOCKS AND WARRANTS - 2.77%              $ 2,459,566
 (Cost: $1,642,219)

PREFERRED STOCKS
Depository Institutions - 0.62%
 California Federal Bank, F.S.B.  ........     5,000      547,500

Printing and Publishing - 0.52%
 K-III Communications Corporation (D) ....     5,000      460,000

TOTAL PREFERRED STOCKS - 1.14%           %            $ 1,007,500
 (Cost: $1,000,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Agricultural Services - 0.59%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................    $  500      520,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services - 7.64%
 American Skiing Company,
   12.0%, 7-15-2006 (D) ..................    $  500  $   490,000
 Argosy Gaming Company:
   12.0%, 6-1-2001 (Convertible) .........     1,000      928,750
   13.25%, 6-1-2004 (D) ..................       500      506,250
 GNS Finance Corp.,
   9.25%, 3-15-2003 ......................     1,500    1,582,500
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,052,500
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 (D) ..................       500      542,500
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................       500      502,500
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,177,500
   Total .................................              6,782,500

Business Services - 4.02%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 (D) .................       750      770,625
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      795,000
 Heritage Media Corporation,
   8.75%, 2-15-2006 ......................       500      465,000
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 .....................     1,000    1,030,000
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ......................       500      503,750
   Total .................................              3,564,375

Chemicals and Allied Products - 0.47%
 Revlon Worldwide Corporation,
   0.0%, 3-15-98 .........................       500      415,625

Communication - 24.74%
 Adelphia Communications Corporation,
   12.5%, 5-15-2002 ......................       500      507,500
 Allbritton Communications Company,
   9.75%, 11-30-2007_.....................       500      457,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      706,875
 Arch Communications Group, Inc.,
   0.0%, 3-15-2008 (C) ...................     1,500      772,500
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................     1,000      940,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,344,875
 Chancellor Broadcasting Company,
   9.375%, 10-1-2004 .....................     1,000      945,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ........................    $  500  $   342,500
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ....................       500      535,000
   11.0%, 6-1-2007 .......................       500      561,250
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (C) ..................       500      293,750
 EZ Communications, Inc.,
   9.75%, 12-1-2005 ......................     1,000      955,000
 Granite Broadcasting Corporation,
   10.375%, 5-15-2005 ....................       500      490,000
 Heartland Wireless Communications, Inc.,
   13.0%, 4-15-2003 ......................       500      545,000
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       500      532,500
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (C)(E) .................         8      451,875
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (C) ...................       750      408,750
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (C) ...................       500      375,000
   0.0%, 1-15-2006 (C) ...................     1,000      605,000
 Marcus Cable Operating Company,
   0.0%, 8-1-2004 (C) ....................     1,500    1,072,500
 Metrocall, Inc.,
   10.375%, 10-1-2007 ....................       500      462,500
 Microcell Telecommunications Inc., Units,
   0.0%, 6-1-2006 (C)(D)(F) ..............     1,250      609,375
 PanAmSat, L.P.:
   9.75%, 8-1-2000 .......................     1,000    1,033,750
   0.0%, 8-1-2003 (C) ....................     1,000      870,000
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ......................       500      485,000
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (C)(D) .................       500      375,000
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (C).....................     1,500      873,750
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000      958,140
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ........................       500      475,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................     1,000      655,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 .....................       500      483,750
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    1,830,000
   Total .................................             21,953,640


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Eating and Drinking Places - 1.12%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .........................    $1,000  $   995,000

Electronic and Other Electric Equipment - 1.62%
 A+ Network, Inc.,
   11.875%, 11-1-2005 ....................     1,000    1,027,500
 Exide Corporation,
   0.0%, 12-15-2004 (C) ..................       500      410,000
   Total .................................              1,437,500

Engineering and Management Services - 1.14%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000    1,015,000

Fabricated Metal Products - 0.53%
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      475,000

Food and Kindred Products - 3.50%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (C) ...................       500      423,750
 Keebler Corporation,
   10.75%, 7-1-2006 (D) ..................       500      516,250
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      283,500
 Specialty Foods Corporation:
   10.25%, 8-15-2001 .....................     1,000      930,000
   11.125%, 10-1-2002 ....................     1,000      950,000
   Total .................................              3,103,500

Food Stores - 6.08%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      467,500
 Bruno's Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,479,375
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,065,000
 Penn Traffic Company,
   10.375%, 10-1-2004 ....................     1,000      900,000
 Ralphs Grocery Company,
   10.45%, 6-15-2004 .....................     1,000      980,000
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 .....................       500      503,750
   Total .................................              5,395,625

Furniture and Fixtures - 1.61%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................     1,500    1,425,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
General Building Contractors - 2.45%
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................    $  750  $   682,500
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,010,000
 U.S. Home Corporation,
   9.75%, 6-15-2003 ......................       500      485,000
   Total .................................              2,177,500

General Merchandise Stores - 0.98%
 Kmart Corporation,
   8.99%, 7-5-2010 .......................     1,000      870,000

Health Services - 4.78%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .......................       500      512,500
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,192    1,203,111
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ......................     1,000      980,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ....................       500      480,000
 Tenet Healthcare Corporation,
   9.625%, 9-1-2002 ......................     1,000    1,062,500
   Total .................................              4,238,111

Holding and Other Investment Offices - 1.13%
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,007,500

Hotels and Other Lodging Places - 4.97%
 GNF, CORP.,
   10.625%, 4-1-2003 .....................       500      543,750
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ......................       500      455,000
 Prime Hospitality Corp.,
   9.25%, 1-15-2006 ......................     1,500    1,426,875
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000    1,010,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ....................     1,000      975,000
   Total .................................              4,410,625

Industrial Machinery and Equipment - 1.73%
 American Standard Inc.,
   9.875%, 6-1-2001 ......................     1,000    1,030,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ......................       500      506,250
   Total .................................              1,536,250


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Instruments and Related Products - 2.84%
 Dade International Inc.,
   11.125%, 5-1-2006 (D) .................    $  500  $   517,500
 IVAC Corporation,
   9.25%, 12-1-2002 ......................       500      502,500
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,500,000
   Total .................................              2,520,000

Lumber and Wood Products - 1.17%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,037,500

Metal Mining - 0.34%
 Ucar Global Enterprises Inc.,
   12.0%, 1-15-2005 ......................       265      300,775

Miscellaneous Manufacturing Industries - 0.11%
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      102,000

Motion Pictures - 1.14%
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000    1,010,000

Nondepository Institutions - 0.59%
 First Nationwide Holdings Inc.,
   12.5%, 4-15-2003 ......................       500      522,500

Paper and Allied Products - 4.80%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 .....................     1,000    1,025,000
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,548,750
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       454      468,005
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      478,750
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      742,500
   Total .................................              4,263,005


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing - 3.50%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................    $1,000  $ 1,020,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      679,320
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,000      950,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 (D) ....................       500      457,500
   Total .................................              3,106,820

Railroad Transportation - 1.05%
 Southern Pacific Rail Corporation,
   9.375%, 8-15-2005 .....................       900      936,000

Rubber and Miscellaneous Plastics Products - 0.55%
 RBX Corporation,
   11.25%, 10-15-2005 ....................       500      485,000

Textile Mill Products - 2.68%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 (D) ..................       500      491,875
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000      920,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000      965,000
   Total .................................              2,376,875

Transportation Equipment - 2.19%
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .......................       500      495,000
 Silgan Corporation,
   13.25%, 12-15-2002 ....................       460      465,750
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      490,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      495,000
   Total .................................              1,945,750

Wholesale Trade - Durable Goods - 1.17%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ....................     1,000    1,035,000


                See Notes to Schedules of Investments on page .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1996
(Unaudited)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 0.61%
 AmeriSource Distribution Corporation,
   11.25%, 7-15-2005 .....................    $    1  $     1,112
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      538,750
   Total .................................                539,862

TOTAL CORPORATE DEBT SECURITIES - 91.84%              $81,503,838
 (Cost: $81,560,925)

TOTAL SHORT-TERM SECURITIES - 3.00%                   $ 2,662,695
 (Cost: $2,662,695)

TOTAL INVESTMENT SECURITIES - 98.75%                  $87,633,599
 (Cost: $86,865,839)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.25%       1,111,537

NET ASSETS - 100.00%                                  $88,745,136


                See Notes to Schedules of Investments on page .

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
(Unaudited)

*No income dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B) Principal amounts are denominated in the indicated foreign currency where applicable (DM - German Mark, Y - Japanese Yen, $A - Australian Dollar).
(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)  As of June 30, 1996, the following restricted security was owned in the
     Asset
      Strategy Portfolio:
                   Acquisition         Acquisition  Market
    Security            Date      Shares      Cost   Value
 ----------------  --------------------------------------------
 ARV Assisted Living,
   Inc., Convertible,
    6.75%, 4-1-2006    3/28/96       120  $120,000  $115,200
                                          ==================
     The total market value of restricted securities represents approximately 1.46% of the total net assets in the Asset Strategy Portfolio at June 30, 1996.

 As of June 30, 1996, the following restricted securities were owned in the
     High Income Portfolio:                  Shares/
                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
 Heartland Wireless Communications,
    Inc., Warrants     4/20/95     3,000$   18,500$   21,750
 K-III Communications Corporation,
    Preferred          1/19/96     5,000   500,000   460,000
 Adams Outdoor Advertising Limited Partnership,
    10.75%, 3-15-2006   3/5/96    $  750   750,000   770,625
 American Skiing Company,
    12.0%, 7-15-2006   6/25/96       500   485,825   490,000
 Argosy Gaming Company,
    13.25%, 6-1-2004   5/31/96       500   500,000   506,250
 Avondale Mills, Inc.,
    10.25%, 5-1-2006   4/23/96       500   492,350   491,875
 Dade International Inc.,
    11.125%, 5-1-2006  4/30/96       500   500,000   517,500
 K-III Communications Corporation,
    8.5%, 2-1-2006     1/19/96       500   497,890   457,500
 Keebler Corporation,
    10.75%, 7-1-2006   6/20/96       500   507,500   516,250
 Microcell Telecommunications Inc., Units,
    0.0%, 6-1-2006     6/13/96     1,250   598,125   609,375
 Shared Technologies Fairchild
    Communications Corp.,
    0.0%, 3-1-2006      3/8/96       500   351,385   375,000
 Showboat Marina Casino Partnership,
    13.5%, 3-15-2003   3/21/96       500   500,000   542,500
                                        --------------------
                                        $5,701,575$5,758,625
                                        ====================
     The total market value of restricted securities represents approximately 6.49% of the total net assets in the High Income Portfolio at June 30, 1996.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
(Unaudited)

 (E) Each unit consists of ten senior discount notes due 2-1-2006 and 32 warrants.

 (F) Each unit consists of $1,000 principal amount at maturity of senior discount notes due 2006, four initial warrants to purchase Class B non-voting shares, and four conditional warrants to purchase Class B shares.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996
(Unaudited)
                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)    $455,389,344   $388,591,625    $65,888,052
 Cash   .................          4,592          4,928          2,324
 Receivables:
   Investment securities
    sold  ...............      5,850,866            ---            ---
   Fund shares sold .....        425,857        420,639        162,461
   Dividends and interest        427,002        391,169        177,940
 Prepaid insurance
   premium ..............            642            ---            ---
                            ------------    -----------     ----------
    Total assets  .......    462,098,303    389,408,361     66,230,777
Liabilities                 ------------   ------------    -----------
 Payable for investment
   securities purchased .      6,028,974            ---      1,837,254
 Payable for Fund shares
   redeemed .............         63,883         48,955         20,300
 Accrued accounting
   services fee .........          5,000          5,000          2,500
 Dividends payable  .....            ---            ---            ---
 Other  .................         29,424         23,662         17,576
                            ------------   ------------    -----------
    Total liabilities  ..      6,127,281         77,617      1,877,630
                            ------------   ------------    -----------
      Total net assets ..   $455,971,022   $389,330,744    $64,353,147
Net Assets                  ============   ============    ===========
 $0.01 par value capital stock
   Capital stock ........    $   643,177   $    412,165    $   113,213
   Additional paid-in
    capital  ............    405,606,568    278,403,763     59,198,331
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income      2,872,526      1,803,134        631,623
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  .......     42,272,100      2,667,094       (738,622)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period  ...      4,576,651    106,044,588      5,148,602
                            ------------   ------------    -----------
    Net assets applicable to
      outstanding units
      of capital ........   $455,971,022   $389,330,744    $64,353,147
                            ============   ============    ===========
Net asset value, redemption
 and offering price per share    $7.0894        $9.4460        $5.6843
                                 =======        =======        =======
Capital shares outstanding    64,317,695     41,216,461     11,321,260
Capital shares authorized    100,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996
(Unaudited)                                                      Asset
                               Small Cap       Balanced       Strategy
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $86,807,516    $31,272,552     $8,291,928
 Cash   .................          4,345          5,996          4,655
 Receivables:
   Investment securities
    sold  ...............        758,750        103,517         28,600
   Fund shares sold .....        360,141         54,187         24,043
   Dividends and interest         45,811        210,286         36,439
 Prepaid insurance
   premium ..............            ---            ---            ---
                             -----------    -----------     ----------
    Total assets  .......     87,976,563     31,646,538      8,385,665
Liabilities                  -----------   ------------     ----------
 Payable for investment
   securities purchased .      2,539,000            ---        508,281
 Payable for Fund shares
   redeemed .............         24,338         19,629             41
 Accrued accounting
   services fee .........          2,500          1,667            ---
 Dividends payable  .....            ---            ---            ---
 Other  .................          6,920          1,822            741
                             -----------    -----------     ----------
    Total liabilities  ..      2,572,758         23,118        509,063
                             -----------    -----------     ----------
      Total net assets ..    $85,403,805    $31,623,420     $7,876,602
Net Assets                   ===========    ===========     ==========
 $0.01 par value capital stock
   Capital stock ........    $    95,325    $    51,213     $   15,289
   Additional paid-in
    capital  ............     66,737,502     28,079,812      7,744,897
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income         27,313        427,765        116,343
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  .......      6,890,092      1,109,885         64,977
   Net unrealized appreciation
    (depreciation) of investments
    at end of period  ...     11,653,573      1,954,745        (64,904)
                             -----------    -----------     ----------
    Net assets applicable to
      outstanding units
      of capital ........    $85,403,805    $31,623,420     $7,876,602
                             ===========    ===========     ==========
Net asset value, redemption
 and offering price per share    $8.9592        $6.1749        $5.1517
                                 =======        =======        =======
Capital shares outstanding     9,532,534      5,121,315      1,528,930
Capital shares authorized    200,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996
(Unaudited)
                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $41,964,300     $3,146,406    $85,489,124
 Cash   .................          2,405          3,207          2,656
 Receivables:
   Investment securities
    sold  ...............            ---            ---            ---
   Fund shares sold .....      1,755,600          1,335         35,382
   Dividends and interest        143,055         54,763      1,336,712
 Prepaid insurance
   premium ..............            603            ---            401
                             -----------     ----------     ----------
    Total assets  .......     43,865,963      3,205,711     86,864,275
Liabilities                  -----------     ----------    -----------
 Payable for investment
   securities purchased .            ---            ---        497,500
 Payable for Fund shares
   redeemed .............      1,344,563            ---         23,229
 Accrued accounting
   services fee .........          1,667            ---          2,500
 Dividends payable  .....         11,826            ---            ---
 Other  .................          2,144            264         10,237
                             -----------     ----------    -----------
    Total liabilities  ..      1,360,200            264        533,466
                             -----------     ----------    -----------
      Total net assets ..    $42,505,763     $3,205,447    $86,330,809
Net Assets                   ===========     ==========    ===========
 $0.01 par value capital stock
   Capital stock ........    $   425,058     $    6,119    $   164,243
   Additional paid-in
    capital  ............     42,080,705      3,116,207     86,232,241
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---         88,415      2,753,556
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  .......            ---           (194)    (2,619,471)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period  ...            ---         (5,100)      (199,760)
                             -----------     ----------    -----------
    Net assets applicable to
      outstanding units
      of capital ........    $42,505,763     $3,205,447    $86,330,809
                             ===========     ==========    ===========
Net asset value, redemption
 and offering price per share    $1.0000        $5.2382        $5.2563
                                 =======        =======        =======
Capital shares outstanding    42,505,763        611,937     16,424,314
Capital shares authorized    200,000,000     50,000,000    100,000,000
                       See notes to financial statements.
TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996
(Unaudited)
                             High Income
                               Portfolio
Assets                     -------------
 Investment securities--at
   value (Notes 1 and 3).    $87,633,599
 Cash   .................          4,134
 Receivables:
   Investment securities
    sold  ...............        253,750
   Fund shares sold .....         61,857
   Dividends and interest      1,958,092
 Prepaid insurance
   premium ..............            581
                             -----------
    Total assets  .......     89,912,013
Liabilities                  -----------
 Payable for investment
   securities purchased .      1,123,225
 Payable for Fund shares
   redeemed .............         35,907
 Accrued accounting
   services fee .........          2,500
 Dividends payable  .....            ---
 Other  .................          5,245
                             -----------
    Total liabilities  ..      1,166,877
                             -----------
      Total net assets ..    $88,745,136
Net Assets                   ===========
 $0.01 par value capital stock
   Capital stock ........    $   192,751
   Additional paid-in
    capital  ............     85,270,437
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income      3,929,684
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  .......     (1,415,496)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period  ...        767,760
                             -----------
    Net assets applicable to
      outstanding units
      of capital ........    $88,745,136
                             ===========
Net asset value, redemption
 and offering price per share    $4.6041
                                 =======
Capital shares outstanding    19,275,108
Capital shares authorized    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income:
   Interest .............    $ 1,420,146    $   571,054     $  481,184
   Dividends ............      3,067,858      2,573,112        462,616
                            ------------    -----------     ----------
    Total income  .......      4,488,004      3,144,166        943,800
                             -----------    -----------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................      1,546,133      1,286,723        230,015
   Accounting services
    fee  ................         30,000         29,167         15,000
   Custodian fees .......         14,147          3,875         28,979
   Audit fees ...........         11,296          9,119          5,051
   Legal fees ...........          2,941          2,452            418
   Other ................         10,961          9,696          1,587
                             -----------    -----------     ----------
    Total expenses  .....      1,615,478      1,341,032        281,050
                             -----------    -----------     ----------
      Net investment income    2,872,526      1,803,134        662,750
                             -----------    -----------     ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities ........     42,272,100      2,668,858       (632,845)
 Realized net loss
   on foreign currency
   transactions .........            ---            ---        (31,127)
                             -----------    -----------     ----------
   Realized net gain (loss)
    on investments  .....     42,272,100      2,668,858       (663,972)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........    (28,731,083)    25,692,603      4,143,470
                             -----------    -----------     ----------
    Net gain (loss) on
      investments .......     13,541,017     28,361,461      3,479,498
                             -----------    -----------     ----------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ......    $16,413,543    $30,164,595     $4,142,248
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income:
   Interest .............     $  360,033     $  340,823       $141,391
   Dividends ............          3,991        184,874          7,725
                              ----------     ----------       --------
    Total income  .......        364,024        525,697        149,116
                              ----------     ----------       --------
 Expenses (Note 2):
   Investment management
    fee  ................        312,161         82,940         25,547
   Accounting services
    fee  ................         15,000          9,168            ---
   Custodian fees .......          2,211          1,559          1,793
   Audit fees ...........          5,062          4,998          4,959
   Legal fees ...........            500            154             46
   Other ................          1,777           (887)           (26)
                              ----------     ----------       --------
    Total expenses  .....        336,711         97,932         32,319
                              ----------     ----------       --------
      Net investment income       27,313        427,765        116,797
                              ----------     ----------       --------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities ........      6,890,092      1,109,885         64,977
 Realized net loss
   on foreign currency
   transactions .........            ---            ---           (454)
                              ----------     ----------       --------
   Realized net gain (loss)
    on investments  .....      6,890,092      1,109,885         64,523
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........      2,701,983       (310,768)       (10,923)
                              ----------     ----------       --------
    Net gain (loss) on
      investments .......      9,592,075        799,117         53,600
                              ----------     ----------       --------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ......     $9,619,388     $1,226,882       $170,397
                              ==========     ==========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income:
   Interest .............       $979,058       $102,546     $3,009,450
   Dividends ............            ---            ---            ---
                                --------       --------     ----------
    Total income  .......        979,058        102,546      3,009,450
                                --------       --------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................         89,741          8,501        230,988
   Accounting services
    fee  ................         10,000            ---         15,000
   Custodian fees .......          1,077            550            800
   Audit fees ...........          5,024          4,956          5,629
   Legal fees ...........            240             21            571
   Other ................          1,211            103          2,670
                                --------       --------     ----------
    Total expenses  .....        107,293         14,131        255,658
                                --------       --------     ----------
      Net investment income      871,765         88,415      2,753,792
                                --------       --------     ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities ........            ---           (194)       (16,436)
 Realized net loss
   on foreign currency
   transactions .........            ---            ---           (236)
                                --------       --------     ----------
   Realized net gain (loss)
    on investments  .....            ---           (194)       (16,672)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            ---        (96,937)    (4,461,408)
                                --------       --------     ----------
    Net gain (loss) on
      investments .......            ---        (97,131)    (4,478,080)
                                --------       --------     ----------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ......       $871,765       $ (8,716)   $(1,724,288)
                                ========       ========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                             High Income
                               Portfolio
                         ---------------
Investment Income
 Income:
   Interest .............     $4,168,564
   Dividends ............         72,924
                              ----------
    Total income  .......      4,241,488
                              ----------
 Expenses (Note 2):
   Investment management
    fee  ................        287,245
   Accounting services
    fee  ................         15,000
   Custodian fees .......            720
   Audit fees ...........          5,625
   Legal fees ...........            582
   Other ................          2,632
                              ----------
    Total expenses  .....        311,804
                              ----------
      Net investment income    3,929,684
                              ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities ........      1,773,538
 Realized net loss
   on foreign currency
   transactions .........            ---
                              ----------
   Realized net gain (loss)
    on investments  .....      1,773,538
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........     (2,603,915)
                              ----------
    Net gain (loss) on
      investments .......       (830,377)
                              ----------
      Net increase (decrease)
       in net assets
       resulting from
       operations  ......     $3,099,307
                              ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............   $  2,872,526   $  1,803,134    $   662,750
   Realized net gain (loss)
    on investments  .....     42,272,100      2,668,858       (663,972)
   Unrealized appreciation
    (depreciation)  .....    (28,731,083)    25,692,603      4,143,470
                            ------------   ------------    -----------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........     16,413,543     30,164,595      4,142,248
                            ------------   ------------    -----------
 Dividends to shareholders:*
   From net investment
    income  .............            ---            ---            ---
   From realized gains
    on securities
    transactions  .......            ---            ---            ---
   In excess of realized
    gains  ..............            ---            ---            ---
                            ------------   ------------    -----------
                                     ---            ---            ---
                            ------------   ------------    -----------
 Capital share
   transactions** .......     20,731,795     27,972,117     10,014,554
                            ------------   ------------    -----------
      Total increase
       (decrease) .......     37,145,338     58,136,712     14,156,802
Net Assets
 Beginning of period  ...    418,825,684    331,194,032     50,196,345
                            ------------   ------------    -----------
 End of period  .........   $455,971,022   $389,330,744    $64,353,147
                            ============   ============    ===========
   Undistributed net
    investment income  ..     $2,872,526     $1,803,134       $631,623
                              ==========     ==========       ========
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      5,533,014      4,600,198      2,297,677
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........     (2,572,588)    (1,559,230)      (485,158)
                               ---------      ---------      ---------
Increase (decrease) in outstanding
 capital shares .........      2,960,426      3,040,968      1,812,519
                               =========      =========      =========
Value issued from sale
 of shares  .............    $38,821,746    $42,386,810    $12,692,954
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........    (18,089,951)   (14,414,693)    (2,678,400)
        .................    -----------    -----------    -----------
Increase (decrease) in
 outstanding capital  ...    $20,731,795    $27,972,117    $10,014,554
                             ===========    ===========    ===========
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............    $    27,313    $   427,765     $  116,797
   Realized net gain (loss)
    on investments  .....      6,890,092      1,109,885         64,523
   Unrealized appreciation
    (depreciation)  .....      2,701,983       (310,768)       (10,923)
                             -----------    -----------     ----------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........      9,619,388      1,226,882        170,397
                             -----------    -----------     ----------
 Dividends to shareholders:*
   From net investment
    income  .............            ---            ---            ---
   From realized gains
    on securities
    transactions  .......            ---            ---            ---
   In excess of realized
    gains  ..............            ---            ---            ---
                             -----------    -----------     ----------
                                     ---            ---            ---
                             -----------    -----------     ----------
 Capital share
   transactions** .......     20,192,970      6,793,666      3,362,263
                             -----------    -----------     ----------
      Total increase
       (decrease)  ......     29,812,358      8,020,548      3,532,660
Net Assets
 Beginning of period  ...     55,591,447     23,602,872      4,343,942
                             -----------    -----------     ----------
 End of period  .........    $85,403,805    $31,623,420     $7,876,602
                             ===========    ===========     ==========
   Undistributed net
    investment income   .        $27,313       $427,765       $116,343
                                 =======       ========       ========
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      2,644,116      1,305,926        723,580
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........       (337,628)      (185,084)       (61,071)
                              ----------      ---------      ---------
Increase (decrease) in outstanding
 capital shares .........      2,306,488      1,120,842        662,509
                               =========      =========        =======
Value issued from sale
 of shares  .............    $23,084,004     $7,916,670     $3,674,323
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........     (2,891,034)    (1,123,004)      (312,060)
                             -----------    -----------    -----------
Increase (decrease) in
 outstanding capital  ...    $20,192,970     $6,793,666     $3,362,263
                             ===========     ==========     ==========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............    $   871,765     $   88,415    $ 2,753,792
   Realized net gain (loss)
    on investments  .....            ---           (194)       (16,672)
   Unrealized appreciation
    (depreciation)  .....            ---        (96,937)    (4,461,408)
                             -----------     ----------    -----------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........        871,765         (8,716)    (1,724,288)
                             -----------     ----------    -----------
 Dividends to shareholders:*
   From net investment
    income  .............       (871,765)           ---            ---
   From realized gains
    on securities
    transactions  .......            ---            ---            ---
   In excess of realized
    gains  ..............            ---            ---            ---
                             -----------     ----------    -----------
                                (871,765)           ---            ---
                             -----------     ----------    -----------
 Capital share
   transactions** .......      5,633,519        360,684       (514,410)
                             -----------     ----------    -----------
      Total increase
       (decrease) .......      5,633,519        351,968     (2,238,698)
Net Assets
 Beginning of period  ...     36,872,244      2,853,479     88,569,507
                             -----------     ----------    -----------
 End of period  .........    $42,505,763     $3,205,447    $86,330,809
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---        $88,415     $2,753,556
                                    ====        =======     ==========
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............    109,433,310        136,348      1,162,650
Shares issued from reinvest-
 ment of dividends  .....        860,024            ---            ---
Shares redeemed .........   (104,659,815)       (67,711)    (1,264,853)
                             -----------        -------      ---------
Increase (decrease) in outstanding
 capital shares .........      5,633,519         68,637       (102,203)
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $109,433,310       $713,378     $6,113,847
Value issued from reinvest-
 ment of dividends  .....        860,024            ---             --
Value redeemed ..........   (104,659,815)      (352,694)    (6,628,257)
                             -----------     ----------     ----------
Increase (decrease) in
 outstanding capital  ...     $5,633,519       $360,684     $ (514,410)
                             ===========     ==========     ==========
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1996
(Unaudited)

                             High Income
                               Portfolio
                             -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............     $3,929,684
   Realized net gain (loss)
    on investments  .....      1,773,538
   Unrealized appreciation
    (depreciation)  .....     (2,603,915)
                              ----------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........      3,099,307
                              ----------
 Dividends to shareholders:*
   From net investment
    income  .............            ---
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                                     ---
                             -----------
 Capital share
   transactions** .......     (1,040,364)
                             -----------
      Total increase
       (decrease) .......      2,058,943
Net Assets
 Beginning of period  ...     86,686,193
        .................    -----------
 End of period  .........    $88,745,136
        .................    ===========
   Undistributed net
    investment income  ..     $3,929,684
                              ==========
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      1,101,530
Shares issued from reinvest-
 ment of dividends ......            ---
Shares redeemed .........     (1,329,460)
                               ---------
Increase (decrease) in outstanding
 capital shares .........       (227,930)
                               =========
Value issued from sale
 of shares  .............     $5,008,360
Value issued from reinvest-
 ment of dividends  .....            ---
Value redeemed ..........     (6,048,724)
                              ----------
Increase (decrease) in
 outstanding capital  ...    $(1,040,364)
                              ==========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995
(Unaudited)

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  4,620,896   $  3,112,227    $   791,682
   Realized net gain (loss)
    on investments  .....     64,283,233      5,870,913       (155,262)
   Unrealized appreciation
    (depreciation)  .....     42,925,336     63,977,939      1,669,228
                            ------------   ------------    -----------
    Net increase in net
      assets resulting
      from operations....    111,829,465     72,961,079      2,305,648
                            ------------   ------------    -----------
 Dividends to shareholders:*
   From net investment
    income  .............     (4,621,508)    (3,112,674)      (721,188)
   From realized gains
    on securities
    transactions  .......    (64,282,621)    (5,407,615)           ---
   In excess of realized
    gains  ..............           ----         (1,764)           ---
                            ------------   ------------    -----------
                             (68,904,129)    (8,522,053)      (721,188)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     99,163,713     47,981,404     22,592,251
                            ------------   ------------    -----------
      Total increase ....    142,089,049    112,420,430     24,176,711
Net Assets
 Beginning of period  ...    276,736,635    218,773,602     26,019,634
                            ------------   ------------    -----------
 End of period  .........   $418,825,684   $331,194,032    $50,196,345
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      8,244,920      7,529,946      5,011,325
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........     10,094,216        982,290        136,620
Shares redeemed .........     (3,897,735)    (2,657,368)      (850,796)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........     14,441,401      5,854,868      4,297,149
                              ==========      =========      =========
Value issued from sale
 of shares  .............    $57,245,750    $60,548,279    $26,298,441
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........     68,904,129      8,522,053        721,188
Value redeemed ..........    (26,986,166)   (21,088,928)    (4,427,378)
                             -----------    -----------    -----------
Increase in
 outstanding capital  ...    $99,163,713    $47,981,404    $22,592,251
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995
(Unaudited)

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $   625,470    $   511,312     $   60,277
   Realized net gain (loss)
    on investments  .....      1,011,622        375,170          4,660
   Unrealized appreciation
    (depreciation)  .....      7,643,311      2,500,947        (53,981)
                             -----------    -----------     ----------
    Net increase in net
      assets resulting
      from operations....      9,280,403      3,387,429         10,956
                             -----------    -----------     ----------
 Dividends to shareholders:*
   From net investment
    income  .............       (625,470)      (511,312)       (59,911)
   From realized gains
    on securities
    transactions  .......     (1,011,622)      (371,952)        (5,026)
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------    -----------     ----------
                              (1,637,092)      (883,264)       (64,937)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     31,867,974     12,427,639      4,397,923
                             -----------    -----------     ----------
    Total increase   ....     39,511,285     14,931,804      4,343,942
Net Assets
 Beginning of period  ...     16,080,162      8,671,068            ---
                             -----------    -----------     ----------
 End of period  .........    $55,591,447    $23,602,872     $4,343,942
                             ===========    ===========     ==========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      4,818,197      2,264,439        876,052
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........        212,809        149,718         12,955
Shares redeemed .........       (488,640)      (170,404)       (22,586)
                               ---------      ---------        -------
Increase in outstanding
   capital shares........      4,542,366      2,243,753        866,421
                               =========      =========        =======
Value issued from sale
 of shares  .............    $33,624,752    $12,476,652     $4,448,147
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,637,092        883,263         64,938
Value redeemed ..........     (3,393,870)      (932,276)      (115,162)
                             -----------    -----------     ----------
Increase in
 outstanding capital  ...    $31,867,974    $12,427,639     $4,397,923
                             ===========    ===========     ==========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995
(Unaudited)

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 1,574,075     $  144,743    $ 5,511,692
   Realized net gain (loss)
    on investments  .....            ---         10,804        882,169
   Unrealized appreciation
    (depreciation)  .....            ---        139,524      8,857,982
                             -----------     ----------    -----------
    Net increase in net
      assets resulting
      from operations....      1,574,075        295,071     15,251,843
                             -----------     ----------    -----------
 Dividends to shareholders:*
   From net investment
    income  .............     (1,574,075)      (144,743)    (5,517,200)
   From realized gains
    on securities
    transactions  .......            ---        (10,804)           ---
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------     ----------    -----------
                              (1,574,075)      (155,547)    (5,517,200)
 Capital share
   transactions**........      6,059,981      1,068,809      4,818,014
                             -----------     ----------    -----------
    Total increase  .....      6,059,981      1,208,333     14,552,657
Net Assets
 Beginning of period  ...     30,812,263      1,645,146     74,016,850
                             -----------     ----------    -----------
 End of period  .........    $36,872,244     $2,853,479    $88,569,507
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............    169,760,641        294,605      1,918,955
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890         29,626      1,029,828
Shares redeemed .........   (165,274,550)      (119,359)    (2,040,023)
                             -----------        -------      ---------
Increase in outstanding
 capital shares  ........      6,059,981        204,872        908,760
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $169,760,641     $1,551,139     $9,976,902
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890        155,548      5,517,200
Value redeemed ..........   (165,274,550)      (637,878)   (10,676,088)
                            ------------     ----------     ----------
Increase in
 outstanding capital  ...   $  6,059,981     $1,068,809     $4,818,014
                            ============     ==========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995
(Unaudited)

                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 7,429,973
   Realized net gain (loss)
    on investments  .....     (1,443,930)
   Unrealized appreciation
    (depreciation)  .....      7,364,701
                             -----------
    Net increase in net
      assets resulting
      from operations....     13,350,744
                             -----------
 Dividends to shareholders:*
   From net investment
    income  .............     (7,429,973)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (7,429,973)
                             -----------
 Capital share
   transactions**........      8,121,747
                             -----------
    Total increase  .....     14,042,518
Net Assets
 Beginning of period  ...     72,643,675
                             -----------
 End of period  .........    $86,686,193
                             ===========
   Undistributed net
    investment income  ..           $---
                                    ====
                     *See "Financial Highlights" on pages .
**Shares issued from sale
 of shares  .............      2,353,273
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,672,287
Shares redeemed .........     (2,189,523)
        .................      ---------
Increase in outstanding
 capital shares  ........      1,836,037
        .................      =========
Value issued from sale
 of shares  .............    $10,517,788
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      7,429,973
Value redeemed ..........     (9,826,014)
        .................    -----------
Increase in
 outstanding capital  ...    $ 8,121,747
        .................    ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/96     1995     1994     1993    1992   1991
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $6.8260  $5.8986 $6.1962  $6.1505 $5.5973  $4.9479
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0447   0.0903  0.1211   0.0537  0.1013   0.1229
 Net realized and
   unrealized gain
   on investments ..   0.2187   2.1842  0.0268   0.8087  1.0653   1.6636
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2634   2.2745  0.1479   0.8624  1.1666   1.7865
                      -------  ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.0903)(0.1211) (0.0537)(0.1013) (0.1229)
 Distribution from
   capital gains ...  (0.0000) (1.2568)(0.3244) (0.7569)(0.5121) (1.0142)
 Distribution in
   excess of capital
   gains ...........  (0.0000) (0.0000)(0.0000) (0.0061)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (1.3471)(0.4455) (0.8167)(0.6134) (1.1371)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $7.0894  $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                      =======  ======= =======  ======= =======  =======
Total return .......   3.86%   38.57%   2.39%   14.02%  20.84%   36.10%
Net assets, end of
 period (000
 omitted)  .........$455,971$418,826$276,737 $220,590$122,363  $69,044
Ratio of expenses
 to average net
 assets ............   0.73%*   0.75%   0.77%    0.78%   0.80%    0.86%
Ratio of net investment
 income to average
 net assets  .......   1.30%*   1.35%   2.07%    1.01%   2.00%    2.43%
Portfolio turnover
 rate  ............. 124.93%  245.80% 277.36%  297.81% 225.87%  316.72%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/96     1995     1994     1993    1992  1991*
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $8.6756  $6.7689 $6.9180  $5.9530 $5.3158  $5.0000
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0437   0.0839  0.0703   0.0651  0.0803   0.0633
 Net realized and
   unrealized gain (loss)
   on investments ..   0.7267   2.0525 (0.1491)  0.9650  0.6496   0.3158
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.7704   2.1364 (0.0788)  1.0301  0.7299   0.3791
                      -------  ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.0839)(0.0703) (0.0651)(0.0803) (0.0633)
 Distribution from
   capital gains....  (0.0000) (0.1457)(0.0000) (0.0000)(0.0124) (0.0000)
 Distribution in excess
   of capital gains   (0.0000) (0.0001)(0.0000) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.2297)(0.0703) (0.0651)(0.0927) (0.0633)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $9.4460  $8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                      =======  ======= =======  ======= =======  =======
Total return........   8.88%   31.56%  -1.14%   17.30%  13.78%   17.43%
Net assets, end of
 period (000
 omitted)  .........$389,331$331,194$218,774 $155,092 $65,027  $15,640
Ratio of expenses
 to average net
 assets ............   0.73%**  0.77%   0.77%    0.79%   0.85%    0.89%
Ratio of net investment
 income to average
 net assets  .......   0.98%**  1.13%   1.16%    1.36%   1.78%    2.47%
Portfolio turnover
 rate  .............   9.68%   15.00%  23.32%   18.38%  15.74%    4.41%

*The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                              For the           For the        For the
                            six months        fiscal year       period
                                ended             ended          ended
                              6/30/96          12/31/95        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2790          $4.9926          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0574           0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.3479           0.2790          (0.0074)
                               -------          -------          -------
Total from investment
 operations  .......            0.4053           0.3636           0.0133

Less dividends from net
   investment
   income ..........           (0.0000)         (0.0772)         (0.0207)
                               -------          -------          -------
Net asset value,
 end of period  ....           $5.6843          $5.2790          $4.9926
                               =======          =======          =======
Total return........            7.68%            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $64,353          $50,196          $26,020
Ratio of expenses
 to average net
 assets ............            0.98%**          1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......            2.31%**          1.99%            1.36%
Portfolio turnover
 rate  .............           35.95%           34.93%           23.23%

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                              For the           For the        For the
                            six months        fiscal year       period
                                ended             ended          ended
                              6/30/96          12/31/95        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $7.6932          $5.9918          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0029           0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..            1.2631           1.8470           1.0086
                               -------          -------          -------
Total from investment
 operations  .......            1.2660           1.9370           1.0462
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0000)         (0.0900)         (0.0376)
 Distribution from
   capital gains....           (0.0000)         (0.1456)         (0.0168)
                               -------          -------          -------
Total distributions            (0.0000)         (0.2356)         (0.0544)
                               -------          -------          -------
Net asset value,
 end of period  ....           $8.9592          $7.6932          $5.9918
                               =======          =======          =======
Total return........           16.46%           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $85,404          $55,591          $16,080
Ratio of expenses
 to average net
 assets ............            0.92%**          0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......            0.07%**          1.77%            2.35%
Portfolio turnover
 rate  .............           63.81%           43.27%           21.61%

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                              For the           For the        For the
                            six months        fiscal year       period
                                ended             ended          ended
                              6/30/96          12/31/95        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.9000          $4.9359          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0835           0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            0.1914           1.0611          (0.0641)
                               -------          -------          -------
Total from investment
 operations  .......            0.2749           1.1944          (0.0181)
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0000)         (0.1333)         (0.0460)
 Distribution from
   capital gains....           (0.0000)         (0.0970)         (0.0000)
                               -------          -------          -------
Total distributions            (0.0000)         (0.2303)         (0.0460)
                               -------          -------          -------
Net asset value,
 end of period  ....           $6.1749          $5.9000          $4.9359
                               =======          =======          =======
Total return........            4.66%           24.19%           -0.37%
Net assets, end of
 period (000
 omitted)  .........         $31,623          $23,603           $8,671
Ratio of expenses
 to average net
 assets ............            0.71%**          0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.11%**          3.22%            3.14%
Portfolio turnover
 rate  .............           31.97%           62.87%           19.74%

 *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                              For the           For the
                            six months           period
                                ended             ended
                              6/30/96         12/31/95*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.0137          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0766           0.0717
 Net realized and
   unrealized gain
   on investments ..            0.0614           0.0193
                               -------          -------
Total from investment
 operations  .......            0.1380           0.0910
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0000)         (0.0713)
 Distribution from
   capital gains....           (0.0000)         (0.0060)
                               -------          -------
Total distributions            (0.0000)         (0.0773)
                               -------          -------
Net asset value,
 end of period  ....           $5.1517          $5.0137
                               =======          =======
Total return........            2.76%            1.80%
Net assets, end of
 period (000
 omitted)  .........          $7,877           $4,344
Ratio of expenses
 to average net
 assets ............            1.01%**          0.91%
Ratio of net investment
 income to average
 net assets  .......            3.67%**          4.42%
Portfolio turnover
 rate  .............           23.17%          149.17%

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/96     1995     1994     1993    1992   1991
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
   income ..........   0.0243   0.0542  0.0368   0.0260  0.0324   0.0536
Less dividends
 declared  .........  (0.0243) (0.0542)(0.0368) (0.0260)(0.0324) (0.0536)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.45%    5.56%   3.72%    2.63%   3.29%    5.49%
Net assets, end of
 period (000
 omitted)  .........$42,506  $36,872 $30,812  $26,000 $23,995  $19,797
Ratio of expenses
 to average net
 assets ............   0.60%*   0.62%   0.65%    0.65%   0.65%    0.76%
Ratio of net investment
 income to average
 net assets  .......   4.88%*   5.42%   3.72%    2.61%   3.17%    5.33%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                              For the           For the        For the
                            six months        fiscal year       period
                                ended             ended          ended
                              6/30/96          12/31/95        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2521          $4.8611          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1445           0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..           (0.1584)          0.4122          (0.1375)
                               -------          -------          -------
Total from investment
 operations  .......           (0.0139)          0.6963           0.0132
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0000)         (0.2841)         (0.1507)
 Distribution from
   capital gains ...           (0.0000)         (0.0212)         (0.0014)
                               -------          -------          -------
Total distributions            (0.0000)         (0.3053)         (0.1521)
                               -------          -------          -------
Net asset value,
 end of period  ....           $5.2382          $5.2521          $4.8611
                               =======          =======          =======
Total return........           -0.27%           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $3,205           $2,853           $1,645
Ratio of expenses
 to average net
 assets ............            0.92%**          0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......            5.74%**          6.22%            5.89%
Portfolio turnover
 rate  .............            7.10%           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/96     1995     1994     1993    1992   1991
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.3592  $4.7393 $5.4045  $5.2626 $5.2661  $4.9534
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1677   0.3556  0.3507   0.3334  0.3643   0.3867
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.2706)  0.6202 (0.6652)  0.3046  0.0216   0.3771
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.1029)  0.9758 (0.3145)  0.6380  0.3859   0.7638
                      -------  ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.0000) (0.3559)(0.3507) (0.3334)(0.3643) (0.3867)
 Distribution from
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.1627)(0.0251) (0.0644)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3559)(0.3507) (0.4961)(0.3894) (0.4511)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.2563  $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                      =======  ======= =======  ======= =======  =======
Total return .......  -1.92%   20.56%  -5.90%   12.37%   7.67%   16.19%
Net assets, end of
 period (000
 omitted)  .........$86,331  $88,570 $74,017  $81,727 $49,428  $29,112
Ratio of expenses
 to average net
 assets ............   0.59%*   0.60%   0.62%    0.62%   0.64%    0.72%
Ratio of net investment
 income to average
 net assets  .......   6.35%*   6.73%   6.73%    6.01%   6.91%    7.65%
Portfolio turnover
 rate  .............  43.06%   71.17% 135.82%   68.75%  44.32%   52.50%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/96     1995     1994     1993    1992   1991
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.4448  $4.1118 $4.6373  $4.2886 $4.0770  $3.4067
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.2039   0.4165  0.4106   0.3899  0.4050   0.4368
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.0446)  0.3330 (0.5255)  0.3487  0.2116   0.6703
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1593   0.7495 (0.1149)  0.7386  0.6166   1.1071
                      -------  ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........  (0.0000) (0.4165)(0.4106) (0.3899)(0.4050) (0.4368)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.6041  $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                      =======  ======= =======  ======= =======  =======
Total return .......   3.58%   18.19%  -2.55%   17.90%  15.70%   34.19%
Net assets, end of
 period (000
 omitted)  .........$88,745  $86,686 $72,644  $71,265 $41,456  $24,394
Ratio of expenses
 to average net
 assets ............   0.71%*   0.72%   0.74%    0.75%   0.77%    0.87%
Ratio of net investment
 income to average
 net assets  .......   8.92%*   9.25%   9.03%    8.66%   9.48%   11.32%
Portfolio turnover
 rate  .............  31.21%   41.78%  37.86%   54.22%  60.79%   34.00%

*Annualized.

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996
(Unaudited)

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $55,929. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.3 billion of combined net assets at June 30, 1996) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $21,458.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended June 30, 1996 are summarized as follows:

-                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $491,963,119   $74,786,611   $30,848,153
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    430,492,002   150,666,231    85,979,705
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         512,726,852    33,459,705    14,623,240
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    392,725,790   162,247,726    90,069,000

                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $71,149,763    $8,358,673    $3,340,778
Purchases of U.S. Government
   securities                          ---     3,038,203     1,329,183
Purchases of short-term
 securities                     94,182,346    16,490,859    16,813,189
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          39,740,960     7,510,903       759,489
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    103,994,135    13,301,000    16,822,554

                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                       $135,862   $20,126,421   $33,116,610
Purchases of U.S. Government
   securities                      547,470    18,100,521           ---
Purchases of short-term
 securities                        913,000    28,356,722    30,741,825
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             152,302    20,427,881    25,976,546
Proceeds from maturities
 and sales of U.S.
 Government securities              50,460    15,245,047           ---
Proceeds from maturities
 and sales of short-term
 securities                        915,000    28,165,432    33,365,783

     For Federal income tax purposes, cost of investments owned at June 30, 1996 and the related unrealized appreciation (depreciation) were as follows:

                                                                   Aggregate
                                                                   Appreciation
                                         CostAppreciationDepreciation
 (Depreciation)
                                  ---------------------------------------------
--
Growth Portfolio                 $450,812,693$24,171,088$(19,594,437)$4,576,651
Income Portfolio                  282,548,820109,593,424(3,550,619)106,042,805
International Portfolio            60,731,409  7,218,146(2,296,720)4,921,426
Small Cap Portfolio                75,153,943 17,734,603(6,081,030)11,653,573
Balanced Portfolio                 29,317,807  2,716,017  (761,272)1,954,745
Asset Strategy Portfolio            8,356,832    183,624  (248,528)  (64,904)
Money Market Portfolio             41,964,300        ---        ---      ---
Limited-Term Bond Portfolio         3,151,506     25,882   (30,982)  (5,100)
Bond Portfolio                     85,689,034    909,731(1,109,641)(199,910)
High Income Portfolio              86,865,839  2,664,142(1,896,382)  767,760

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Asset Strategy, Small Cap, Limited-Term Bond and Growth Portfolios realized capital gain net income of $5,026, $1,041,204, $10,804 and $64,691,827, respectively, during the year ended December 31, 1995. For Federal income tax purposes, Bond Portfolio realized capital gains of $876,661 during the year ended December 31, 1995. The capital gains were entirely offset by utilization of capital loss carryforwards. Remaining capital loss carryforwards of Bond Portfolio totaled $2,603,035 at December 31, 1995, and are available to offset future realized capital gain net income through December 31, 2002. For Federal income tax purposes, Income, International and Balanced Portfolios realized capital gain net income of $5,409,380, $169,132 and $371,952, respectively, which includes utilization of capital loss carryovers of $459,928, $21,009 and $3,218, respectively. For Federal income tax purposes, High Income Portfolio realized capital losses of $1,443,930 during the year ended December 31, 1995. These amounts are available to offset future realized capital gain net income through December 31, 2003. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $1,745,105, which are available to offset future realized capital gain net income through December 31, 1999; $1,428,392 is available through December 31, 2002. The capital gain net income of Asset Strategy, Limited-Term Bond, Income and Balanced Portfolios was paid to shareholders during the year ended December 31, 1995. A portion of the capital gain net income of Growth, Small Cap and International Portfolios was paid to shareholders during the period ended December 31, 1995. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next calendar year net capital losses or net long-term capital losses incurred between each November 1 and the end of its calendar year ("post-October losses"). From November 1, 1995 through December 31, 1995, Growth, International and Small Cap Portfolios incurred post-October losses of $409,206, $274,909 and $29,582, respectively, which have been deferred to the calendar year ending December 31, 1996.

                             REGISTRATION STATEMENT

                                     PART C

                               OTHER INFORMATION

24.  Financial Statements and Exhibits
     ---------------------------------

(a)  Financial Statements -- TMK/United Funds, Inc.

     Included in Part B:
     -------------------

     As of December 31, 1995 and June 30, 1996
          Statements of Assets and Liabilities

     For the year ended December 31, 1995 and the six months ended June 30, 1996
          Statements of Operations

     For each of the two years ended December 31, 1995 and the six months ended June 30, 1996
          Statement of Changes in Net Assets

     Schedule I -- Investment Securities as of December 31, 1995 and
     June 30, 1996

     Report of Independent Accountants

     Included in Part C:
     -------------------

     Financial Data Schedules

     Other schedules prescribed by Regulation S-X are not filed because the required matter is not present or is insignificant.

 (b)  Exhibits:

     (1)  Articles of Incorporation, attached hereto as EX-99.B1-tmkart

     (2) By-Laws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

     (3)  Not applicable

     (4) Article FIFTH and Article SEVENTH of the Articles of Incorporation of Registrant, attached hereto as EX-99.B1-tmkart; Article I, Article IV and Article VII of the Bylaws of the Registrant, filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

     (5) Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio attached hereto as EX-99.B5-tmkima

          Assignment of Investment Management Agreement filed October 3, 1995 as EX-99.B5-tmkassign to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

     (6) Form of Distribution Contract reflecting addition of Asset Strategy Portfolio filed February 15, 1995 as EX-99.B6-tmkdisco to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

          Form of Distribution Contract reflecting addition of Science and Technology Portfolio attached hereto as EX-99.B6-variable

          Principal Underwriting Agreement between Waddell & Reed, Inc. and United Investors Life Insurance Company filed October 3, 1995 as EX-99.B6-tmkpua to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

     (7)  Not applicable

     (8)  Custodian Agreement attached hereto as EX-99.B8-tmkca

     (9) Accounting Services Agreement filed October 3, 1995 as EX-99.B9-tmkasa to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

     (10) Opinion and Consent of Counsel filed March 18, 1987 as Exhibit (b)(10) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

     (11) Consent of Independent Accountants, attached hereto as EX-99.B11-tmkconsnt

     (12) Not applicable

     (13) Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and Asset
---------------------------------
*Incorporated herein by reference
          Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and Science and Technology Portfolio attached hereto as EX-B.13-tmkuilst

     (14) Not applicable

     (15) Not applicable

     (16) Schedules for yield and total return computation filed April 29, 1996 as EX-99.B16-tmksched to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

          Schedule for yield computation for Money Market Portfolio attached hereto as EX-99.B16-tmkyldmm

     (17) Financial Data Schedules, attached hereto as EX-27.B17-tmkfds1-6, EX-27.B17-tmkfds2-6, EX-27.B17-tmkfds3-6, EX-27.B17-tmkfds4-6, EX-27.B17-
          tmkfds5-6, EX-27.B17-tmkfds6-6, EX-27.B17-tmkfds7-6, EX-27.B17-
          tmkfds8-6, EX-27.B17-tmkfds9-6, EX-27.B17-tmkfds10-6, EX-27.B17-
          tmkfds1, EX-27.B17-tmkfds2, EX-27.B17-tmkfds3, EX-27.B17-tmkfds4, EX-27.B17-tmkfds5, EX-27.B17-tmkfds6, EX-27.B17-tmkfds7, EX-27.B17-
          tmkfds8, EX-27.B17-tmkfds9, EX-27.B17-tmkfds10

25.  Persons Controlled by or under common control with Registrant
     -------------------------------------------------------------

     None

26.  Number of Holders of Securities
     -------------------------------

                                   Number of Record Holders as of
     Title of Class                      September 30, 1996
     --------------                ------------------------------
     Common                                      2

27.  Indemnification
     ---------------

     Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, attached hereto as EX-99.B1-tmkart, and to Paragraph 7 of the Distribution Agreement between United Investors Life Insurance Company and the Registrant, attached hereto as EX-99.B6-tmkdisco, each of which provides for indemnification. Also refer to
     Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

28.  Business and Other Connections of Investment Manager
     ----------------------------------------------------

     Waddell & Reed Investment Management Company is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between Waddell & Reed, Inc. and the Registrant, Waddell & Reed, Inc. is to provide investment management services to the Registrant. Waddell & Reed, Inc. assigned its investment management duties under this agreement to Waddell & Reed Investment Management Company on January 8, 1992. Waddell & Reed Investment Management Company is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment.

---------------------------------
*Incorporated herein by reference
     Each director and executive officer of Waddell & Reed Investment Management Company or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of Waddell & Reed Investment Management Company or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant, and except for Mr. Ronald K. Richey. Mr. Richey is Chairman of the Board and Chief Executive Officer of Torchmark Corporation, the parent company of Waddell & Reed, Inc., and Chairman of the Board of United Investors Management Company, a holding company of which Waddell & Reed, Inc. is an indirect subsidiary. Mr. Richey's address is 2001 Third Avenue South, Birmingham, Alabama 35233. The address of the others is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

     As to each director and officer of Waddell & Reed Investment Management Company, reference is made to the Prospectus and SAI of this Registrant.

29.  Principal Underwriter and Distributor
     -------------------------------------

     (a) Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant's shares. It is the principal underwriter to the following investment companies:

          United Funds, Inc.
          United International Growth Fund, Inc.
          United Continental Income Fund, Inc.
          United Vanguard Fund, Inc.
          United Retirement Shares, Inc.
          United Municipal Bond Fund, Inc.
          United High Income Fund, Inc.
          United Cash Management, Inc.
          United Government Securities Fund, Inc.
          United New Concepts Fund, Inc.
          United Gold & Government Fund, Inc.
          United Municipal High Income Fund, Inc.
          United High Income Fund II, Inc.
          United Asset Strategy Fund, Inc.
          Waddell & Reed Funds, Inc.

          and is depositor of the following unit investment trusts:

          United Periodic Investment Plans to acquire shares of United Science and Technology Fund

          United Periodic Investment Plans to acquire shares of United Accumulative Fund

          United Income Investment Programs

          United International Growth Investment Programs

          United Continental Income Investment Programs

          United Vanguard Investment Programs

     (b) The information contained in the underwriter's application on form BD, under the Securities Exchange Act of 1934, is herein incorporated by reference.

     (c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.
---------------------------------
*Incorporated herein by reference

30.  Location of Accounts and Records
     --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Sharon K. Pappas and Mr. Robert L. Hechler, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

31.  Management Services
     -------------------

     There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Item (b)(9) hereof.

32.  Undertakings
     ------------

     (a)  Not applicable

     (b) The Fund agrees to file a post-effective amendment, using financial statements for Science and Technology Portfolio which need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

     (c) The Fund agrees to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders upon request and without charge.

     (d) To the extent that Section 16(c) of the Investment Company Act of 1940, as amended, applies to the Fund, the Fund agrees, if requested in writing by the shareholders of record of not less than 10% of the Fund's outstanding shares, to call a meeting of the shareholders of the Fund for the purpose of voting upon the question of removal of any director and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 31st day of October, 1996.

                            TMK/UNITED FUNDS, INC.

                                  (Registrant)

                            By /s/ Keith A. Tucker*
                            ------------------------
                           Keith A. Tucker, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
     ----------          -----

/s/Ronald K. Richey*     Chairman of the Board         October 31, 1996
----------------------                                 ----------------
Ronald K. Richey


/s/Keith A. Tucker*      President and Director        October 31, 1996
----------------------   (Principal Executive Officer) ----------------
Keith A. Tucker


/s/Theodore W. Howard*   Vice President, Treasurer     October 31, 1996
----------------------   and Principal Accounting      ----------------
Theodore W. Howard       Officer


/s/Robert L. Hechler*    Vice President and            October 31, 1996
----------------------   Principal Financial           ----------------
Robert L. Hechler        Officer


/s/Henry L. Bellmon*     Director                      October 31, 1996
----------------------                                 ----------------
Henry L. Bellmon


/s/Dodds I. Buchanan*    Director                      October 31, 1996
---------------------                                  ----------------
Dodds I. Buchanan


/s/Jay B. Dillingham*    Director                      October 31, 1996
--------------------                                   ----------------
Jay B. Dillingham


/s/Linda Graves*         Director                      October 31, 1996
-------------------                                    ----------------
Linda Graves


/s/John F. Hayes*        Director                      October 31, 1996
-------------------                                    ----------------
John F. Hayes


/s/Glendon E. Johnson*   Director                      October 31, 1996
-------------------                                    ----------------
Glendon E. Johnson


/s/William T. Morgan*    Director                      October 31, 1996
-------------------                                    ----------------
William T. Morgan


/s/Doyle Patterson*      Director                      October 31, 1996
-------------------                                    ----------------
Doyle Patterson


/s/Eleanor B. Schwartz*  Director                      October 31, 1996
-------------------                                    ----------------
Eleanor B. Schwartz


/s/Frederick Vogel III*  Director                      October 31, 1996
-------------------                                    ----------------
Frederick Vogel III


/s/Paul S. Wise*         Director                      October 31, 1996
-------------------                                    ----------------
Paul S. Wise


*By
    Sharon K. Pappas
    Attorney-in-Fact

ATTEST:
   Sheryl Strauss
   Assistant Secretary